UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

THE HUNTINGTON FUNDS

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Martin Dean

The Huntington National Bank

37 West Broad Street, 6th Floor

Columbus, OH 43215

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1. Reports to Stockholders.

Semi-Annual Shareholder Report

JUNE 30, 2014

CLASS A SHARES

CLASS C SHARES

INSTITUTIONAL SHARES

Rev. August 2014

FACTS	WHAT DO THE HUNTINGTON FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and income

¡   Account balances and transaction history

¡   Information about your investment goals and risk tolerances

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Huntington Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Huntington Funds share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	Yes	Yes
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

¡   Call toll-free 1-800-253-0412

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice.

However, you can contact us at any time to limit our sharing.

Questions?	Calltoll-free 1-800-253-0412

State Disclosures - In addition to your rights described below and in this notice, you may have other rights under state laws. We will comply with applicable state laws with respect to our information practices.

California and Vermont Customers have other protections under state law. If your primary mailing address is in California or Vermont, we will not share your financial information that we collect except as permitted by law, including, for example, with your consent or to service your account. We will also not use your information for joint marketing purposes. We do not share customer information with third parties except as permitted by law.

Who we are
Who is providing this notice?	The Huntington Funds, a family of mutual funds advised by Huntington Asset Advisors, Inc.

What we do
How do the Huntington Funds protect my personal information?	We maintain, and require all Fund service providers to maintain policies designed to assure only appropriate access to, and use of information about, our customers. We rely on the Huntington Funds’ transfer agent to appropriately dispose of our customers’ nonpublic personal information and to protect against its unauthorized access or use when we are no longer required to maintain this information.
How do the Huntington Funds collect my personal information?

We collect your personal information, for example, when you

¡ Complete an account application or other forms with us

¡ Make a transaction in the Funds

¡ Correspond with us or our service providers—in written form, via telephone or through the Funds’ website

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡ Sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡ Affiliates from using your information to market to you

¡ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

What happens when I limit sharing for an account I hold jointly with someone else?	For joint accounts, any one of the joint account holders has the right to exercise the option described above. If you are a joint account holder, your decision will also apply to others with whom you jointly hold accounts. If you have more than one consumer account with us, you need only respond once.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

¡ Our affiliates include companies with a Huntington name and financial companies, including Huntington Asset Advisors, Huntington Investment Company, Huntington Asset Services and Unified Financial Securities.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

¡ Nonaffiliates we share with can include banks, securities broker-dealers, insurance companies, data processors, software companies, marketing service providers, and state and federal government agencies.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ The Huntington Funds currently do not have any joint marketing arrangements.

Message from the Chief Investment Officer

Dear Shareholder:

The first half of 2014 has certainly been as eventful as the investment environment of 2013. At the start of the year, the Federal Reserve accepted a new Chairperson, Janet Yellen, who quickly announced her commitment to maintaining the status quo with regard to monetary policies. Since those policies of providing liquidity to the economy were of such prime importance to the investment markets in 2013, this continuation was positively accepted by investors. However, investors were quickly thrown a curve in the form of intensely adverse weather during the first quarter of this year. This natural phenomenon impacted manufacturing, housing, travel, agriculture and services to such an extent that the GDP actually fell during the quarter by -2.9%.

While this would normally be sufficient to send investors to the sidelines, there was another situation that helped to negate the influence of the weather. During the first four months of 2014, corporate consolidations, worldwide, expanded by over $1 trillion. Certainly, this was a result of a slower growing international economy and low interest rates along with plenty of liquidity and tax differences. It was this final point that corporate executives used to create ‘inversion’ strategies as a part of their merger and acquisition activity. Corporate ‘inversion’ is the acquisition by a domestic firm of a foreign domiciled organization, then, instead of incorporating the acquisition in the U.S., it simply adopts the foreign company’s location. This strategy resolves the problem of the foreign repatriation of internationally generated income, but also moves the U.S. firm’s tax base to that of the acquisition’s country. Since the U.S. has a 35% corporate federal income tax and most states add an additional 3% to 7%, a move to Ireland’s 12.5% or Bermuda’s 0% income tax represents a significant earnings impact for the company. In the first half of 2014, companies such as Medtronics, TRW, Pfizer, Horizon Pharmaceuticals and Chiquita have joined 41 other corporations that have employed an ‘inversion’ technique.

With the merger and acquisition mania that is currently prevalent in corporate strategy, the equity markets have provided investors with positive returns thus far in 2014. Mid cap stocks led the performance derby with a 7.50% return for the S&P MidCap 400® Index1, while the S&P 500® Index2 increased 7.14% and the Dow Jones Industrial Average3 rose 2.68%. The NASDAQ and international names represented by the MSCI EAFE Index4 also produced gains of 5.54% and 4.78%, respectively. These positive returns continue the string of market improvement that has occurred since the market collapse of 2008. In fact, since the market bottom in March 2009, the S&P 500® Index has gained almost 200% and the small caps represented by the S&P SmallCap 600® Index5 have increased over 250%.

During the first half of 2014, Huntington Funds made several strategic changes to further enhance our commitment to shareholders. To leverage our broad knowledge base and emphasize a team approach, each Huntington Fund now has co-managers. In order to focus on the opportunities within the investment environment where we can best utilize our investment expertise and strengths, Huntington Funds transitioned its fixed income funds to Federated Investors, Inc., a firm we believe has proven capability in the fixed income arena. We strongly believe that these tactical changes will allow Huntington Funds to grow and achieve our goal to deliver solutions that meet our investors’ needs in this dynamically changing investment landscape.

We will strive to continue to improve Huntington Funds in every possible fashion to benefit our shareholders and we look forward to helping you achieve your financial goals into 2014 and beyond.

B. Randolph Bateman, CFA

Chief Investment Officer

Huntington Asset Advisors, Inc.

Message from the Chief Investment Officer

Message from the Chief Investment Officer (Continued)

1	The S&P MidCap 400 Index is an unmanaged capitalization-weighted index of common stocks representing the mid-range sector of the U.S. stock market.

2	The S&P 500 Index is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

3	The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and NASDAQ.

4	MSCI Europe, Australasia and Far East Index (EAFE) is an unmanaged market capitalization weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

5	The S&P SmallCap 600 Index is an unmanaged index which generally represents all major industries in the small-cap range of the U.S. stock market.

This commentary may include statements that constitute “forward looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are those of the Adviser as of June 30, 2014 and are subject to change at any time based upon economic, market, or other conditions and the Adviser undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Funds’ trading intent. Information about the Funds’ holdings, asset allocation or country diversification is historical and is not an indication of future Fund composition, which may vary.

The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower. An index, unlike the Funds, is not affected by cash flows. It is not possible to invest directly in an Index.

This material represents the manager’s assessment of the Funds and market environment at a specific point in time and should not be relied upon by the reader as research, tax or investment advice.

Message from the Chief Investment Officer

Semi-Annual Shareholder Report

MONEY MARKET FUNDS

Huntington Tax-Free Money Market Fund

Huntington Money Market Fund

Huntington Ohio Municipal Money Market Fund

Huntington U.S. Treasury Money Market Fund

EQUITY FUNDS

Huntington Disciplined Equity Fund

Huntington Dividend Capture Fund

Huntington Global Select Markets Fund

Huntington International Equity Fund

Huntington Real Strategies Fund

Huntington Situs Fund

ASSET ALLOCATION FUNDS

Huntington Balanced Allocation Fund

Huntington Conservative Allocation Fund

Huntington Growth Allocation Fund

Huntington Tax-Free Money Market Fund	June 30, 2014

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Medical	31.1%
General Obligation	24.2%
Multifamily Housing	21.0%
Cash	8.0%
Higher Education	7.6%
School District	3.5%
Transportation	2.5%
Water	2.1%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2014, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

Municipal Bonds — 92.1%
Colorado — 0.6%
$500,000	Colorado Educational & Cultural Facilities Authority Revenue, 0.030%, 12/1/35 (a)	$500,000
Delaware — 1.8%
1,400,000	University of Delaware, Revenue, 0.020%, 11/1/35 (a)	1,400,000
Florida — 12.0%
615,000	Broward County, FL, Housing Finance Authority Revenue, 0.040%, 12/1/29 (a)	615,000
2,000,000	Hillsborough County School Board, Series C, COP, (National RE Ins., LOC - Wells Fargo Bank), 0.020%, 7/1/30 (a)	2,000,000
1,305,000	Jacksonville, FL, Housing Finance Authority Revenue, (Fannie Mae Ins.), 0.040%, 7/15/33 (a)	1,305,000
100,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.040%, 5/1/25 (a)	100,000
300,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.040%, 11/1/36 (a)	300,000
1,425,000	Pinellas County, FL, Health Facilities Authority Revenue, Series A-1, (AGM Ins.), 0.020%, 11/1/38 (a)	1,425,000

Principal Amount		Value

Municipal Bonds — (Continued)
Florida — (Continued)
$3,200,000	Sarasota County, FL, Public Hospital District Hospital Revenue, Sarasota Memorial Hospital, Series A, (LOC - Northern Trust Co.), 0.020%, 7/1/37 (a)	$3,200,000
500,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins.), 0.040%, 1/15/32 (a)	500,000
		9,445,000
Indiana — 1.7%
1,350,000	Indianapolis, IN, Multifamily Housing Revenue, 0.050%, 5/15/38 (a)	1,350,000
Iowa — 5.3%
1,225,000	Waterloo, IA, G.O., Series A, 2.000%, 6/1/15	1,244,042
125,000	Waverly, IA, G.O., Series A, 2.000%, 6/1/15	126,943
800,000	Iowa State Finance Authority, Health Facilities Revenue, Series A, 0.020%, 2/15/35 (a)	800,000
2,000,000	Iowa State Finance Authority, Health Facilities Revenue, Series B, 0.020%, 2/15/35 (a)	2,000,000
		4,170,985

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Tax-Free Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Massachusetts — 0.9%
$500,000	Massachusetts Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series G, (LOC - Wells Fargo Bank N.A.), 0.010%, 7/1/26 (a)	$500,000
182,280	Great Barrington, MA, G.O., 2.000%, 6/1/15	185,031
		685,031
Michigan — 2.3%
500,000	Michigan State Housing Development Authority Revenue, Series A, 0.250%, 4/1/15	500,000
245,000	Township of Clay, MI, G.O., 2.000%, 10/1/14	246,052
1,100,000	University of Michigan, Revenue, Series B, (SPA - Northern Trust Co.), 0.010%, 4/1/42 (a)	1,100,000
		1,846,052
Minnesota — 4.4%
150,000	Burnsville, MN, Multifamily Revenue, (Fannie Mae Ins.), 0.040%, 10/15/33 (a)	150,000
1,410,000	Minneapolis, MN, Housing Development Revenue, Symphony Placement Project, (LA - Freddie Mac), 0.040%, 12/1/14 (a)	1,410,000
1,500,000	Minneapolis, MN, Housing and Redevelopment Revenue, Health Care Facilities, Series A, (SPA - U.S. Bank N.A.), 0.050%, 8/15/34 (a)	1,500,000
450,000	Minneapolis, MN, Housing Development Revenue, (Fannie Mae Ins.), 0.030%, 9/1/26 (a)	450,000
		3,510,000
Missouri — 1.9%
1,100,000	Missouri State Development Finance Board Revenue, Nelson Gallery Foundation, Series A, (SPA - Northern Trust Co.), 0.020%, 12/1/33 (a)	1,100,000
400,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series A-2, (LOC - Wells Fargo Bank N.A.), 0.020%, 10/1/35 (a)	400,000
		1,500,000

Principal Amount		Value

Municipal Bonds — (Continued)
New Hampshire — 1.9%
$1,500,000	New Hampshire Health & Education Facilities Authority Revenue, Series B, (SPA - JPMorgan Chase Bank), 0.070%, 7/1/33 (a)	$1,500,000
New Jersey — 2.5%
2,000,000	Township of Teaneck, NJ, G.O., 1.000%, 4/8/15	2,011,504
New York — 15.8%
3,000,000	New York, NY, G.O., Series H-3, (AGM Ins., SPA - State Street Bank Co.), 0.010%, 8/1/19 (a)	3,000,000
900,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 0.020%, 11/1/22 (a)	900,000
1,700,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 0.020%, 11/1/42 (a)	1,700,000
1,700,000	New York City Water & Sewer System Revenue, (SPA - State Street Bank Co.), 0.010%, 6/15/43 (a)	1,700,000
2,550,000	New York State Housing Finance Agency Revenue, Series A, (LA - Freddie Mac), 0.040%, 11/1/37 (a)	2,550,000
600,000	New York State Housing Finance Agency Revenue, (Fannie Mae Ins.), 0.030%, 5/15/39 (a)	600,000
2,000,000	Triborough, NY, Bridge & Tunnel Authority Revenue, Series B, (LOC - U.S. Bank N.A.), 0.010%, 1/1/32 (a)	2,000,000
		12,450,000
North Carolina — 2.8%
1,500,000	Charlotte-Mecklenburg, NC, Health Care System Revenue, Series B, (LOC - U.S. Bank N.A.), 0.020%, 1/15/26 (a)	1,500,000
710,000	Charlotte-Mecklenburg, NC, Health Care System Revenue, Series H, (LOC - Wells Fargo Bank N.A.), 0.010%, 1/15/45 (a)	710,000
		2,210,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Tax-Free Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — 15.1%
$65,000	Bucyrus, OH, School District Improvement, G.O., (Student Credit Program), 1.000%, 12/1/14	$65,189
170,000	Chillicothe, OH, Limited Tax-Various Purpose, G.O., (Build America Mutual (BAM) Ins.), 1.000%, 12/1/14	170,405
1,369,000	Chillicothe, OH, BAN, 1.250%, 3/6/15	1,375,939
500,000	Clark County, OH, G.O., 0.500%, 5/27/15	500,675
1,000,000	Cuyahoga Falls, OH, Street Improvement, G.O., BAN, 1.600%, 9/24/14	1,002,664
1,000,000	Forest Park, OH, G.O., BAN, 1.250%, 8/26/14	1,001,145
500,000	Fostoria, OH, City School District Improvement, G.O., (Student Credit Program), 1.000%, 12/1/14	501,458
305,000	Harrison, OH, G.O., 2.625%, 10/23/14	306,628
1,800,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series C, (SPA - Wells Fargo Bank N.A.), 0.010%, 11/15/39 (a)	1,800,000
300,000	Mount Vernon, OH, City School District Improvement, G.O., (AGM Ins.), 3.500%, 12/1/14	303,939
1,200,000	Newark, OH, G.O., BAN, 1.000%, 7/28/14	1,200,530
2,000,000	Ohio State Higher Educational Facilities Revenue, Cleveland Clinic Health Systems, Series B-1, (LA - Wells Fargo Bank N.A.), 0.010%, 1/1/39 (a)	2,000,000
580,000	Streetsboro, OH, City School District, G.O., Series A, 2.000%, 12/1/14	584,273
1,000,000	Sylvania, OH, City School District Improvement, G.O., 1.000%, 8/28/14	1,000,874

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$115,000	West Liberty, OH, Local School District Facilities Construction and Improvement, G.O., Series B, (Student Credit Program), 1.500%, 12/1/14	$115,504
		11,929,223
Pennsylvania — 2.5%
1,000,000	Allegheny County, PA, Higher Education Building Authority Revenue, Carnegie Mellon University, (SPA - Bank of New York Mellon), 0.010%, 12/1/37 (a)	1,000,000
1,000,000	Geisinger, PA, Geisinger Health Systems Revenue, Series B, (SPA - U.S. Bank N.A.), 0.010%, 8/1/22 (a)	1,000,000
		2,000,000
Tennessee — 0.9%
725,000	Jackson, TN, Health Educational & Housing Facility Board Multifamily Revenue, (Fannie Mae Ins.), 0.040%, 5/15/31 (a)	725,000
Texas — 5.8%
100,000	Austin, TX, Housing Finance Corp., Multifamily Housing Revenue, Stassney Woods Apartments, Series A, (Fannie Mae Ins., LOC - JPMorgan Chase Bank), 0.040%, 10/15/32 (a)	100,000
700,000	Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series B-1, 0.020%, 9/1/31 (a)	700,000
700,000	Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series B-2, (LOC - JPMorgan Chase & Co.), 0.020%, 9/1/31 (a)	700,000
2,600,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Series A, (LOC - JPMorgan Chase Bank), 0.010%, 10/1/41 (a)	2,600,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Tax-Free Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Texas — (Continued)
$460,000	Travis County, TX, Housing Finance Corp., Multifamily Housing Revenue, Series A, (Fannie Mae Ins.), 0.040%, 2/15/34 (a)	$460,000
		4,560,000
Utah — 2.5%
2,000,000	Murray City, UT, Hospital Revenue, Series D, (SPA - Wells Fargo Bank), 0.020%, 5/15/37 (a)	2,000,000
Vermont — 1.6%
1,235,000	Vermont State Educational & Health Buildings Financing Agency Revenue, Series A, (LOC - TD Bank North), 0.020%, 10/1/34 (a)	1,235,000
Virginia — 1.0%
350,000	Arlington County, VA, Industrial Development Authority Revenue, Series A, (Fannie Mae Ins.), 0.040%, 3/1/35 (a)	350,000
425,000	Hampton, VA, Redevelopment & Housing Authority Multifamily Housing Revenue, Township Apartments Project, (Fannie Mae Ins.), 0.040%, 10/15/32 (a)	425,000
		775,000
Washington — 8.8%
285,000	Ocean Shores, WA, G.O., 2.000%, 12/1/14	286,861
2,500,000	Vancouver, WA, Housing Authority Revenue, (LA - Freddie Mac), 0.020%, 12/1/38 (a)	2,500,000
990,000	Washington State Economic Development Finance Authority Revenue, Pioneer Human Services, 0.030%, 9/1/18 (a)	990,000
400,000	Washington State Health Care Facilities Authority Revenue, Multicare Health Systems, Series D, (LOC - Barclays Bank PLC), 0.010%, 8/15/41 (a)	400,000

Principal Amount/ Shares		Value

Municipal Bonds — (Continued)
Washington — (Continued)
$2,600,000	Washington State Housing Finance Commission Revenue, Lake City Senior Apartments Project, (LA - Freddie Mac), 0.050%, 7/1/44 (a)	$2,600,000
210,000	Yakima County, WA, School District No 208 West Valley, G.O., (School Bond Guarantee), 3.000%, 12/1/14	212,405
		6,989,266
Total Municipal Bonds (Cost $72,792,061)		72,792,061
Cash Equivalents — 8.0%
2,989,224	FFI Institutional Tax-Exempt Fund, 0.030% (b)	2,989,224
3,336,092	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I, 0.010% (b)	3,336,092
Total Cash Equivalents (Cost $6,325,316)		6,325,316
Total Investments (Cost $79,117,377) — 100.1%		79,117,377
Liabilities in Excess of Other Assets — (0.1)%		(79,108)
Net Assets — 100.0%		$79,038,269
(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2014.

(b)	Rate disclosed is the seven day yield as of June 30, 2014.

AGM — Assured Guaranty Municipal Corp.

BAN — Bond Anticipation Note

COP — Certificate of Participation

G.O. — General Obligation

LA — Liquidity Agreement

LOC — Letter of Credit

SPA — Standby Purchase Agreement

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Money Market Fund	June 30, 2014

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
U.S. Government Agencies	91.5%
Repurchase Agreements	5.8%
U.S. Treasury Obligations	2.7%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2014, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

U.S. Government Agencies — 91.5%
Federal Farm Credit Bank — 14.6%
$8,100,000	0.200%, 7/16/14 (a)	$8,100,370
15,000,000	0.190%, 7/21/14 (a)	15,001,045
15,000,000	0.280%, 10/14/14 (a)	15,006,999
15,000,000	0.097%, 6/16/15 (a)	15,002,181
		53,110,595
Federal Home Loan Bank — 29.4%
15,000,000	0.090%, 7/15/14	14,999,910
17,500,000	0.120%, 8/14/14	17,500,813
15,000,000	0.093%, 8/21/14 (a)	14,999,913
15,000,000	0.083%, 8/22/14 (a)	14,999,603
10,000,000	0.160%, 9/8/14	10,000,148
10,000,000	0.080%, 10/27/14	10,000,000
10,000,000	0.080%, 12/11/14	10,000,000
15,000,000	0.103%, 3/20/15 (a)	15,000,111
		107,500,498
Federal Home Loan Bank Discount Note — 37.9% (b) (c)
10,280,000	0.071%, 7/9/14	10,279,840
21,000,000	0.071%, 8/1/14	20,998,734
62,704,000	0.081%, 8/6/14	62,699,834
26,404,000	0.071%, 8/20/14	26,401,433
18,000,000	0.092%, 8/29/14	17,997,345
		138,377,186
Federal Home Loan Mortgage Corp. — 2.7%
10,000,000	0.156%, 12/5/14 (a)	10,003,513
Federal National Mortgage Association — 6.9%
15,000,000	0.132%, 9/11/14 (a)	15,000,940
10,000,000	0.480%, 11/21/14 (a)	10,014,685
		25,015,625
Total U.S. Government Agencies (Cost $334,007,417)		334,007,417
U.S. Treasury Obligations — 2.7%
U.S. Treasury Note — 2.7%
10,000,000	0.099%, 4/30/16 (a)	10,002,228
Total U.S. Treasury Obligations (Cost $10,002,228)		10,002,228

Principal Amount		Value
Repurchase Agreements — 5.8%
$21,269,300	TD Securities, 0.020%, dated 6/30/14, due 7/1/14, repurchase price $21,269,312 (collateralized by U.S. Treasury Notes, 1.500%, 1/31/19, market value $21,694,686)	$21,269,300
Total Repurchase Agreements (Cost $21,269,300)		21,269,300
Total Investments (Cost $365,278,945) — 100.0%		365,278,945
Liabilities in Excess of Other Assets — (0.0)%		(5,347)
Net Assets — 100.0%		$365,273,598
(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2014.

(b)	Zero coupon bond.

(c)	Rate represents the effective yield at purchase.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund	June 30, 2014

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
General Obligation	32.0%
Medical	23.4%
Higher Education	16.4%
Cash	7.5%
Development	7.1%
Water	5.7%
School District	5.0%
Pollution	1.3%
Transportation	0.8%
Airport	0.8%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2014, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value
Municipal Bonds — 95.6%
New York — 1.4%
$1,500,000	New York City Water & Sewer System Revenue, Series B-3, (SPA - State Street B&T Co.), 0.010%, 6/15/45 (a)	$1,500,000
Ohio — 94.2%
1,750,000	Belmont County, OH, Water System Improvements, G.O., BAN, 1.000%, 4/23/15	1,757,770
850,000	Butler County, OH, Heathcare Facilities Revenue, Colonial Senior Services, Inc. Project, (LOC - U.S. Bank N.A.), 0.040%, 7/1/24 (a)	850,000
1,290,000	Butler County, OH, Capital Funding Revenue Bond, Series A, (LOC - U.S. Bank N.A.), 0.030%, 6/1/35 (a)	1,290,000
350,000	Cleveland, OH, Cleveland Heights & University Heights City School Districts COP, 1.500%, 12/1/14	351,789
3,000,000	Cleveland, OH, Waterworks Revenue, Series Q, 0.040%, 1/1/33 (a)	3,000,000

Principal Amount		Value
Municipal Bonds — (Continued)
Ohio — (Continued)
$1,915,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, SPC Buildings 1&3 LLC, (LOC - JPMorgan Chase Bank), 0.050%, 1/1/37 (a)	$1,915,000
1,250,000	Cleveland, OH, Cuyahoga County Port Authority Educational Facilities Revenue, Laurel School Project, (LOC - JPMorgan Chase Bank), 0.030%, 4/1/38 (a)	1,250,000
1,000,000	Cleveland, OH, Cuyahoga County Port Authority Cultural Facilities Revenue, Cleveland Museum of Art, Series A, 0.030%, 10/1/40 (a)	1,000,000
2,750,000	Cleveland, OH, Cuyahoga County Port Authority Cultural Facilities Revenue, Cleveland Museum of Art, Series B, (SPA - JP Morgan Chase Bank), 0.030%, 10/1/40 (a)	2,750,000
1,100,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.030%, 7/1/35 (a)	1,100,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund	(Continued)

Principal Amount		Value
Municipal Bonds — (Continued)
Ohio — (Continued)
$2,375,000	Columbus, OH, Adjusted Sanitary Sewer, G.O., Series 1, 0.030%, 12/1/26 (a)	$2,375,000
870,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, Series A, (LOC - U.S. Bank N.A.), 0.030%, 1/1/30 (a)	870,000
1,800,000	Columbus, OH, Sewer Revenue, Series B, 0.030%, 6/1/32 (a)	1,800,000
1,390,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.030%, 12/1/36 (a)	1,390,000
900,000	Elyria, OH, G.O., BAN, 0.650%, 6/2/15	901,645
1,600,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.040%, 12/1/21 (a)	1,600,000
3,000,000	Franklin County, OH, Hospital Revenue, Nationwide Children’s Hospital, Series D, 0.030%, 11/1/33 (a)	3,000,000
1,500,000	Franklin County, OH, Hospital Revenue, Nationwide Children’s Hospital, Series B, 0.030%, 11/1/40 (a)	1,500,000
2,500,000	Franklin County, OH, OhioHealth Facilities Revenue, Series A, (SPA - Barclays Bank PLC), 0.030%, 11/15/41 (a)	2,500,000
1,000,000	Green, OH, Street improvement, G.O., BAN, Series D, 1.000%, 7/31/14	1,000,574
1,090,000	Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, (LOC - JPMorgan Chase Bank), 0.040%, 5/15/28 (a)	1,090,000

Principal Amount		Value
Municipal Bonds — (Continued)
Ohio — (Continued)
$1,675,000	Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, Series M, 0.050%, 5/15/37 (a)	$1,675,000
1,000,000	Hamilton, OH, Various Purposes, G.O., BAN, 1.000%, 10/2/14	1,001,015
150,000	Highland, OH, Local School District, G.O., (Student Credit Program), 3.750%, 12/1/14	152,148
335,000	Lancaster, OH, Courthouse Improvement, G.O., 2.000%, 12/1/14	337,441
400,000	Licking County, OH, G.O., BAN, 1.250%, 6/2/15	403,486
900,000	Lorain County, OH, Port Authority Revenue, BAN, 2.500%, 11/4/14	905,396
2,150,000	Lorain County, OH, Sanitation & Sewer Improvements, G.O., BAN, 1.250%, 7/7/15	2,169,221
1,000,000	Lorain County, OH, Capital Plan Improvements, G.O., BAN, 1.250%, 7/7/15	1,008,940
570,000	Mahoning County, OH, Various Purposes, G.O., BAN, 1.500%, 10/9/14	571,633
500,000	Mahoning County, OH, Various Purposes, G.O., 1.500%, 10/9/14	501,500
400,000	Mayfield Heights, OH, Various Purposes, G.O. 1.000%, 8/14/14	400,191
1,000,000	Miami Township, OH, BAN, 1.000%, 2/11/15	1,003,987
1,100,000	Montgomery County, OH, Revenue, Various Catholic Health, Series B-1, (SPA - Bank of NY Mellon), 0.080%, 3/1/27 (a)	1,100,000
1,795,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series C, (SPA - Wells Fargo Bank N.A.), 0.010%, 11/15/39 (a)	1,795,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund	(Continued)

Principal Amount		Value
Municipal Bonds — (Continued)
Ohio — (Continued)
$1,205,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series B, (SPA - Barclays Bank PLC), 0.010%, 11/15/39 (a)	$1,205,000
1,400,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series B, (SPA - JPMorgan Chase Bank), 0.010%, 11/15/45 (a)	1,400,000
1,795,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series C, (SPA - JPMorgan Chase Bank), 0.010%, 11/15/45 (a)	1,795,000
2,435,000	Montgomery County, OH , Transportation Improvement District Revenue, (Municipal Gov’t GTD), 1.250%, 2/11/15	2,447,704
1,408,000	North Ridgeville, OH, Capital Improvement, G.O., BAN, 1.000%, 6/4/15	1,416,443
500,000	Norton, OH, G.O., BAN, 1.000%, 8/21/14	500,242
3,365,000	Ohio State, Infrastructure Improvements, G.O., Series D, 0.020%, 2/1/19 (a)	3,365,000
220,000	Ohio State, Common Schools, G.O., Series B, 0.030%, 3/15/25 (a)	220,000
1,670,000	Ohio State, Common Schools, G.O., Series C, 0.030%, 6/15/26 (a)	1,670,000
2,000,000	Ohio State Air Quality Development Authority Revenue, Series C, (LOC - Bank of Nova Scotia), 0.020%, 10/1/18 (a)	2,000,000
1,400,000	Ohio State Air Quality Development Authority Revenue, Series B, (LOC - Bank of Nova Scotia), 0.020%, 2/1/26 (a)	1,400,000
1,000,000	Ohio State Air Quality Development Authority Revenue, Series B, (LOC - Bank of Nova Scotia), 0.020%, 10/1/33 (a)	1,000,000

Principal Amount		Value
Municipal Bonds — (Continued)
Ohio — (Continued)
$200,000	Ohio State Higher Educational Facilities Revenue, Xavier University Project, (LOC - U.S. Bank N.A.), 0.030%, 5/1/15 (a)	$200,000
2,895,000	Ohio State Higher Educational Facilities Revenue, Case Western Reserve, Series A, 0.020%, 10/1/22 (a)	2,895,000
2,015,000	Ohio State Higher Educational Facilities Revenue, Case Western Reserve, Series A, (SPA - Wells Fargo Bank N.A.), 0.020%, 10/1/31 (a)	2,015,000
2,290,000	Ohio State Higher Educational Facilities Revenue, Case Western Reserve, Series A, (SPA - Wells Fargo Bank N.A.), 0.020%, 10/1/31 (a)	2,290,000
2,500,000	Ohio State Higher Educational Facilities Revenue, John Carroll, Series A, (LOC - JPMorgan Chase Bank), 0.040%, 11/15/31 (a)	2,500,000
380,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 0.050%, 12/1/32 (a)	380,000
2,150,000	Ohio State Higher Educational Facilities Revenue, Cleveland Clinic Health Systems, Series B-3, 0.010%, 1/1/39 (a)	2,150,000
100,000	Ohio State Higher Educational Facilities Revenue, Xavier University Project, Series A, (LOC - U.S. Bank N.A.), 0.030%, 5/1/42 (a)	100,000
1,265,000	Ohio State Higher Educational Facilities Revenue, Cleveland Clinic, Series B-4, 0.010%, 1/1/43 (a)	1,265,000
2,900,000	Ohio State Higher Educational Facilities Revenue, Oberlin College Project, 0.040%, 10/1/48 (a)	2,900,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund	(Continued)

Principal Amount		Value
Municipal Bonds — (Continued)
Ohio — (Continued)
$1,000,000	Ohio State Higher Educational Facilities Revenue, (LA - Wells Fargo Bank N.A.), Cleveland Clinic Health Systems, Series B-1, 0.010%, 1/1/39 (a)	$1,000,000
2,060,000	Ohio State University, General Receipts Revenue, 0.030%, 12/1/27 (a)	2,060,000
2,820,000	Ohio State University, General Receipts Revenue, Series B, 0.020%, 12/1/28 (a)	2,820,000
1,805,000	Ohio State Water Development Authority Revenue, First Energy Generation, Series B, (LOC - Bank of Nova Scotia), 0.020%, 10/1/18 (a)	1,805,000
3,000,000	Ohio State Water Development Authority Revenue, (LOC - Bank of Nova Scotia), 0.020%, 10/1/33 (a)	3,000,000
100,000	Painesville, OH, Local School District Improvement, G.O., (Student Credit Program) 1.000%, 12/1/14	100,291
1,145,000	Pataskala, OH, G.O., BAN, Series B, 1.500%, 11/19/14	1,149,976
110,000	Perry Local School District/Allen County, Local School District, G.O., (AGM Ins.), 1.000%, 12/1/14	110,320
500,000	Springboro, OH, G.O., BAN, 1.000%, 4/2/15	502,437
3,000,000	Sylvania, OH, City School District Improvement, G.O., 1.000%, 8/28/14	3,002,622
3,000,000	Union Township, OH, G.O., BAN, 1.500%, 9/10/14	3,006,097
505,000	Vantage Career Center Joint Vocational School District, G.O., 1.000%, 12/1/14	506,490

Principal Amount/Shares		Value
Municipal Bonds — (Continued)
Ohio — (Continued)
$105,000	Warren County, OH, G.O., 6.550%, 12/1/14	$107,707
		100,602,065
Total Municipal Bonds (Cost $102,102,065)		102,102,065
Cash Equivalents — 7.8%
4,120,838	FFI Institutional Tax-Exempt Fund, 0.030% (b)	4,120,838
4,186,299	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I, 0.010% (b)	4,186,299
Total Cash Equivalents (Cost $8,307,137)		8,307,137
Total Investments (Cost $110,409,202) — 103.4%		110,409,202
Liabilities in Excess of Other Assets — (3.4)%		(3,579,599)
Net Assets — 100.0%		$106,829,603
(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2014.

(b)	Rate disclosed is the seven day yield as of June 30, 2014.

AGM — Assured Guaranty Municipal Corp.

BAN — Bond Anticipation Note

COP — Certificate of Participation

G.O. — General Obligation

GTD — Guaranteed

LA — Liquidity Agreement

LOC — Letter of Credit

SPA — Standby Purchase Agreement

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington U.S. Treasury Money Market Fund	June 30, 2014

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
U.S. Treasury Obligations	75.3%
Repurchase Agreements	24.7%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2014, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

U.S. Treasury Obligations — 75.2%
U.S. Treasury Bills — 21.0% (a)
$244,491,000	0.030%, 7/17/14	$244,487,740
2,000,000	0.008%, 7/24/14	1,999,990
12,305,000	0.075%, 8/21/14	12,303,693
		258,791,423
U.S. Treasury Notes — 54.2%
25,000,000	0.625%, 7/15/14	25,005,245
25,000,000	0.125%, 7/31/14	25,000,670
50,000,000	0.500%, 8/15/14	50,027,080
280,548,600	0.250%, 8/31/14	280,644,931
38,377,000	2.375%, 9/30/14	38,598,934
25,000,000	0.500%, 10/15/14	25,032,615
25,000,000	2.125%, 11/30/14	25,209,860
25,000,000	0.250%, 1/31/15	25,024,586
50,000,000	0.250%, 5/15/15	50,064,485
50,000,000	0.075%, 1/31/16 (b)	49,985,941
75,000,000	0.099%, 4/30/16 (b)	75,002,785
		669,597,132
Total U.S. Treasury Obligations (Cost $928,388,555)		928,388,555
Repurchase Agreements — 24.7%
30,143,100	TD Securities, 0.020%, dated 6/30/14, due 7/1/14, repurchase price $30,143,117 (collateralized by U.S. Treasury Note, 1.500%, 1/31/19, market value $30,745,962)	30,143,100

Principal Amount		Value

Repurchase Agreements — (Continued)
$125,000,000	TD Securities, 0.060%, dated 6/25/14, due 7/2/14, repurchase price $125,001,458 (collateralized by U.S. Treasury Note, 0.875%, 2/28/17, market value $127,500,000)	$125,000,000
150,000,000	TD Securities, 0.090%, dated 6/30/14, due 7/1/14, repurchase price $150,000,375 (collateralized by U.S. Treasury Note, 0.375%, 3/31/16, market value $152,839,462)	150,000,000
Total Repurchase Agreements (Cost $305,143,100)		305,143,100
Total Investments (Cost $1,233,531,655) — 99.9%		1,233,531,655
Other Assets in Excess of Liabilities — 0.1%		643,494
Net Assets — 100.0%		$1,234,175,149
(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2014.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Disciplined Equity Fund	June 30, 2014

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Information Technology	23.6%
Financials	15.8%
Energy	11.1%
Health Care	11.0%
Industrials	10.6%
Consumer Discretionary	10.3%
Consumer Staples	8.8%
Materials	4.9%
Telecommunication Services	2.0%
Cash[1]	1.0%
Exchange-Traded Funds	0.7%
Options Purchased	0.2%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2014, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 100.0%
Consumer Discretionary — 10.5%
15,000	BorgWarner, Inc. (a)	$977,850
80,000	Ford Motor Co. (a)	1,379,200
70,000	International Game Technology (a)	1,113,700
24,400	Lowe’s Companies, Inc. (a)	1,170,956
21,700	Walt Disney Co./The (a)	1,860,558
		6,502,264
Consumer Staples — 9.0%
29,600	Colgate-Palmolive Co. (a)	2,018,128
23,100	PepsiCo, Inc. (a)	2,063,754
17,200	Philip Morris International, Inc. (a)	1,450,132
		5,532,014
Energy — 11.4%
7,100	Apache Corp. (a)	714,402
13,700	ConocoPhillips (a)	1,174,501
30,000	Exxon Mobil Corp. (a)	3,020,400
29,500	Halliburton Co. (a)	2,094,795
		7,004,098
Financials — 16.1%
90,800	Bank of America Corp. (a)	1,395,596
34,200	JPMorgan Chase & Co. (a)	1,970,604
27,000	MetLife, Inc. (a)	1,500,120
14,500	Morgan Stanley (a)	468,785

Shares		Value

Common Stocks — (Continued)
Financials — (Continued)
40,000	U.S. Bancorp (a)	$1,732,800
54,000	Wells Fargo & Co. (a)	2,838,240
		9,906,145
Health Care — 11.2%
8,900	Amgen, Inc. (a)	1,053,493
9,500	Baxter International, Inc. (a)	686,850
15,000	Johnson & Johnson (a)	1,569,300
25,000	Medtronic, Inc. (a)	1,594,000
27,700	Merck & Co., Inc. (a)	1,602,445
13,400	Pfizer, Inc. (a)	397,712
		6,903,800
Industrials — 10.8%
5,200	3M Co. (a)	744,848
11,000	Caterpillar, Inc. (a)	1,195,370
20,000	Deere & Co. (a)	1,811,000
7,100	Delta Air Lines, Inc. (a)	274,912
4,700	Eaton Corp. PLC (a)	362,746
5,500	General Dynamics Corp. (a)	641,025
2,100	General Electric Co.	55,188
10,000	United Continental Holdings, Inc. (a) *	410,700
10,000	United Technologies Corp. (a)	1,154,500
		6,650,289

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Disciplined Equity Fund	(Continued)

Shares/ Contracts		Value
Common Stocks — (Continued)
Information Technology — 24.0%

84,500	Cisco Systems, Inc. (a)	$2,099,825
32,000	eBay, Inc. (a) *	1,601,920
52,100	EMC Corp. (a)	1,372,314
20,000	Facebook, Inc., Class A (a) *	1,345,800
900	Google, Inc., Class C (a) *	517,752
65,000	Intel Corp. (a)	2,008,500
12,200	International Business Machines Corp. (a)	2,211,494
25,000	Microsoft Corp. (a)	1,042,500
35,000	Oracle Corp. (a)	1,418,550
15,000	QUALCOMM, Inc. (a)	1,188,000
		14,806,655
Materials — 5.0%
19,500	Dow Chemical Co./The (a)	1,003,470
800	EI du Pont de Nemours & Co.	52,352
15,400	Praxair, Inc. (a)	2,045,736
		3,101,558
Telecommunication Services — 2.0%
35,000	AT&T, Inc.	1,237,600
Total Common Stocks (Cost $45,614,648)		61,644,423
Options Purchased — 0.2%
800	CBOE Volatility Index, Call @ $11, Expiring July 2014 (a)	123,200
750	SPDR S&P 500 Index, Put @ $186, Expiring July 2014 (b)	16,500
Total Options Purchased (Cost $432,955)		139,700
Exchange-Traded Funds — 0.7%
10,400	Utilities Select Sector SPDR Fund (a)	460,304
Total Exchange-Traded Funds (Cost $352,770)		460,304
Cash Equivalents — 1.0%
593,181	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (c) (d)	593,181
Total Cash Equivalents (Cost $593,181)		593,181
Total Investments (Cost $46,993,554) — 101.9%		62,837,608
Liabilities in Excess of Other Assets — (1.9)%		(1,197,772)
Net Assets — 100.0%		$61,639,836
(a)	All or a portion of the security is held as collateral for written call options.

(b)	All or a portion of the security is held as collateral for written put options.

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of June 30, 2014.

*	Non-income producing security.

CBOE — Chicago Board Options Exchange

SPDR — Standard & Poor’s Depositary Receipts

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Dividend Capture Fund	June 30, 2014

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Financials	25.6%
Real Estate Investment Trusts	13.8%
Energy	10.5%
Short-Term Securities Held as Collateral for Securities Lending	9.0%
Information Technology	6.7%
Health Care	6.2%
Industrials	6.2%
Exchange-Traded Funds	5.6%
Consumer Staples	5.3%
Utilities	2.9%
Consumer Discretionary	2.6%
Telecommunication Services	2.0%
Cash[1]	1.9%
Materials	1.7%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2014, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value
Common Stocks — 70.1%
Consumer Discretionary — 2.8%
21,500	Comcast Corp., Class A	$1,154,120
72,000	Ford Motor Co.	1,241,280
68,000	Gentex Corp.	1,978,120
80,900	Shaw Communications, Inc., Class B (a)	2,075,894
11,000	Starwood Hotels & Resorts Worldwide, Inc.	889,020
		7,338,434
Consumer Staples — 5.8%
21,750	Colgate-Palmolive Co.	1,482,915
114,350	ConAgra Foods, Inc.	3,393,908
55,500	Kellogg Co.	3,646,350
31,750	Kimberly-Clark Corp.	3,531,235
42,000	Wal-Mart Stores, Inc.	3,152,940
		15,207,348
Energy — 11.6%
51,650	ConocoPhillips	4,427,954
44,100	Enterprise Products Partners LP (a)	3,452,589
60,050	Exxon Mobil Corp.	6,045,834
26,250	Kinder Morgan, Inc.	951,825
84,500	Marathon Oil Corp.	3,373,240
22,250	Murphy Oil Corp.	1,479,180

Shares		Value
Common Stocks — (Continued)
Energy — (Continued)
105,000	Noble Corp. PLC (a)	$3,523,800
22,500	Occidental Petroleum Corp.	2,309,175
50,250	Peabody Energy Corp.	821,588
86,900	Suncor Energy, Inc.	3,704,547
		30,089,732
Financials — 14.6%
39,000	Bank of Montreal (a)	2,870,010
48,250	Bank of Nova Scotia	3,213,450
41,000	BB&T Corp.	1,616,630
34,500	Canadian Imperial Bank of Commerce (a)	3,138,810
94,000	Eaton Vance Corp.	3,552,260
168,000	FNB Corp. (a)	2,153,760
306,500	Fulton Financial Corp.	3,797,535
42,000	Healthcare Trust of America, Inc.	505,680
40,000	JPMorgan Chase & Co.	2,304,800
26,750	Northern Trust Corp.	1,717,618
202,750	Old National Bancorp	2,895,270
23,500	Royal Bank of Canada	1,678,605
36,000	Susquehanna Bancshares, Inc.	380,160
73,600	U.S. Bancorp	3,188,352
47,500	Unum Group	1,651,100
62,600	Wells Fargo & Co.	3,290,256
		37,954,296

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Dividend Capture Fund	(Continued)

Shares		Value
Common Stocks — (Continued)
Health Care — 6.8%
42,500	AbbVie, Inc.	$2,398,700
40,250	Baxter International, Inc.	2,910,075
7,000	Becton, Dickinson and Co.	828,100
44,000	Bristol-Myers Squibb Co.	2,134,440
19,500	Johnson & Johnson	2,040,090
66,150	Merck & Co., Inc. (b)	3,826,777
120,450	Pfizer, Inc.	3,574,956
		17,713,138
Industrials — 5.6%
104,500	CSX Corp.	3,219,645
19,250	Deere & Co.	1,743,087
228,750	General Electric Co.	6,011,550
32,500	PACCAR, Inc.	2,041,975
14,500	United Technologies Corp.	1,674,025
		14,690,282
Information Technology — 7.3%
93,500	CA, Inc.	2,687,190
148,500	Cisco Systems, Inc.	3,690,225
94,600	Intel Corp. (b)	2,923,140
10,000	Lexmark International, Inc., Class A (b)	481,600
26,750	Microchip Technology, Inc.	1,305,668
78,800	Paychex, Inc. (a)	3,274,928
88,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (a)	1,882,320
126,000	Xerox Corp.	1,567,440
26,250	Xilinx, Inc.	1,241,888
		19,054,399
Materials — 1.9%
67,250	Bemis Co., Inc.	2,734,385
50,750	Sonoco Products Co.	2,229,447
		4,963,832
Real Estate Investment Trusts — 8.7%
97,000	Associated Estates Realty Corp.	1,747,940
29,000	Camden Property Trust	2,063,350
19,500	CBL & Associates Properties, Inc.	370,500
62,800	HCP, Inc.	2,598,664
38,500	Highwoods Properties, Inc.	1,615,075
30,000	Home Properties, Inc.	1,918,800
72,850	Kimco Realty Corp.	1,674,093
194,000	Lexington Realty Trust	2,135,940
253,000	Medical Properties Trust, Inc.	3,349,720
84,000	Retail Properties of America, Inc.	1,291,920
65,500	UDR, Inc.	1,875,265
31,000	Ventas, Inc. (a)	1,987,100
		22,628,367
Telecommunication Services — 1.9%
129,000	AT&T, Inc.	4,561,440
7,000	Verizon Communications, Inc.	342,510
		4,903,950

Shares		Value
Common Stocks — (Continued)
Utilities — 3.1%
124,750	CenterPoint Energy, Inc.	$3,186,115
42,750	CMS Energy Corp.	1,331,663
60,500	Questar Corp.	1,500,400
45,000	TransCanada Corp.	2,147,400
		8,165,578
Total Common Stocks (Cost $157,860,300)		182,709,356
Preferred Stocks — 21.4%
Financials — 13.5%
92,000	Allstate Corp./The, 5.100%	2,311,960
80,000	American Financial Group, Inc., 7.000%	2,096,800
135,000	Axis Capital Holdings Ltd., Series C, 6.875%	3,532,950
180,000	BB&T Corp., 5.850%	4,476,600
130,000	Charles Schwab Corp./The, Series B, 6.000%	3,279,900
25,000	General Electric Capital Corp., 4.875%	620,500
155,000	JPMorgan Chase Capital XXIX, 6.700%	4,030,000
75,000	KKR Financial Holdings LLC, 8.375%	2,115,000
100,000	PartnerRe Ltd., Series E, 7.250%	2,675,000
100,000	Prudential Financial, Inc., 5.700%	2,465,000
100,000	Raymond James Financial, Inc., 6.900%	2,696,000
75,000	State Street Corp., Series C, 5.250%	1,736,250
105,000	Wells Fargo & Co., Series J, 8.000%	3,122,700
		35,158,660
Industrials — 1.2%
125,000	Stanley Black & Decker, Inc., 5.750%	3,046,250
Real Estate Investment Trusts — 6.4%
130,000	Kimco Realty Corp., Series H, 6.900%	3,396,900
132,000	PS Business Parks, Inc., Series S, 6.450%	3,317,160
115,000	Public Storage, Inc., Series V, 5.375%	2,618,550
170,000	Realty Income Corp., Series F, 6.625%	4,445,500
20,000	Senior Housing Properties Trust, 5.625%	460,000
95,000	Vornado Realty LP, 7.875%	2,424,400
		16,662,510
Telecommunication Services — 0.3%
35,000	Verizon Communications, Inc., 5.900%	901,600
Total Preferred Stocks (Cost $54,601,302)		55,769,020

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Dividend Capture Fund	(Continued)

Shares		Value

Exchange-Traded Funds — 6.1%
124,500	iShares U.S. Preferred Stock ETF (a)	$4,968,795
36,000	iShares US Real Estate ETF (a)	2,584,440
140,000	PowerShares Preferred Portfolio	2,048,200
82,750	SPDR S&P Dividend ETF	6,337,822
Total Exchange-Traded Funds (Cost $14,551,865)		15,939,257
Cash Equivalents — 2.1%
5,277,267	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (c) (d)	5,277,267
Total Cash Equivalents (Cost $5,277,267)		5,277,267

Shares		Value

Short-Term Securities Held as Collateral for Securities Lending — 9.9%
25,821,243	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (d)	$25,821,243
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $25,821,243)		25,821,243
Total Investments (Cost $258,111,977) — 109.6%		285,516,143
Liabilities in Excess of Other Assets — (9.6)%		(24,961,092)
Net Assets — 100.0%		$260,555,051
(a)	All or a portion of the security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014 was $25,398,519.

(b)	All or a portion of the security is held as collateral for written call options.

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of June 30, 2014.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Global Select Markets Fund	June 30, 2014

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Taiwan	17.3%
India	15.3%
Republic of South Korea	13.3%
China	11.3%
Brazil	10.3%
Indonesia	7.7%
Mexico	7.2%
Poland	5.4%
Thailand	2.7%
Multi-National	2.4%
Hong Kong	2.3%
Philippines	2.2%
Malaysia	1.9%
Cash[1]	0.7%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2014, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 95.9%
Brazil — 10.4%
Consumer Discretionary — 4.2%
11,600	Kroton Educacional SA	$325,196
62,000	Lojas Americanas SA	394,149
		719,345
Financials — 2.0%
23,000	BB Seguridade Participacoes SA	335,218
Health Care — 2.1%
30,000	Qualicorp SA *	353,802
Information Technology — 2.1%
15,000	Linx SA	352,244
		1,760,609
China — 11.3%
Consumer Discretionary — 5.1%
83,000	Byd Co. Ltd.	477,092
2,050	Vipshop Holdings Ltd ADR *	384,867
		861,959
Information Technology — 6.2%
1,700	Baidu, Inc. ADR *	317,577
4,400	Qihoo 360 Technology Co. Ltd. ADR *	404,976

Shares		Value

Common Stocks — (Continued)
China — (Continued)
Information Technology — (Continued)
22,000	Tencent Holdings Ltd	$335,518
		1,058,071
		1,920,030
Hong Kong — 2.3%
Health Care — 2.3%
475,000	Sino Biopharmaceutical Ltd.	384,883
India — 15.1%
Consumer Discretionary — 1.9%
66,000	Zee Entertainment Enterprises Ltd.	322,473
Consumer Staples — 1.6%
20,000	Godrej Consumer Products Ltd.	274,526
Financials — 2.0%
7,000	ICICI Bank Ltd. ADR	349,300
Health Care — 2.6%
38,000	Sun Pharmaceutical Industries Ltd.	435,266
Industrials — 2.3%
50,000	Amara Raja Batteries Ltd	391,941

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Global Select Markets Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
India — (Continued)
Information Technology — 4.7%
11,000	Tata Consultancy Services Ltd.	$444,213
10,000	Tech Mahindra Ltd	358,308
		802,521
		2,576,027
Indonesia — 6.8%
Consumer Discretionary — 2.1%
305,000	Matahari Department Store Tbk PT	354,890
Health Care — 1.9%
270,000	Siloam International Hospitals Tbk PT *	328,963
Telecommunication Services — 2.8%
700,000	Tower Bersama Infrastructure Tbk PT	475,127
		1,158,980
Malaysia — 1.9%
Information Technology — 1.9%
240,000	Globetronics Technology BHD	316,114
Mexico — 7.2%
Consumer Discretionary — 1.8%
87,000	Alsea SAB de CV *	312,834
Financials — 3.6%
161,000	Compartamos SAB de CV	310,992
42,000	Grupo Financiero Banorte SAB de CV	300,363
		611,355
Health Care — 1.8%
114,000	Genomma Lab Internacional SAB de CV*	308,868
		1,233,057
Philippines — 2.2%
Consumer Staples — 2.2%
380,000	Puregold Price Club, Inc.	377,737
Poland — 5.4%
Consumer Discretionary — 1.7%
105	LPP SA	290,428
Financials — 2.0%
134,000	Bank Millennium SA	342,843
Information Technology — 1.7%
56,000	CD Projekt SA *	281,023
		914,294
Republic of South Korea — 13.3%
Consumer Discretionary — 5.2%
17,700	Pyeong Hwa Automotive Co. Ltd.	385,676

Shares		Value

Common Stocks — (Continued)
Republic of South Korea — (Continued)
Consumer Staples — 3.5%
5,244	Cosmax, Inc.	$493,334
4,055	Cosmax BTI, Inc.	192,943
8,000	i-SENS, Inc. *	406,344
		1,092,621
Financials — 1.9%
7,000	Shinhan Financial Group Co. Ltd.	324,077
Information Technology — 2.7%
550	NAVER Corp.	453,827
		2,256,201
Taiwan — 17.3%
Consumer Discretionary — 2.3%
35,000	PChome Online, Inc.	387,951
Financials — 2.6%
302,687	Fubon Financial Holding Co. Ltd.	437,377
Industrials — 3.8%
48,000	Delta Electronics, Inc.	349,608
262,000	Teco Electric and Machinery Co. Ltd.	301,376
		650,984
Information Technology — 3.9%
24,000	MediaTek, Inc.	405,867
12,400	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	265,236
		671,103
Materials — 4.7%
300,246	Asia Cement Corp.	411,227
375,000	Ton Yi Industrial Corp.	381,128
		792,355
		2,939,770
Thailand — 2.7%
Telecommunication Services — 2.7%
390,000	Thaicom PCL	462,783
Total Common Stocks (Cost $13,691,638)		16,300,485
Preferred Stocks — 0.2%
India — 0.2%
Consumer Discretionary — 0.2%
2,730,000	Zee Entertainment Enterprises Ltd., 6.000%	34,545
Total Preferred Stocks (Cost $44,695)		34,545
Exchange-Traded Funds — 2.4%
9,300	iShares MSCI Emerging Markets ETF	402,039
Total Exchange-Traded Funds (Cost $398,784)		402,039

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Global Select Markets Fund	(Continued)

Shares/ Principal Amount		Value
Foreign Government Bonds — 0.8%
Indonesia — 0.8%
1,700,000,000	Indonesian Government, Series FR55, 7.375%, 9/15/16 (a)	$143,052
Total Foreign Government Bonds (Cost $201,081)		143,052
Cash Equivalents — 0.7%
126,746	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (b) (c)	126,746
Total Cash Equivalents (Cost $126,746)		126,746
Total Investments (Cost $14,462,944) — 100.0%		17,006,867
Liabilities in Excess of Other Assets — (0.0)%		(171)
Net Assets — 100.0%		$17,006,696
(a)	Foreign-denominated security. Principal amount is reported in applicable country’s currency.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2014.

*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington International Equity Fund	June 30, 2014

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Japan	19.4%
Germany	12.9%
United Kingdom	12.3%
Canada	8.3%
Switzerland	8.0%
United States	5.9%
France	4.6%
Sweden	4.5%
Short-Term Securities Held as Collateral for Securities Lending	3.6%
Spain	3.5%
Ireland	3.4%
Netherlands	3.2%
Hong Kong	3.1%
Cash[1]	2.4%
Belgium	1.9%
Republic of South Korea	1.9%
Denmark	1.1%
Singapore[2]	0.0%
Total	100.0%

[1]	Investments in an affiliated money market fund.

[2]	Rounds to less than 0.05% of the Fund’s total investments.

Portfolio holdings and allocations are subject to change. As of June 30, 2014, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 95.3%
Belgium — 2.0%
Consumer Staples — 2.0%
32,300	Anheuser-Busch InBev NV	$3,710,509
Canada — 8.6%
Energy — 1.1%
38,000	Tourmaline Oil Corp. *	2,003,542
Industrials — 6.4%
76,000	Canadian National Railway Co.	4,942,974
40,000	Canadian Pacific Railway Ltd.	7,245,600
		12,188,574
Materials — 1.1%
33,000	Methanex Corp.	2,040,214
		16,232,330
Denmark — 1.1%
Telecommunication Services — 1.1%
75,000	GN Store Nord A/S	2,148,784

Shares		Value

Common Stocks — (Continued)
France — 4.7%
Financials — 1.7%
230,000	Credit Agricole SA	$3,243,650
Industrials — 3.0%
88,000	Safran SA	5,761,238
		9,004,888
Germany — 13.4%
Financials — 2.0%
22,300	Allianz SE (a)	3,715,903
Health Care — 4.4%
26,000	Bayer AG	3,672,075
100,000	Stada Arzneimittel AG (a)	4,762,785
		8,434,860
Industrials — 5.9%
98,000	GEA Group AG	4,640,022
49,000	Siemens AG	6,470,938
		11,110,960

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington International Equity Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Germany — (Continued)
Information Technology — 1.1%
165,000	Infineon Technologies AG	$2,062,415
		25,324,138
Hong Kong — 3.2%
Industrials — 3.2%
450,000	Hutchison Whampoa Ltd.	6,154,521
Ireland — 3.5%
Health Care — 3.5%
13,500	Jazz Pharmaceuticals PLC *	1,984,635
20,000	Shire PLC ADR	4,709,800
		6,694,435
Japan — 20.1%
Consumer Discretionary — 2.0%
79,000	Denso Corp.	3,770,259
Consumer Staples — 3.3%
100,000	Seven & I Holdings Co. Ltd.	4,212,812
32,800	Welcia Holdings Co. Ltd.	2,010,542
		6,223,354
Health Care — 1.1%
155,000	Astellas Pharma, Inc.	2,036,373
Industrials — 4.9%
150,000	Daifuku Co. Ltd.	2,102,458
116,000	Makita Corp.	7,167,703
		9,270,161
Information Technology — 5.7%
11,180	KEYENCE Corp.	4,877,111
64,000	Murata Manufacturing Co. Ltd.	5,989,379
		10,866,490
Telecommunication Services — 3.1%
80,000	Softbank Corp.	5,956,371
		38,123,008
Netherlands — 3.4%
Information Technology — 1.0%
18,000	Gemalto NV	1,865,681
Materials — 2.4%
46,000	Lyondellbasell Industries NV, Class A	4,491,900
		6,357,581
Singapore — 0.0%
Real Estate Investment Trust — 0.0%
53,430	Keppel REIT	54,848
Spain — 3.6%
Financials — 2.6%
386,097	Banco Bilbao Vizcaya SA	4,921,171
4	Banco Santander SA ADR	42
		4,921,213

Shares		Value

Common Stocks — (Continued)
Spain — (Continued)
Health Care — 1.0%
35,000	Grifols SA	$1,912,816
		6,834,029
Sweden — 4.7%
Consumer Discretionary — 2.5%
108,200	Hennes & Mauritz AB	4,728,384
Materials — 2.2%
158,000	Svenska Cellulosa AB	4,116,788
		8,845,172
Switzerland — 8.2%
Financials — 4.3%
42,000	ACE Ltd.	4,355,400
136,800	Credit Suisse Group AG	3,912,230
		8,267,630
Health Care — 3.9%
41,000	Novartis AG	3,712,688
12,200	Roche Holding AG	3,638,937
		7,351,625
		15,619,255
United Kingdom — 12.7%
Consumer Discretionary — 4.0%
255,000	Greene King PLC	3,681,515
45,000	Liberty Global PLC, Class A (a) *	1,989,900
45,000	Liberty Global PLC, Class C *	1,903,950
		7,575,365
Consumer Staples — 2.1%
46,601	Reckitt Benckiser Group PLC	4,067,866
Health Care — 1.4%
35,000	AstraZeneca PLC ADR	2,600,850
Information Technology — 1.5%
3,200,000	Monitise PLC *	2,834,403
Telecommunication Services — 3.7%
559,000	BT Group PLC	3,682,655
1,003,636	Vodafone Group PLC	3,349,748
		7,032,403
		24,110,887
United States — 6.1%
Energy — 2.6%
40,852	Schlumberger Ltd.	4,818,493
Financials — 2.3%
80,000	American International Group, Inc.	4,366,400

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington International Equity Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
United States — (Continued)
Information Technology — 1.2%
2,000	Google, Inc., Class A *	$1,169,340
2,000	Google, Inc., Class C *	1,150,560
		2,319,900
		11,504,793
Total Common Stocks (Cost $141,164,576)		180,719,178
Exchange-Traded Funds — 2.0%
57,000	iShares MSCI South Korea Capped ETF	3,706,140
Total Exchange-Traded Funds (Cost $3,672,547)		3,706,140

Shares		Value
Cash Equivalents — 2.4%
4,616,051	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (b) (c)	$4,616,051
Total Cash Equivalents (Cost $4,616,051)		4,616,051
Short-Term Securities Held as Collateral for Securities Lending — 3.8%
7,101,852	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (c)	7,101,852
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $7,101,852)		7,101,852
Total Investments (Cost $156,555,026) — 103.5%		196,143,221
Liabilities in Excess of Other Assets — (3.5)%		(6,591,069)
Net Assets — 100.0%		$189,552,152
(a)	All or a portion of the security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014 was $4,982,210.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Real Strategies Fund	June 30, 2014

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Energy	44.7%
Short-Term Securities Held as Collateral for Securities Lending	20.7%
Industrials	9.7%
Materials	8.5%
Exchange-Traded Funds	6.6%
Real Estate Investments	4.9%
Closed-End Funds	2.4%
Cash[1]	2.3%
Options Purchased	0.2%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2014, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 79.9%
Energy — 56.8%
25,100	Alliance Resource Partners LP	$1,170,915
44,800	Canadian Natural Resources Ltd.	2,056,768
74,600	Canadian Oil Sands Ltd. (a)	1,690,436
17,500	Carrizo Oil & Gas, Inc. *	1,212,050
33,700	Cheniere Energy, Inc. *	2,416,290
57,210	Chesapeake Energy Corp.	1,778,087
27,200	Consol Energy, Inc.	1,253,104
76,290	EnCana Corp.	1,808,836
18,000	Enterprise Products Partners LP (a)	1,409,220
25,000	Halliburton Co.	1,775,250
16,000	Helmerich & Payne, Inc.	1,857,760
30,836	Kinder Morgan, Inc.	1,118,113
20,000	Magellan Midstream Partners LP (a)	1,680,800
72,700	Natural Resource Partners LP (a)	1,204,639
20,500	Oasis Petroleum, Inc. *	1,145,745
18,800	Schlumberger Ltd.	2,217,460
14,000	SM Energy Co.	1,177,400
47,400	Spectra Energy Corp.	2,013,552
40,800	Suncor Energy, Inc.	1,739,304
35,200	Tenaris SA ADR (a)	1,659,680
25,300	Valero Energy Corp.	1,267,530
		33,652,939

Shares		Value

Common Stocks — (Continued)
Industrials — 12.3%
27,820	AGCO Corp. (a)	$1,564,040
15,000	Chicago Bridge & Iron Co. NV	1,023,000
26,790	GATX Corp. (a)	1,793,323
29,100	Joy Global, Inc. (a)	1,791,978
38,900	Navigator Holdings Ltd *	1,142,882
		7,315,223
Materials — 10.8%
13,170	Agrium, Inc. (a)	1,206,767
54,160	Barrick Gold Corp.	991,128
12,500	BHP Billiton Ltd. ADR	855,625
15,150	Rio Tinto PLC ADR	822,342
37,330	Southern Copper Corp. (a)	1,133,712
105,700	Vale SA ADR (a)	1,398,411
		6,407,985
Total Common Stocks (Cost $34,950,310)		47,376,147
Exchange-Traded Funds — 8.4%
89,730	iShares Silver Trust *	1,817,033
26,900	Market Vectors Junior Gold Miners ETF *	1,136,794
24,700	Teucrium Corn Fund *	726,921
53,300	United States Natural Gas Fund LP (a) *	1,311,180
Total Exchange-Traded Funds (Cost $5,405,657)		4,991,928

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Real Strategies Fund	(Continued)

Shares/ Contracts		Value

Real Estate Investments — 6.2% (b) (c) (d)
40	Grocery & Pharmacy DST	$834,108
38	New York Power DST (e)	801,688
100	Scotts Gahanna LLC (e)	1,140,000
950	Winston-Salem DST	919,562
Total Real Estate Investments (Cost $4,270,529)		3,695,358
Closed-End Fund — 3.0%
121,221	Central Fund of Canada Ltd., Class A (a)	1,762,553
Total Closed-End Fund (Cost $1,483,505)		1,762,553
Options Purchased — 0.2%
800	CBOE Volatility Index, Call @ $11, Expiring July 2014, 7/16/14	123,200
250	SPDR S&P 500 Index, Put @ $186, Expiring July 2014, 7/19/14	5,500
Total Options Purchased (Cost $273,938)		128,700
Cash Equivalents — 2.9%
1,693,234	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (e) (f)	1,693,234
Total Cash Equivalents (Cost $1,693,234)		1,693,234

Shares		Value

Short-Term Securities Held as Collateral for Securities Lending — 26.3%
15,563,657	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (f)	$15,563,657
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $15,563,657)		15,563,657
Total Investments (Cost $63,640,830) — 126.9%		75,211,577
Liabilities in Excess of Other Assets — (26.9)%		(15,952,633)
Net Assets — 100.0%		$59,258,944
(a)	All or a portion of the security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014 was $15,310,105.

(b)	Illiquid security.

(c)	Investments do not offer shares. Fair value represents direct ownership of Real Estate.

(d)	Security is currently being valued by the Pricing Committee according to the fair value procedures approved by the Board of Trustees.
(e)	Investment in affiliate.

(f)	Rate disclosed is the seven day yield as of June 30, 2014.

*	Non-income producing security.

ADR — American Depositary Receipt

DST — Delaware Statutory Trust

ETF — Exchange-Traded Fund

CBOE — Chicago Board Options Exchange

SPDR — Standard & Poor’s Depositary Receipts

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund	June 30, 2014

Portfolio of Investments Summary Table	(Unaudited)

Asset Allocation	Percentage of Market Value
Short-Term Securities Held as Collateral for Securities Lending	20.4%
Information Technology	15.8%
Industrials	14.8%
Health Care	10.5%
Financials	9.3%
Consumer Discretionary	9.0%
Materials	5.9%
Energy	5.1%
Consumer Staples	3.3%
Cash[1]	2.1%
Utilities	1.8%
Real Estate Investment Trusts	1.6%
Exchange-Traded Funds	0.3%
Telecommunication Services	0.1%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2014, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

		Value

Common Stocks — 97.3%
Bermuda — 1.8%
Financials — 1.8%
109,000	Arch Capital Group Ltd. *	$6,260,960
Brazil — 0.5%
Consumer Staples — 0.5%
38,200	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,769,806
Chile — 0.2%
Materials — 0.2%
24,000	Sociedad Quimica y Minera de Chile SA ADR (a)	703,440
Denmark — 0.7%
Health Care — 0.7%
52,500	Novozymes A/S, Class B	2,633,225
Germany — 0.5%
Health Care — 0.5%
35,500	Stada Arzneimittel AG	1,690,789
Hong Kong — 0.3%
Consumer Discretionary — 0.3%
162,500	Television Broadcasts Ltd.	1,055,671

		Value

Common Stocks — (Continued)
Ireland — 0.4%
Information Technology — 0.4%
26,800	Seagate Technology PLC (a)	$1,522,776
Israel — 0.3%
Industrials — 0.3%
16,000	Elbit Systems Ltd.	984,000
Japan — 0.7%
Consumer Discretionary — 0.1%
11,400	Honda Motor Co. Ltd. ADR	398,886
Consumer Staples — 0.2%
38,300	Shiseido Co. Ltd.	698,254
Financials — 0.1%
70	Japan Prime Realty Investment Corp.	251,160
40	Japan Real Estate Investment Corp.	232,948
		484,108
Health Care — 0.3%
41,200	Terumo Corp.	921,113
		2,502,361

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Sweden — 0.4%
Consumer Discretionary — 0.4%
116,800	Haldex AB	$1,442,113
Switzerland — 1.0%
Consumer Discretionary — 1.0%
55,000	Garmin Ltd. (a)	3,349,500
United Kingdom — 0.9%
Consumer Staples — 0.4%
16,238	Reckitt Benckiser Group PLC *	1,417,438
Industrials — 0.5%
116,800	Concentric AB	1,647,505
		3,064,943
United States — 89.6%
Consumer Discretionary — 9.6%
7,120	Advance Auto Parts, Inc.	960,630
44,800	BorgWarner, Inc.	2,920,512
164,255	Cabela’s, Inc., Class A (a) *	10,249,512
13,500	Columbia Sportswear Co.	1,115,775
33,640	Nordstrom, Inc.	2,285,165
80,000	Papa John’s International, Inc.	3,391,200
24,650	PetSmart, Inc.	1,474,070
23,850	Rent-A-Center, Inc. (a)	684,018
50,000	Sonic Corp. *	1,104,000
1,200	Tempur Sealy International, Inc. *	71,640
100,000	Tractor Supply Co.	6,040,000
95,000	Urban Outfitters, Inc. *	3,216,700
		33,513,222
Consumer Staples — 3.1%
22,000	Darling International, Inc. *	459,800
45,900	Dr. Pepper Snapple Group, Inc. (a) (b)	2,688,822
90,000	Fresh Del Monte Produce, Inc.	2,758,500
50,000	Sanderson Farms, Inc. (a)	4,860,000
		10,767,122
Energy — 6.4%
10,000	Atwood Oceanics, Inc. (a) *	524,800
65,000	CARBO Ceramics, Inc. (a)	10,017,800
100,000	Denbury Resources, Inc.	1,846,000
10,000	Dril-Quip, Inc. *	1,092,400
20,000	Helmerich & Payne, Inc.	2,322,200
50,000	Matrix Service Co. *	1,639,500
32,000	Noble Energy, Inc.	2,478,720
10,810	Oceaneering International, Inc.	844,585
20,000	Rosetta Resources, Inc. (a) *	1,097,000
7,000	SM Energy Co.	588,700
		22,451,705
Financials — 9.7%
10,000	Bank of the Ozarks, Inc. (a)	334,500
87,000	Cullen/Frost Bankers, Inc. (a)	6,909,540
125,000	Evercore Partners, Inc. (b)	7,205,000
75,383	First Financial Holdings, Inc. *	4,598,363

Shares		Value

Common Stocks — (Continued)
Financials — (Continued)
130,000	International Bancshares Corp.	$3,510,000
21,800	Invesco Ltd.	822,950
45,400	Principal Financial Group, Inc.	2,291,792
33,810	Prosperity Bancshares, Inc.	2,116,506
120,000	Raymond James Financial, Inc.	6,087,600
10,000	Umpqua Holdings Corp. (a)	179,200
		34,055,451
Health Care — 11.7%
56,000	Abaxis, Inc. (a)	2,481,360
40,000	AmerisourceBergen Corp.	2,906,400
60,000	AmSurg Corp. *	2,734,200
15,000	Bio-Rad Laboratories, Inc., Class A *	1,795,650
39,930	Cepheid, Inc. (a) *	1,914,244
131,015	Cerner Corp. (a) *	6,757,754
50,000	Edwards LifeSciences Corp. (b)*	4,292,000
30,000	Healthways, Inc. (a) *	526,200
50,000	Luminex Corp. *	857,500
40,000	Merit Medical Systems, Inc. *	604,000
78,210	Mylan, Inc. *	4,032,508
150,000	Myriad Genetics, Inc. (a) *	5,838,000
7,500	Neogen Corp. *	303,525
75,000	Osiris Therapeutics, Inc. (a) *	1,171,500
16,000	Quest Diagnostics, Inc. (a)	939,040
54,330	St. Jude Medical, Inc.	3,762,352
		40,916,233
Industrials — 17.9%
5,000	Allegiant Travel Co.	588,850
10,200	Alliant Techsystems, Inc.	1,365,984
58,560	Babcock & Wilcox Co./The	1,900,858
38,000	BE Aerospace, Inc. (b) *	3,514,620
70,000	EnPro Industries, Inc. *	5,121,200
94,080	Flowserve Corp.	6,994,848
23,770	Jacobs Engineering Group, Inc. *	1,266,466
53,400	John Bean Technologies Corp.	1,654,866
65,000	Lindsay Corp. (a)	5,490,550
35,000	Old Dominion Freight Line, Inc. *	2,228,800
127,000	Quanta Services, Inc. *	4,391,660
5,000	Raven Industries, Inc.	165,700
17,270	Rockwell Automation, Inc.	2,161,513
43,180	Rollins, Inc.	1,295,400
40,000	Ryder System, Inc.	3,523,600
11,490	Stericycle, Inc. *	1,360,646
225,000	Taser International, Inc. *	2,992,500
4,740	Timken Co.	321,562
188,000	Trinity Industries, Inc. (a)	8,219,360
50,000	Universal Forest Products, Inc.	2,413,500
87,000	Watts Water Technologies, Inc., Class A	5,370,510
12,750	Werner Enterprises, Inc.	338,002
		62,680,995

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Information Technology — 19.5%
115,000	ACI Worldwide, Inc. (a) *	$6,420,450
30,000	Anixter International, Inc.	3,002,100
100,000	Cardtronics, Inc. (a) *	3,408,000
20,580	Citrix Systems, Inc. *	1,287,279
53,400	CTS Corp.	998,580
100,000	Diodes, Inc. *	2,896,000
68,000	Exlservice Holdings, Inc. *	2,002,600
28,200	Fiserv, Inc. *	1,701,024
10,250	FleetCor Technologies, Inc. *	1,350,950
71,510	FLIR Systems, Inc.	2,483,542
256,000	Geospace Technologies Corp. (a) (b) *	14,100,480
27,560	j2 Global, Inc. (a)	1,401,702
95,000	Jabil Circuit, Inc.	1,985,500
80,600	Methode Electronics, Inc.	3,079,726
49,600	NVIDIA Corp.	919,584
65,000	Red Hat, Inc. *	3,592,550
60,000	ScanSource, Inc. *	2,284,800
53,600	Synopsys, Inc. *	2,080,752
20,600	Syntel, Inc. *	1,770,776
193,000	Trimble Navigation Ltd. *	7,131,350
47,000	Tyler Technologies, Inc. *	4,286,870
		68,184,615
Materials — 7.2%
38,910	Albemarle Corp. (a)	2,782,065
47,000	Eagle Materials, Inc.	4,431,160
20,000	Eastman Chemical Co.	1,747,000
30,000	FMC Corp.	2,135,700
50,000	Quaker Chemical Corp.	3,839,500
40,000	Scotts Miracle-Gro Co./The, Class A	2,274,400
40,000	Sensient Technologies Corp.	2,228,800
17,000	Terra Nitrogen Co. LP (a)	2,453,440
50,000	United States Lime & Minerals, Inc.	3,240,000
		25,132,065
Real Estate Investment Trusts — 2.1%
29,500	Camden Property Trust	2,098,925
90,000	Equity One, Inc. (a)	2,123,100
18,260	Sovran Self Storage, Inc.	1,410,585
50,000	Weingarten Realty Investors (a)	1,642,000
		7,274,610
Telecommunication Services — 0.1%
39,000	General Communication, Inc., Class A *	432,120
Utilities — 2.3%
15,000	AGL Resources, Inc.	825,450
63,980	CMS Energy Corp.	1,992,977
13,100	Northwest Natural Gas Co. (a)	617,665
103,700	Portland General Electric Co.	3,595,279

Shares		Value

Common Stocks — (Continued)
Utilities — (Continued)
5,500	UGI Corp.	$277,750
26,130	Xcel Energy, Inc.	842,170
		8,151,291
		313,559,429
Total Common Stocks (Cost $170,657,959)		340,539,013
Exchange-Traded Funds — 0.3%
30,000	iShares China Large-Cap ETF	1,111,200
Total Exchange-Traded Funds (Cost $812,491)		1,111,200
Cash Equivalents — 2.7%
9,425,771	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (c) (d) (e)	9,425,771
Total Cash Equivalents (Cost $9,425,771)		9,425,771
Short-Term Securities Held as Collateral for Securities Lending — 25.7%
89,816,310	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (d)	89,816,310
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $89,816,310)		89,816,310
Total Investments (Cost $270,712,531) — 126.0%		440,892,294
Liabilities in Excess of Other Assets — (26.0)%		(90,862,296)
Net Assets — 100.0%		$350,029,998
(a)	All or a portion of the security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014 was $89,063,532.

(b)	All or a portion of the security is held as collateral for written call options.

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of June 30, 2014.

(e)	All or a portion of the security is held as collateral for written put options.

*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Balanced Allocation Fund	June 30, 2014

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Equity Mutual Funds[1]	57.6%
Exchange-Traded Funds[1]	20.9%
Fixed Income Mutual Funds	19.6%
Cash[1]	1.9%
Total	100.0%

[1]	Investments in affiliated funds.

Portfolio holdings and allocations are subject to change. As of June 30, 2014, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Shares		Value

Mutual Funds — 77.2%
96,380	Federated Mortgage Fund, Institutional Shares	$934,886
153,677	Federated Short-Intermediate Total Return Bond Fund, Institutional Shares	1,639,731
147,985	Federated Total Return Government Bond Fund, Institutional Shares	1,638,193
113,291	Huntington Disciplined Equity Fund, Institutional Shares (a)	1,259,794
232,133	Huntington Dividend Capture Fund, Institutional Shares (a)	2,653,280
74,791	Huntington Global Select Markets Fund, Institutional Shares (a)	848,874
187,743	Huntington International Equity Fund, Institutional Shares (a)	2,453,800
59,032	Huntington Situs Fund, Institutional Shares (a)	1,736,729
408,428	Huntington World Income Fund, Institutional Shares (a)	3,447,131
Total Mutual Funds (Cost $14,352,947)		16,612,418

Shares		Value
Exchange-Traded Funds — 20.9% (a)
65,780	Huntington EcoLogical Strategy ETF	$2,338,354
58,670	Huntington US Equity Rotation Strategy ETF	2,160,106
Total Exchange-Traded Funds (Cost $3,524,851)		4,498,460
Cash Equivalents — 1.9%
399,851	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (a) (b)	399,851
Total Cash Equivalents (Cost $399,851)		399,851
Total Investments (Cost $18,277,649) — 100.0%		21,510,729
Other Assets in Excess of Liabilities — 0.0%		5,273
Net Assets — 100.0%		$21,516,002
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2014.

ETF — Exchange-Traded Fund

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Conservative Allocation Fund	June 30, 2014

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Equity Mutual Funds[1]	49.1%
Fixed Income Mutual Funds	41.4%
Exchange-Traded Funds[1]	7.3%
Cash[1]	2.2%
Total	100.0%
[1]	Investments in affiliated funds.

Portfolio holdings and allocations are subject to change. As of June 30, 2014, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Shares		Value

Mutual Funds — 90.8%
33,525	Federated Mortgage Fund, Institutional Shares	$325,194
53,284	Federated Short-Intermediate Total Return Bond Fund, Institutional Shares	568,538
51,034	Federated Total Return Bond Fund, Institutional Shares	568,520
6,576	Huntington Disciplined Equity Fund, Institutional Shares (a)	73,123
13,511	Huntington Dividend Capture Fund, Institutional Shares (a)	154,433
4,539	Huntington Global Select Markets Fund, Institutional Shares (a)	51,521
10,902	Huntington International Equity Fund, Institutional Shares (a)	142,490
3,429	Huntington Situs Fund, Institutional Shares (a)	100,871
143,871	Huntington World Income Fund, Institutional Shares (a)	1,214,269
Total Mutual Funds (Cost $3,040,986)		3,198,959

Shares		Value
Exchange-Traded Funds — 7.3% (a)
3,829	Huntington EcoLogical Strategy ETF	$136,114
3,285	Huntington US Equity Rotation Strategy ETF	120,947
Total Exchange-Traded Funds (Cost $195,828)		257,061
Cash Equivalents — 2.2%
78,916	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (a) (b)	78,916
Total Cash Equivalents (Cost $78,916)		78,916
Total Investments (Cost $3,315,730) — 100.3%		3,534,936
Liabilities in Excess of Other Assets — (0.3)%		(10,761)
Net Assets — 100.0%		$3,524,175
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2014.

ETF — Exchange-Traded Fund

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Growth Allocation Fund	June 30, 2014

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Equity Mutual Funds[1]	61.9%
Exchange-Traded Funds[1]	27.1%
Fixed Income Mutual Funds	9.2%
Cash[1]	1.8%
Total	100.0%
[1]	Investments in affiliated funds.

Portfolio holdings and allocations are subject to change. As of June 30, 2014, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Shares		Value

Mutual Funds — 71.4%
31,064	Federated Mortgage Fund, Institutional Shares	$301,323
101,502	Federated Total Return Bond Fund, Institutional Shares	1,130,737
130,016	Huntington Disciplined Equity Fund, Institutional Shares (a)	1,445,778
222,332	Huntington Dividend Capture Fund, Institutional Shares (a)	2,541,252
75,097	Huntington Global Select Markets Fund, Institutional Shares (a)	852,354
181,326	Huntington International Equity Fund, Institutional Shares (a)	2,369,929
65,580	Huntington Situs Fund, Institutional Shares (a)	1,929,369
61,019	Huntington World Income Fund, Institutional Shares (a)	514,998
Total Mutual Funds (Cost $8,876,898)		11,085,740

Shares		Value

Exchange-Traded Funds — 27.2% (a)
62,534	Huntington EcoLogical Strategy ETF	$2,222,965
54,162	Huntington US Equity Rotation Strategy ETF	1,994,131
Total Exchange-Traded Funds (Cost $3,282,111)		4,217,096
Cash Equivalents — 1.8%
280,241	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (a) (b)	280,241
Total Cash Equivalents (Cost $280,241)		280,241
Total Investments (Cost $12,439,250) — 100.4%		15,583,077
Liabilities in Excess of Other Assets — (0.4)%		(57,140)
Net Assets — 100.0%		$15,525,937
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2014.

ETF — Exchange-Traded Fund

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Assets and Liabilities	June 30, 2014 (Unaudited)

	Huntington Tax-Free Money Market Fund	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund
Assets:
Investments, at cost	$79,117,377	$365,278,945	$110,409,202
Investments, at value	$79,117,377	$344,009,645	$110,409,202
Investments in affiliated securities, at value	—	—	—
Investments in repurchase agreements, at cost	—	21,269,300	—
Total investments	79,117,377	365,278,945	110,409,202
Cash	—	90	—
Foreign currencies, at value (Cost $-, $-, $-, $-, $-, $-, $3,469 and $101,748)	—	—	—
Income receivable	63,579	50,405	137,637
Receivable for investments sold	—	—	—
Receivable for shares sold	—	759	—
Receivable from Advisor	17,986	63,328	24,256
Tax reclaims receivable	—	—	—
Prepaid expenses and other assets	9,736	19,483	11,237
Total assets	79,208,678	365,413,010	110,582,332
Liabilities:
Payable for return of collateral on loaned securities	—	—	—
Options written, at value (premium received $-, $-, $-, $-, $1,180,209, $75,471, $- and $-)	—	—	—
Income distribution payable	837	2,141	879
Payable for investments purchased	126,942	—	3,684,651
Payable for shares redeemed	—	—	—
Accrued expenses and other payables:
Investment advisory	—	—	—
Administration	9,488	54,770	15,987
Custodian	7,181	16,475	12,079
Distribution (12b-1)	164	—	—
Shareholder services	—	—	—
Transfer and dividend disbursing agent	7,336	14,212	9,627
Trustee	427	—	596
Professional	10,932	23,591	15,192
Printing and postage	—	24,486	1,404
Compliance services	1,175	2,189	1,771
Other	5,927	1,548	10,543
Total Liabilities	170,409	139,412	3,752,729
Net Assets	$79,038,269	$365,273,598	$106,829,603

Net Assets consist of:
Paid in capital	$79,033,231	$365,443,843	$106,829,306
Net unrealized appreciation of investments, options and translations of assets and liabilities in foreign currency	—	—	—
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	4,116	(172,712)	340
Accumulated net investment income (loss)	922	2,467	(43)
Net Assets	$79,038,269	$365,273,598	$106,829,603

Net Assets:
Institutional Shares	$55,898,318	$231,815,382	$51,513,680
Class A Shares	$23,139,951	$133,458,216	$55,315,923
Class C Shares
Shares Outstanding: (unlimited number of shares authorized, no par value):
Institutional Shares	55,901,038	232,418,246	51,546,416
Class A Shares	23,132,996	133,479,867	55,275,867
Class C Shares
Net Asset Value, Redemption Price and Offering Price Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Class A Shares	$1.00	$1.00	$1.00
Class C Shares(a)
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	—	—	—
Maximum Sales Charge:
Class A Shares	—	—	—

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington U.S. Treasury Money Market Fund	Huntington Disciplined Equity Fund	Huntington Dividend Capture Fund	Huntington Global Select Markets Fund	Huntington International Equity Fund

$1,233,531,655	$46,993,554	$258,111,977	$14,462,944	$156,555,026
$928,388,555	$62,244,427	$280,238,876	$16,880,121	$191,527,170
—	593,181	5,277,267	126,746	4,616,051
305,143,100	—	—	—	—
1,233,531,655	62,837,608	285,516,143	17,006,867	196,143,221
93	—	—	—	14,693
—	—	—	3,467	101,834
776,567	76,494	796,176	27,468	228,141
—	—	4,327,471	—	—
—	12,034	401,492	—	55,291
243,328	—	—	—	—
—	—	16,104	23,477	638,135
64,358	21,039	38,089	13,958	13,071
1,234,616,001	62,947,175	291,095,475	17,075,237	197,194,386

—	—	25,821,243	—	7,101,852
—	1,189,059	98,000	—	—
27,678	—	3	—	—
—	—	4,095,693	—	—
—	44,688	311,313	27,725	340,879

—	17,995	61,501	6,990	41,686
183,532	9,712	39,722	2,589	29,739
96,000	7,307	16,161	12,790	26,083
2,564	1,027	15,491	197	1,880
—	13,327	54,502	3,553	40,805
38,953	7,571	14,637	5,869	16,475
—	—	—	7	3,714
59,409	10,057	11,541	3,123	20,278
20,259	2,722	—	184	8,678
11,840	921	251	285	3,106
617	2,953	366	5,229	7,059
440,852	1,307,339	30,540,424	68,541	7,642,234
$1,234,175,149	$61,639,836	$260,555,051	$17,006,696	$189,552,152

$1,234,162,668	$46,991,566	$201,404,645	$14,946,526	$117,503,846
—	15,835,204	27,381,610	2,537,648	39,607,028
13,028	(1,654,388)	31,101,017	(325,905)	29,884,073
(547)	467,454	667,779	(151,573)	2,557,205
$1,234,175,149	$61,639,836	$260,555,051	$17,006,696	$189,552,152

$1,128,653,937	$56,659,497	$187,827,952	$16,018,622	$180,395,387
$105,521,212	$4,980,339	$70,753,054	$988,074	$9,156,765
		$1,974,045

1,128,616,199	5,095,345	16,438,948	1,411,662	13,805,774
105,548,904	449,001	6,196,577	87,227	706,895
		173,092

$1.00	$11.12	$11.43	$11.35	$13.07
$1.00	$11.09	$11.42	$11.33	$12.95
		$11.40

—	$11.64	$11.99	$11.90	$13.60

—	4.75%	4.75%	4.75%	4.75%

Semi-Annual Shareholder Report

Statements of Assets and Liabilities (Continued)	June 30, 2014 (Unaudited)

	Huntington Real Strategies Fund	Huntington Situs Fund	Huntington Balanced Allocation Fund
Assets:
Investments, at cost	$63,640,830	$270,712,531	$18,277,649
Investments, at value	$72,378,343	$431,466,523	$4,212,810
Investments in affiliated securities, at value	1,693,234	9,425,771	17,297,919
Investments in controlled affiliated securities, at value	1,140,000	—	—
Total investments	75,211,577	440,892,294	21,510,729
Cash	5,589	—	—
Foreign currencies, at value (Cost $-, $1, $-, $- and $-)	—	8	—
Income receivable	65,637	271,762	10,082
Receivable for investments sold	296,570	—	—
Receivable for shares sold	27,448	200,097	34,369
Receivable from Advisor	—	—	1,988
Tax reclaims receivable	12,746	25,932	—
Prepaid expenses and other assets	16,403	32,718	5,382
Total assets	75,635,970	441,422,811	21,562,550
Liabilities:
Payable for return of collateral on loaned securities	15,563,657	89,816,310	—
Options written, at value (premium received $68,612, $270,503, $-, $- and $-)	18,500	393,750	—
Payable for investments purchased	708,089	341,576	—
Payable for shares redeemed	18,786	521,848	24,505
Accrued expenses and other payables:
Investment advisory	17,627	128,658	—
Administration	9,061	51,822	3,192
Custodian	6,101	17,810	526
Distribution (12b-1)	493	15,736	4,380
Shareholder services	12,433	71,104	—
Transfer and dividend disbursing agent	7,465	19,522	6,873
Professional	10,442	12,326	5,203
Printing and postage	2,513	—	1,374
Compliance services	809	840	193
Other	1,050	1,511	302
Total Liabilities	16,377,026	91,392,813	46,548
Net Assets	$59,258,944	$350,029,998	$21,516,002

Net Assets consist of:
Paid in capital	$63,044,727	$137,933,925	$17,697,997
Net unrealized appreciation of investments, options and translations of assets and liabilities in foreign currency	11,620,859	170,057,083	3,233,080
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(16,653,227)	41,315,236	583,933
Accumulated net investment income (loss)	1,246,585	723,754	992
Net Assets	$59,258,944	$350,029,998	$21,516,002

Net Assets:
Institutional Shares	$56,707,104	$274,881,141
Class A Shares	$2,551,841	$74,061,846	$21,516,002
Class C Shares		$1,087,011
Shares Outstanding: (unlimited number of shares authorized, no par value):
Institutional Shares	6,422,397	9,344,061
Class A Shares	289,203	2,595,993	1,777,946
Class C Shares		38,180
Net Asset Value, Redemption Price and Offering Price Per Share:
Institutional Shares	$8.83	$29.42
Class A Shares	$8.82	$28.53	$12.10
Class C Shares(a)		$28.47
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$9.26	$29.95	$12.70
Maximum Sales Charge:
Class A Shares	4.75%	4.75%	4.75%

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Conservative Allocation Fund	Huntington Growth Allocation Fund

$3,315,730	$12,439,250
$3,198,959	$1,432,060
335,977	14,151,017
—	—
3,534,936	15,583,077
—	—
—	—
3,649	3,911
—	—
—	22,619
2,776	3,129
—	—
3,503	4,395
3,544,864	15,617,131

—	—
—	—
—	—
11,162	73,349

—	—
526	2,302
171	363
722	3,158
—	—
3,133	5,490
4,512	4,992
—	1,076
69	162
394	302
20,689	91,194
$3,524,175	$15,525,937

$3,189,465	$11,908,341

219,206	3,143,827

118,270	449,912
(2,766)	23,857
$3,524,175	$15,525,937

$3,524,175	$15,525,937

390,405	1,266,628

$9.03	$12.26

$9.48	$12.87

4.75%	4.75%

Semi-Annual Shareholder Report

Statements of Operations	Six Months Ended June 30, 2014 (Unaudited)

	Huntington Tax-Free Money Market Fund	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund
Investment Income:
Dividend income	$244	$—	$772
Dividend income from affiliated securities	—	—	—
Interest income	29,505	155,174	67,902
Income from securities lending, net(a)	—	—	—
Foreign dividend taxes withheld	—	—	—
Total investment income	29,749	155,174	68,674
Expenses:
Investment advisory	77,190	541,392	169,782
Administration	46,967	329,282	103,351
Custodian	9,420	43,831	19,193
Transfer and dividend disbursing agent	15,592	32,549	18,018
Trustee	3,077	14,541	6,244
Professional	10,150	23,704	14,056
Distribution (12b-1)—Class A Shares	23,056	173,961	69,063
Distribution (12b-1)—Class C Shares	—	—	—
Shareholder services—Institutional Shares	41,268	277,197	72,421
Shareholder services—Class A Shares	23,056	173,961	69,063
Shareholder services—Class C Shares	—	—	—
State registration costs	21,430	19,482	19,273
Printing and postage	1,600	17,975	2,777
Insurance premiums	1,911	3,826	2,324
Compliance services	1,237	5,785	2,392
Line of credit	409	3,199	1,314
Interest expense	2	392	76
Other	16,246	23,444	26,835
Total expenses	292,611	1,684,521	596,182
Investment advisory fees waived	(77,190)	(541,392)	(169,782)
Distribution fees waived	(22,132)	(173,961)	(69,063)
Shareholder servicing fees waived	(64,324)	(451,158)	(141,484)
Reimbursement from Advisor	(103,559)	(380,870)	(152,840)
Net expenses	25,406	137,140	63,013
Net investment income (loss)	4,343	18,034	5,661
Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investment transactions	—	2,793	—
Net realized gain (loss) on written option transactions	—	—	—
Net realized gain (loss) on foreign currency transactions	—	—	—
Net realized gain on investments, options and translation of assets and liabilities in foreign currency transactions	—	2,793	—
Net change in unrealized depreciation of investments, options and translation of assets and liabilities in foreign currency	—	—	—
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	—	2,793	—
Change in net assets resulting from operations	$4,343	$20,827	$5,661

(a)	Income from securities lending is net of ($-, $-, $-, $-, $-, $16,413, $2,827, and $20,828) expenses paid to Huntington National Bank.
(b)	For the period January 3, 2014 (commencement of operations) to June 30, 2014.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington U.S. Treasury Money Market Fund	Huntington Disciplined Equity Fund	Huntington Dividend Capture Fund	Huntington Global Select Markets Fund	Huntington International Equity Fund

$—	$873,762	$6,391,182	$128,048	$4,213,308
—	311	732	135	963
398,943	—	—	4,999	—
—	—	73,342	12,600	93,328
—	—	(50,305)	(7,336)	(451,940)
398,943	874,073	6,414,951	138,446	3,855,659

1,245,273	241,393	1,126,467	108,857	1,201,085
1,136,609	73,454	274,171	19,874	219,289
166,222	13,143	36,737	18,781	45,584
67,396	19,332	67,496	14,980	35,748
57,875	4,083	9,491	1,172	12,809
74,624	9,951	16,664	10,860	20,398
141,418	6,626	87,850	872	11,687
—	—	2,922 (b)	—	—
1,415,156	93,954	286,665	26,342	288,584
141,418	6,626	87,850	872	11,687
—	—	974 (b)	—	—
20,202	15,683	43,286	16,416	23,562
29,495	3,074	15,356	866	10,276
18,035	2,109	5,991	1,415	3,951
25,575	1,632	3,553	470	5,106
11,770	895	2,840	245	1,739
—	548	—	313	197
72,685	7,014	10,891	9,602	19,266
4,623,753	499,517	2,079,204	231,937	1,910,968
(1,245,273)	(76,996)	(669,857)	(30,764)	(643,835)
(124,464)	—	—	—	—
(1,556,574)	—	—	—	—
(1,467,996)	—	—	—	—
229,446	422,521	1,409,347	201,173	1,267,133
169,497	451,552	5,005,604	(62,727)	2,588,526

967	7,744,711	18,537,911	2,279,082	26,742,493
—	(895,319)	9,500	—	—
—	—	(8,048)	4,494	(224,375)
967	6,849,392	18,539,363	2,283,576	26,518,118
—	(6,678,741)	(511,669)	(1,341,409)	(35,720,542)
967	170,651	18,027,694	942,167	(9,202,424)
$170,464	$622,203	$23,033,298	$879,440	$(6,613,898)

Semi-Annual Shareholder Report

Statements of Operations (Continued)	Six Months Ended June 30, 2014 (Unaudited)

	Huntington Real Strategies Fund	Huntington Situs Fund	Huntington Balanced Allocation Fund
Investment Income:
Dividend income	$787,926	$2,062,914	$17,979
Dividend income from affiliated securities	86,517	582	124,856
Income from securities lending, net(a)	240,260	516,458	—
Foreign dividend taxes withheld	(26,032)	(16,713)	—
Total investment income	1,088,671	2,563,241	142,835
Expenses:
Investment advisory	287,183	1,391,017	10,433
Administration	69,895	338,481	19,041
Custodian	11,481	48,198	1,086
Transfer and dividend disbursing agent	19,278	83,545	22,548
Trustee	3,806	12,467	916
Professional	12,407	19,046	5,897
Distribution (12b-1)—Class A Shares	2,955	92,568	26,083
Distribution (12b-1)—Class C Shares	—	1,984 (b)	—
Shareholder services—Institutional Shares	92,772	370,443	—
Shareholder services—Class A Shares	2,955	92,568	—
Shareholder services—Class C Shares	—	661 (b)	—
State registration costs	16,203	37,946	4,577
Printing and postage	3,091	18,717	1,948
Insurance premiums	2,038	6,696	1,415
Compliance services	1,535	4,722	363
Line of credit	826	3,430	197
Interest expense	234	253	144
Other	5,402	13,512	1,654
Total expenses	532,061	2,536,254	96,302
Investment advisory fees waived	(131,805)	(542,196)	(10,433)
Reimbursement from Advisor	—	—	(7,011)
Net expenses	400,256	1,994,058	78,858
Net investment income	688,415	569,183	63,977
Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	3,132,525	25,365,683	(66,956)
Net realized gain on investment transactions of affiliates	—	—	239,674
Net realized gain on written option transactions	716,012	471,670	—
Net realized loss on foreign currency transactions	(1,379)	(707)	—
Net realized gain on investments, options and translation of assets and liabilities in foreign currency transactions	3,847,158	25,836,646	172,718
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	2,269,144	(19,365,853)	413,537
Net realized and unrealized gain on investments, options and foreign currency transactions	6,116,302	6,470,793	586,255
Change in net assets resulting from operations	$6,804,717	$7,039,976	$650,232

(a)	Income from securities lending is net of ($54,052, $117,031, $-, $-, and $-) expenses paid to Huntington National Bank.
(b)	For the period January 3, 2014 (commencement of operations) to June 30, 2014.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Conservative Allocation Fund	Huntington Growth Allocation Fund

$6,466	$6,434
30,241	67,156
—	—
—	—
36,707	73,590

1,767	7,466
3,227	13,626
245	773
8,609	19,279
215	688
5,103	5,629
4,419	18,665
—	—
—	—
—	—
—	—
4,136	4,212
383	1,645
1,263	1,359
86	273
38	143
51	—
1,421	1,728
30,963	75,486
(1,767)	(7,466)
(15,267)	(14,245)
13,929	53,775
22,778	19,815

(24,087)	(9,231)
77,965	101,945
—	—
—	—
53,878	92,714
27,062	362,455
80,940	455,169
$103,718	$474,984

Semi-Annual Shareholder Report

Statements of Changes in Net Assets

	Huntington Tax-Free Money Market Fund
	Six Months Ended June 30, 2014	Year Ended December 31, 2013
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$4,343	$11,902
Net realized gain (loss) on investments, options and foreign currency transactions	—	1,813
Net increase from payments by an affiliate of the Advisor for realized capital losses	—	134,000
Net increase in net assets resulting from operations	4,343	147,715
Distributions to Shareholders—
From and/or excess of net investment income:
Institutional Shares	(3,319)	(9,987)
Class A Shares	(923)	(1,943)
Change in net assets resulting from distributions to shareholders	(4,242)	(11,930)
Change in net assets resulting from capital transactions	36,395,255	(31,574,941)
Change in net assets	36,395,356	(31,439,156)
Net Assets
Beginning of period	42,642,913	74,082,069
End of period	$79,038,269	$42,642,913

Accumulated net investment income (loss) included in net assets at end of period	$922	$821
Capital Transactions:
Institutional Shares
Shares sold	$65,472,600	$48,819,060
Dividends reinvested	—	—
Shares redeemed	(35,031,958)	(80,775,213)
Total Institutional Shares	30,440,642	(31,956,153)
Class A Shares
Shares sold	67,558,524	46,641,548
Dividends reinvested	301	295
Shares redeemed	(61,604,212)	(46,260,631)
Total Class A Shares	5,954,613	381,212
Net change resulting from capital transactions	$36,395,255	$(31,574,941)
Share Transactions:
Institutional Shares
Shares sold	65,472,600	48,819,060
Dividends reinvested	—	—
Shares redeemed	(35,031,958)	(80,775,213)
Total Institutional Shares	30,440,642	(31,956,153)
Class A Shares
Shares sold	67,558,524	46,641,548
Dividends reinvested	301	295
Shares redeemed	(61,604,212)	(46,260,631)
Total Class A Shares	5,954,613	381,212
Net change resulting from share transactions	36,395,255	(31,574,941)

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Money Market Fund		Huntington Ohio Municipal Money Market Fund		Huntington U.S. Treasury Money Market Fund
Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
(Unaudited)		(Unaudited)		(Unaudited)

$18,034	$35,029	$5,661	$13,335	$169,497	$509,465
2,793	(5,589)	—	(2,249)	967	12,943
—	—	—	297,246	—	—
20,827	29,440	5,661	308,332	170,464	522,408

(11,106)	(20,085)	(2,897)	(5,265)	(169,939)	(509,465)
(6,947)	(12,528)	(2,760)	(8,246)	—	—
(18,053)	(32,613)	(5,657)	(13,511)	(169,939)	(509,465)
19,899,246	(1,237,126)	(16,788,443)	(8,484,370)	126,179,092	261,787,108
19,902,020	(1,240,299)	(16,788,439)	(8,189,549)	126,179,617	261,800,051

345,371,578	346,611,877	123,618,042	131,807,591	1,107,995,532	846,195,481
$365,273,598	$345,371,578	$106,829,603	$123,618,042	$1,234,175,149	$1,107,995,532

$2,467	$2,486	$(43)	$(47)	$(548)	$(105)

$452,021,269	$412,318,400	$51,890,712	$109,688,035	$951,065,243	$3,317,558,574
140	584	3	15	—	8,224
(428,990,561)	(444,458,996)	(64,816,012)	(103,661,400)	(799,580,080)	(3,077,720,457)
23,030,848	(32,140,012)	(12,925,297)	6,026,650	151,485,163	239,846,341

70,293,640	174,740,334	37,697,542	142,682,502	125,187,996	516,442,279
5,421	9,547	129	3,354	—	—
(73,430,663)	(143,846,995)	(41,560,817)	(157,196,876)	(150,494,067)	(494,501,512)
(3,131,602)	30,902,886	(3,863,146)	(14,511,020)	(25,306,071)	21,940,767
$19,899,246	$(1,237,126)	$(16,788,443)	$(8,484,370)	$126,179,092	$261,787,108

452,021,269	412,318,400	51,890,712	109,688,035	951,065,243	3,317,558,574
140	584	3	15	—	8,224
(428,990,561)	(444,458,996)	(64,816,012)	(103,661,400)	(799,580,080)	(3,077,720,457)
23,030,848	(32,140,012)	(12,925,297)	6,026,650	151,485,163	239,846,341

70,293,640	174,740,334	37,697,542	142,682,502	125,187,996	516,442,279
5,421	9,547	129	3,354	—	—
(73,430,663)	(143,846,995)	(41,560,817)	(157,196,876)	(150,494,067)	(494,501,512)
(3,131,602)	30,902,886	(3,863,146)	(14,511,020)	(25,306,071)	21,940,767
19,899,246	(1,237,126)	(16,788,443)	(8,484,370)	126,179,092	261,787,108

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Disciplined Equity Fund
	Six Months Ended June 30, 2014	Year Ended December 31, 2013
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income (loss)	$451,552	$929,389
Net realized gain (loss) on investments, options and foreign currency transactions	6,849,392	1,896,131
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	(6,678,741)	9,188,587
Net increase (decrease) in net assets resulting from operations	622,203	12,014,107
Distributions to Shareholders—
From and/or excess of net investment income:
Institutional Shares	—	(886,275)
Class A Shares	—	(34,211)
Class C Shares	—	—
From net realized gain on investments:
Institutional Shares	—	—
Class A Shares	—	—
Change in net assets resulting from distributions to shareholders	—	(920,486)
Change in net assets resulting from capital transactions	(36,821,640)	(7,241,235)
Change in net assets	(36,199,437)	3,852,386
Net Assets
Beginning of period	97,839,273	93,986,887
End of period	$61,639,836	$97,839,273

Accumulated net investment income (loss) included in net assets at end of period	$467,454	$15,902
Capital Transactions:
Institutional Shares
Shares sold	$1,378,946	$20,186,582
Shares issued in connection with merger	—	—
Dividends reinvested	—	276,178
Shares redeemed	(37,569,823)	(24,890,791)
Total Institutional Shares	(36,190,877)	(4,428,031)
Class A Shares
Shares sold	484,845	1,260,489
Shares issued in connection with merger	—	—
Dividends reinvested	—	25,901
Shares redeemed	(1,115,608)	(4,099,594)
Total Class A Shares	(630,763)	(2,813,204)
Class C Shares
Shares sold	—	—
Dividends reinvested	—	—
Shares redeemed	—	—
Total Class C Shares	—	—
Net change resulting from capital transactions	$(36,821,640)	$(7,241,235)
Share Transactions:
Institutional Shares
Shares sold	125,912	1,946,910
Shares issued in connection with merger	—	—
Dividends reinvested	—	25,431
Shares redeemed	(3,433,119)	(2,386,466)
Total Institutional Shares	(3,307,207)	(414,125)
Class A Shares
Shares sold	44,382	122,055
Shares issued in connection with merger	—	—
Dividends reinvested	—	2,389
Shares redeemed	(102,091)	(395,410)
Total Class A Shares	(57,709)	(270,966)
Class C Shares
Shares sold	—	—
Dividends reinvested	—	—
Shares redeemed	—	—
Total Class C Shares	—	—
Net change resulting from share transactions	(3,364,916)	(685,091)

(a)	For the period January 3, 2014 (commencement of operations) to June 30, 2014.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Dividend Capture Fund			Huntington Global Select Markets Fund		Huntington International Equity Fund
Six Months Ended June 30, 2014		Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
(Unaudited)			(Unaudited)		(Unaudited)

$5,005,604		$7,986,962	$(62,727)	$127,687	$2,588,526	$3,417,753
18,539,363		35,535,585	2,283,576	(324,862)	26,518,118	21,754,009
(511,669)		1,470,626	(1,341,409)	1,973,884	(35,720,542)	29,677,939
23,033,298		44,993,173	879,440	1,776,709	(6,613,898)	54,849,701

(4,215,281)		(5,035,169)	—	(529,326)	—	(3,043,853)
(1,249,873)		(1,627,730)	—	(7,478)	—	(80,001)
(15,296)		—	—	—	—	—

—		(5,849,039)	—	—	—	(4,671,842)
—		(2,279,917)	—	—	—	(157,047)
(5,480,450)		(14,791,855)	—	(536,804)	—	(7,952,743)
(107,173,028)		127,685,483	(11,316,962)	(12,907,472)	(103,236,436)	(41,960,648)
(89,620,180)		157,886,801	(10,437,522)	(11,667,567)	(109,850,334)	4,936,310

350,175,231		192,288,430	27,444,218	39,111,785	299,402,486	294,466,176
$260,555,051		$350,175,231	$17,006,696	$27,444,218	$189,552,152	$299,402,486

$667,779		$1,142,625	$(151,573)	$(88,846)	$2,557,205	$(31,321)

$6,354,728		$40,456,341	$407,346	$9,210,782	$4,018,133	$48,944,666
—		122,033,458	—	—	—	—
2,423,737		6,373,492	—	217,928	—	3,092,823
(112,958,482)		(59,373,034)	(12,227,107)	(22,325,770)	(106,594,250)	(93,420,436)
(104,180,017)		109,490,257	(11,819,761)	(12,897,060)	(102,576,117)	(41,382,947)

5,911,125		19,935,672	954,960	794,702	513,901	1,677,074
—		7,139,788	—	—	—	—
1,067,979		3,369,466	—	7,171	—	187,323
(11,874,962)		(12,249,700)	(452,161)	(812,285)	(1,174,220)	(2,442,098)
(4,895,858)		18,195,226	502,799	(10,412)	(660,319)	(577,701)

1,896,630	(a)	—	—	—	—	—
12,368	(a)	—	—	—	—	—
(6,151	)(a)	—	—	—	—	—
1,902,847		—	—	—	—	—
$(107,173,028)		$127,685,483	$(11,316,962)	$(12,907,472)	$(103,236,436)	$(41,960,648)

578,918		3,904,476	38,080	870,663	314,297	3,973,268
—		11,740,025	—	—	—	—
221,146		613,138	—	20,815	—	240,874
(10,333,319)		(5,660,506)	(1,142,575)	(2,121,108)	(8,308,240)	(7,578,394)
(9,533,255)		10,597,133	(1,104,495)	(1,229,630)	(7,993,943)	(3,364,252)

541,249		1,915,390	89,785	74,929	40,669	137,388
—		687,211	—	—	—	—
97,262		324,156	—	686	—	14,692
(1,081,348)		(1,172,718)	(42,557)	(75,917)	(93,005)	(201,540)
(442,837)		1,754,039	47,228	(302)	(52,336)	(49,460)

172,529	(a)	—	—	—	—	—
1,116	(a)	—	—	—	—	—
(553	)(a)	—	—	—	—	—
173,092		—	—	—	—	—
(9,803,000)		12,351,172	(1,057,267)	(1,229,932)	(8,046,279)	(3,413,712)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Real Strategies Fund
	Six Months Ended June 30, 2014	Year Ended December 31, 2013
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income (loss)	$688,415	$1,821,476
Net realized gain (loss) on investments, options and foreign currency transactions	3,847,158	(2,801,755)
Net change in unrealized appreciation of investments, options and foreign currency transactions	2,269,144	9,395,865
Net increase in net assets resulting from operations	6,804,717	8,415,586
Distributions to Shareholders—
From and/or excess of net investment income:
Institutional Shares	—	(801,086)
Class A Shares	—	(15,687)
From net realized gain on investments:
Institutional Shares	—	—
Class A Shares	—	—
Change in net assets resulting from distributions to shareholders	—	(816,773)
Change in net assets resulting from capital transactions	(39,482,570)	(14,126,862)
Change in net assets	(32,677,853)	(6,528,049)
Net Assets
Beginning of period	91,936,797	98,464,846
End of period	$59,258,944	$91,936,797

Accumulated net investment income included in net assets at end of period	$1,246,585	$558,170
Capital Transactions:
Institutional Shares
Shares sold	$2,126,646	$15,451,545
Shares issued in connection with merger	—	—
Dividends reinvested	—	278,838
Shares redeemed	(41,577,139)	(29,861,048)
Total Institutional Shares	(39,783,344)	(14,130,665)
Class A Shares
Shares sold	361,381	678,375
Shares issued in connection with merger	—	—
Dividends reinvested	—	13,943
Shares redeemed	(393,458)	(688,515)
Total Class A Shares	(32,077)	3,803
Class C Shares
Shares sold	—	—
Shares redeemed	—	—
Total Class C Shares	—	—
Net change resulting from capital transactions	$(39,482,570)	$(14,126,862)
Share Transactions:
Institutional Shares
Shares sold	257,374	2,045,251
Shares issued in connection with merger	—	—
Dividends reinvested	—	35,887
Shares redeemed	(4,967,552)	(3,921,276)
Total Institutional Shares	(4,710,178)	(1,840,138)
Class A Shares
Shares sold	41,944	90,158
Shares issued in connection with merger	—	—
Dividends reinvested	—	1,792
Shares redeemed	(46,620)	(90,582)
Total Class A Shares	(4,676)	1,368
Class C Shares
Shares sold	—	—
Shares redeemed	—	—
Total Class C Shares	—	—
Net change resulting from share transactions	(4,714,854)	(1,838,770)

(a)	For the period January 3, 2014 (commencement of operations) to June 30, 2014.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund
Six Months Ended June 30, 2014		Year Ended December 31, 2013
(Unaudited)

$569,183		$(253,579)
25,836,646		30,069,243
(19,365,853)		42,722,995
7,039,976		72,538,659

—		(63,694)
—		—

—		(10,208,103)
—		(2,767,773)
—		(13,039,570)
(71,125,570)		133,374,681
(64,085,594)		192,873,770

414,115,592		221,241,822
$350,029,998		$414,115,592

$723,754		$154,571

$16,007,405		$63,734,270
—		110,849,711
—		5,392,478
(86,722,311)		(82,175,365)
(70,714,906)		97,801,094

11,706,352		42,800,605
—		10,770,013
—		2,178,445
(13,177,153)		(20,175,476)
(1,470,801)		35,573,587

1,067,333	(a)	—
(7,196	)(a)	—
1,060,137		—
$(71,125,570)		$133,374,681

554,608		2,445,645
—		4,035,610
—		196,806
(3,034,210)		(3,076,833)
(2,479,602)		3,601,228

416,178		1,708,512
—		403,763
—		81,866
(475,295)		(786,187)
(59,117)		1,407,954

38,440	(a)	—
(260	)(a)	—
38,180		—
(2,500,539)		5,009,182

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Balanced Allocation Fund
	Six Months Ended June 30, 2014	Year Ended December 31, 2013
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$63,977	$147,860
Net realized gain on investments	172,718	956,335
Net change in unrealized appreciation of investments	413,537	1,379,630
Net increase in net assets resulting from operations	650,232	2,483,825
Distributions to Shareholders—
From and/or excess of net investment income:
Class A Shares	(65,436)	(422,243)
From net realized gain on investments:
Class A Shares	—	(703,395)
Change in net assets resulting from distributions to shareholders	(65,436)	(1,125,638)
Change in net assets resulting from capital transactions	(133,960)	1,515,104
Change in net assets	450,836	2,873,291
Net Assets
Beginning of period	21,065,166	18,191,875
End of period	$21,516,002	$21,065,166

Accumulated net investment income (loss) included in net assets at end of period	$992	$2,451
Capital Transactions:
Class A Shares
Shares sold	2,118,960	5,791,160
Dividends reinvested	63,024	1,076,050
Shares redeemed	(2,315,944)	(5,352,106)
Net change resulting from capital transactions	$(133,960)	$1,515,104
Share Transactions:
Class A Shares
Shares sold	179,450	499,181
Dividends reinvested	5,274	92,476
Shares redeemed	(196,096)	(457,940)
Net change resulting from share transactions	(11,372)	133,717

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Conservative Allocation Fund		Huntington Growth Allocation Fund
Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
(Unaudited)		(Unaudited)

$22,778	$45,282	$19,815	$91,466
53,878	198,151	92,714	1,082,855
27,062	(121,437)	362,455	1,315,911
103,718	121,996	474,984	2,490,232

(26,901)	(69,332)	—	(351,136)

—	(160,338)	—	(854,665)
(26,901)	(229,670)	—	(1,205,801)
(230,986)	(981,162)	(58,098)	634,162
(154,169)	(1,088,836)	416,886	1,918,593

3,678,344	4,767,180	15,109,051	13,190,458
$3,524,175	$3,678,344	$15,525,937	$15,109,051

$(2,766)	$1,357	$23,857	$4,042

328,680	3,928,019	1,410,777	4,369,361
24,453	213,381	—	1,168,868
(584,119)	(5,122,562)	(1,468,875)	(4,904,067)
$(230,986)	$(981,162)	$(58,098)	$634,162

36,872	427,116	118,270	367,995
2,734	23,929	—	98,722
(65,616)	(557,457)	(123,391)	(408,620)
(26,010)	(106,412)	(5,121)	58,097

Semi-Annual Shareholder Report

Financial Highlights
(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (Loss)		Net realized and unrealized gain (Loss) on investments		Total from investment operations		Distributions from net investment income		Distributions from net realized gain on investment transactions		Total distributions
HUNTINGTON TAX-FREE MONEY MARKET FUND
Institutional Shares
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2013	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2014(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
Class A Shares
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2013	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2014(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
HUNTINGTON MONEY MARKET FUND
Institutional Shares
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2013	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2014(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
Class A Shares
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2013	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2014(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Amount is less than $0.005.
(3)	Six months ended June 30, 2014 (Unaudited).
(4)	Not Annualized
(5)	Computed on an annualized basis.
(6)	Rounds to less than 0.005%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, end of period (000 omitted)

$1.00	0.10%		0.78%		0.12%		0.89%		$76,805
$1.00	0.01%		0.44%		0.01%		0.89%		$66,919
$1.00	0.01%		0.30%		0.01%		0.92%		$73,147
$1.00	0.01%		0.22%		0.01%		0.93%		$57,317
$1.00	0.02%		0.16%		0.02%		0.94%		$25,458
$1.00	0.01	%(4)	0.10	%(5)	0.02	%(5)	1.04	%(5)	$55,898

$1.00	0.03%		0.87%		0.03%		1.15%		$21,709
$1.00	0.01%		0.45%		0.01%		1.16%		$15,539
$1.00	0.01%		0.30%		0.01%		1.17%		$18,882
$1.00	0.01%		0.22%		0.01%		1.18%		$16,765
$1.00	0.01%		0.16%		0.01%		1.19%		$17,185
$1.00	—	%(4)(6)	0.10	%(5)	0.01	%(5)	1.29	%(5)	$23,140

$1.00	0.01%		0.45%		0.02%		0.87%		$260,720
$1.00	0.01%		0.31%		0.01%		0.88%		$214,981
$1.00	0.01%		0.24%		0.01%		0.84%		$262,067
$1.00	0.01%		0.23%		0.01%		0.86%		$240,924
$1.00	0.01%		0.12%		0.01%		0.84%		$208,783
$1.00	—	%(4)(6)	0.08	%(5)	0.01	%(5)	0.84	%(5)	$231,815

$1.00	0.01%		0.42%		0.01%		1.12%		$135,260
$1.00	0.01%		0.32%		0.01%		1.13%		$134,974
$1.00	0.01%		0.24%		0.01%		1.09%		$97,936
$1.00	0.01%		0.23%		0.01%		1.11%		$105,688
$1.00	0.01%		0.12%		0.01%		1.09%		$136,589
$1.00	—	%(4)(6)	0.08	%(5)	0.01	%(5)	1.09	%(5)	$133,458

Semi-Annual Shareholder Report

Financial Highlights (Continued)
(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (Loss)		Net realized and unrealized gain (Loss) on investments		Total from investment operations		Distributions from net investment income		Distributions from net realized gain on investment transactions		Total distributions
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
Institutional Shares
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2013	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2014(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
Class A Shares
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2013	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2014(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
Institutional Shares
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2013	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2014(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
Class A Shares
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)
2012	$1.00	—	(2)	—	(2)	—	(2)	—		—		—
2013	$1.00	—		—	(2)	—	(2)	—		—		—
2014(3)	$1.00	—		—	(2)	—	(2)	—		—		—
(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Amount is less than $0.005.
(3)	Six months ended June 30, 2014 (Unaudited).
(4)	Not Annualized
(5)	Computed on an annualized basis.
(6)	Rounds to less than 0.005%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, end of period (000 omitted)

$1.00	0.12%		0.78%		0.14%		0.89%		$142,956
$1.00	0.01%		0.42%		0.01%		0.88%		$81,023
$1.00	0.01%		0.28%		0.01%		0.84%		$61,212
$1.00	0.01%		0.20%		0.01%		0.88%		$58,279
$1.00	0.01%		0.15%		0.01%		0.88%		$64,439
$1.00	—	%(4)(6)	0.11	%(5)	0.01	%(5)	0.93	%(5)	$51,514

$1.00	0.02%		0.82%		0.02%		1.14%		$112,048
$1.00	0.01%		0.41%		0.01%		1.12%		$117,109
$1.00	0.01%		0.28%		0.01%		1.09%		$83,858
$1.00	0.01%		0.20%		0.01%		1.13%		$73,528
$1.00	0.01%		0.15%		0.01%		1.13%		$59,179
$1.00	—	%(4)(6)	0.11	%(5)	0.01	%(5)	1.18	%(5)	$55,316

$1.00	0.01%		0.20%		0.01%		0.79%		$261,263
$1.00	0.01%		0.15%		0.01%		0.76%		$312,870
$1.00	0.01%		0.07%		0.01%		0.74%		$251,704
$1.00	0.01%		0.09%		0.01%		0.74%		$737,310
$1.00	0.04%		0.04%		0.04%		0.69%		$977,168
$1.00	0.01	%(4)	0.03	%(5)	0.03	%(5)	0.72	%(5)	$1,128,654

$1.00	0.01%		0.20%		0.01%		1.03%		$54,935
$1.00	0.01%		0.15%		0.01%		1.01%		$74,845
$1.00	0.01%		0.07%		0.01%		0.99%		$83,204
$1.00	—%		0.09%		—	%(6)	0.99%		$108,885
$1.00	—%		0.08%		—%		0.94%		$130,827
$1.00	—	%(4)	0.06	%(5)	—	%(5)	0.97	%(5)	$105,549

Semi-Annual Shareholder Report

Financial Highlights (Continued)
(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON DISCIPLINED EQUITY FUND
Institutional Shares
2011(4)	$10.00	0.04	(0.19)	(0.15)	(0.04)	—	—	(0.04)
2012	$9.81	0.10	(0.01)	0.09	(0.10)	—	—	(0.10)
2013	$9.80	0.11	1.18	1.29	(0.11)	—	—	(0.11)
2014(7)	$10.98	0.09	0.05	0.14	—	—	—	—
Class A Shares
2011(4)	$10.00	0.02	(0.19)	(0.17)	(0.04)	—	—	(0.04)
2012	$9.79	0.08	(0.02)	0.06	(0.07)	—	—	(0.07)
2013	$9.78	0.09	1.17	1.26	(0.07)	—	—	(0.07)
2014(7)	$10.97	0.05	0.07	0.12	—	—	—	—
HUNTINGTON DIVIDEND CAPTURE FUND
Institutional Shares
2009	$6.57	0.29	1.31	1.60	(0.29)	—	(0.02)	(0.31)
2010	$7.86	0.25	0.83	1.08	(0.25)	—	—	(0.25)
2011	$8.69	0.30	0.22	0.52	(0.30)	—	—	(0.30)
2012	$8.91	0.33	0.63	0.96	(0.38)	—	—	(0.38)
2013	$9.49	0.36	1.60	1.96	(0.32)	(0.39)	—	(0.71)
2014(7)	$10.74	0.21	0.69	0.90	(0.21)	—	—	(0.21)
Class A Shares
2009	$6.57	0.27	1.31	1.58	(0.27)	—	(0.02)	(0.29)
2010	$7.86	0.23	0.83	1.06	(0.23)	—	—	(0.23)
2011	$8.69	0.28	0.21	0.49	(0.28)	—	—	(0.28)
2012	$8.90	0.30	0.65	0.95	(0.36)	—	—	(0.36)
2013	$9.49	0.34	1.59	1.93	(0.30)	(0.39)	—	(0.69)
2014(7)	$10.73	0.17	0.71	0.88	(0.19)	—	—	(0.19)
Class C Shares
2014(8)	$10.67	0.16	0.75	0.91	(0.18)	—	—	(0.18)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(4)	Reflects operations for the period from August 1, 2011 (commencement of operations) to December 31, 2011.
(5)	Not Annualized.
(6)	Computed on an annualized basis.
(7)	Six months ended June 30, 2014 (Unaudited).
(8)	Reflects operations for the period from January 3, 2014 (commencement of operations) to June 30, 2014 (Unaudited).

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(3)

$9.81	(1.50	)%(5)	1.20	%(6)	0.98	%(6)	1.33	%(6)	$65,294	3	%(5)
$9.80	0.91%		1.20%		1.07%		1.23%		$86,382	9%
$10.98	13.13%		1.18%		0.96%		1.19%		$92,281	45%
$11.12	1.28%		1.04	%(6)	1.14	%(6)	1.23	%(6)	$56,659	9	%(5)

$9.79	(1.73	)%(5)	1.45	%(6)	0.72	%(6)	1.58	%(6)	$5,661	3	%(5)
$9.78	0.67%		1.45%		0.82%		1.48%		$7,605	9%
$10.97	12.87%		1.43%		0.71%		1.44%		$5,558	45%
$11.09	1.09%		1.29	%(6)	0.89	%(6)	1.48	%(6)	$4,980	9	%(5)

$7.86	25.24%		1.41%		4.37%		1.41%		$74,593	99%
$8.69	13.99%		1.40%		3.05%		1.40%		$100,622	115%
$8.91	6.03%		1.36%		3.40%		1.36%		$117,798	143%
$9.49	10.87%		1.21%		3.55%		1.36%		$145,946	109%
$10.74	21.14%		0.89%		3.59%		1.33%		$278,917	130%
$11.43	8.44	%(5)	0.88	%(6)	3.38	%(6)	1.33	%(6)	$187,828	50	%(5)

$7.86	24.93%		1.66%		4.10%		1.66%		$5,473	99%
$8.69	13.72%		1.64%		2.82%		1.64%		$17,784	115%
$8.90	5.65%		1.61%		3.19%		1.61%		$26,843	143%
$9.49	10.72%		1.46%		3.37%		1.61%		$46,343	109%
$10.73	20.74%		1.14%		3.32%		1.58%		$71,258	130%
$11.42	8.32	%(5)	1.13	%(6)	3.19	%(6)	1.58	%(6)	$70,753	50	%(5)

$11.40	8.63	%(5)	1.63	%(6)	3.09	%(6)	2.08	%(6)	$1,974	50	%(5)

Semi-Annual Shareholder Report

Financial Highlights (Continued)
(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital		Total distributions
HUNTINGTON GLOBAL SELECT MARKETS FUND
Institutional Shares
2009(4)	$10.00	—	(5)	— (5)	— (5)	—	—	—		—
2010	$10.00	0.03		1.55	1.58	(0.11)	—	(0.01)		(0.12)
2011	$11.46	0.08		(1.99)	(1.91)	(0.05)	(0.14)	—		(0.19)
2012	$9.36	0.04		0.97	1.01	(0.04)	—	—		(0.04)
2013	$10.33	0.04		0.58	0.62	(0.21)	—	—		(0.21)
2014(8)	$10.74	(0.03	)(9)	0.64	0.61	—	—	—		—
Class A Shares
2009(4)	$10.00	—	(5)	— (5)	— (5)	—	—	—		—
2010	$10.00	0.01		1.53	1.54	(0.09)	—	(0.02)		(0.11)
2011	$11.43	0.04		(1.97)	(1.93)	— (5)	(0.14)	—		(0.14)
2012	$9.36	0.01		0.97	0.98	(0.02)	—	—		(0.02)
2013	$10.32	0.01		0.59	0.60	(0.19)	—	—		(0.19)
2014(8)	$10.73	(0.03	)(9)	0.63	0.60	—	—	—		—
HUNTINGTON INTERNATIONAL EQUITY FUND
Institutional Shares
2009	$8.22	0.17		2.52	2.69	(0.10)	(0.02)	—		(0.12)
2010	$10.79	0.13		0.70	0.83	(0.09)	—	—		(0.09)
2011	$11.53	0.15		(1.47)	(1.32)	(0.12)	—	—		(0.12)
2012	$10.09	0.14		1.30	1.44	(0.19)	—	—	(5)	(0.19)
2013	$11.34	0.15		2.14	2.29	(0.14)	(0.21)	—		(0.35)
2014(8)	$13.28	0.18		(0.39)	(0.21)	—	—	—		—
Class A Shares
2009	$8.16	0.13		2.51	2.64	(0.06)	(0.02)	—		(0.08)
2010	$10.72	0.08		0.73	0.81	(0.08)	—	—		(0.08)
2011	$11.45	0.13		(1.47)	(1.34)	(0.09)	—	—		(0.09)
2012	$10.02	0.12		1.28	1.40	(0.16)	—	—	(5)	(0.16)
2013	$11.26	0.11		2.13	2.24	(0.11)	(0.21)	—		(0.32)
2014(8)	$13.18	0.14		(0.37)	(0.23)	—	—	—		—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(4)	Reflects operations for the period from December 30, 2009 (commencement of operations) to December 31, 2009.
(5)	Amount is less than $0.005.
(6)	Not Annualized.
(7)	Computed on an annualized basis.
(8)	Six months ended June 30, 2014 (Unaudited).
(9)	Calculated using average shares for the period.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(3)

$10.00	—	%(6)	1.83	%(7)	(1.46	)%(7)	1.83	%(7)	$1	—	%(6)
$11.46	15.85%		1.90%		0.40%		2.19%		$41,116	45%
$9.36	(16.67)%		1.79%		0.71%		1.79%		$38,871	110%
$10.33	10.82%		1.90%		0.40%		1.90%		$38,696	97%
$10.74	6.08%		1.87%		0.40%		2.01%		$27,015	156%
$11.35	5.68	%(6)	1.85	%(7)	(0.58	)%(7)	2.13	%(7)	$16,019	60	%(6)

$10.00	—	%(6)	2.19	%(7)	(2.92	)%(7)	2.19	%(7)	$1	—	%(6)
$11.43	15.38%		2.16%		0.20%		2.44%		$860	45%
$9.36	(16.80)%		2.04%		0.48%		2.04%		$541	110%
$10.32	10.43%		2.15%		0.09%		2.15%		$416	97%
$10.73	5.87%		2.12%		0.06%		2.26%		$429	156%
$11.33	5.59	%(6)	2.10	%(7)	(0.59	)%(7)	2.38	%(7)	$988	60	%(6)

$10.79	32.84%		1.59%		1.68%		1.59%		$322,427	26%
$11.53	7.72%		1.59%		1.14%		1.59%		$296,797	41%
$10.09	(11.40)%		1.56%		1.28%		1.56%		$255,832	39%
$11.34	14.28%		1.58%		1.32%		1.58%		$285,361	25%
$13.28	20.32%		1.55%		1.15%		1.55%		$289,399	62%
$13.07	(1.58	)%(6)	1.05	%(7)	2.16	%(7)	1.59	%(7)	$180,395	31	%(6)

$10.72	32.45%		1.84%		1.28%		1.84%		$7,547	26%
$11.45	7.54%		1.84%		0.86%		1.84%		$10,631	41%
$10.02	(11.67)%		1.81%		1.03%		1.81%		$8,192	39%
$11.26	14.00%		1.83%		1.06%		1.83%		$9,105	25%
$13.18	20.01%		1.80%		0.90%		1.80%		$10,004	62%
$12.95	(1.75	)%(6)	1.30	%(7)	2.08	%(7)	1.84	%(7)	$9,157	31	%(6)

Semi-Annual Shareholder Report

Financial Highlights (Continued)
(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital		Total distributions
HUNTINGTON REAL STRATEGIES FUND
Institutional Shares
2009	$4.90	0.04	1.54	1.58	(0.06)	—	—		(0.06)
2010	$6.42	0.02	1.59	1.61	(0.04)	—	—		(0.04)
2011	$7.99	0.05	(0.82)	(0.77)	(0.07)	—	—		(0.07)
2012	$7.15	0.11	0.26	0.37	(0.10)	—	—		(0.10)
2013	$7.42	0.15	0.55	0.70	(0.07)	—	—		(0.07)
2014(4)	$8.05	0.14	0.64	0.78	—	—	—		—
Class A Shares
2009	$4.92	0.03	1.54	1.57	(0.06)	—	—		(0.06)
2010	$6.43	0.01	1.59	1.60	(0.03)	—	—		(0.03)
2011	$8.00	0.03	(0.82)	(0.79)	(0.05)	—	—		(0.05)
2012	$7.16	0.09	0.26	0.35	(0.08)	—	—		(0.08)
2013	$7.43	0.13	0.54	0.67	(0.05)	—	—		(0.05)
2014(4)	$8.05	0.06	0.71	0.77	—	—	—		—
HUNTINGTON SITUS FUND
Institutional Shares
2009	$11.71	0.03	4.27	4.30	(0.01)	(0.03)	(0.02)		(0.06)
2010	$15.95	(0.03)	4.29	4.26	—	—	—		—
2011	$20.21	(0.05)	(0.63)	(0.68)	—	—	—		—
2012	$19.53	0.09	4.60	4.69	(0.04)	(0.74)	—		(0.78)
2013	$23.44	(0.01)	6.60	6.59	(0.01)	(1.27)	—		(1.28)
2014(4)	$28.75	0.06	0.61	0.67	—	—	—		—
Class A Shares
2009	$11.49	(0.01)	4.19	4.18	— (7)	(0.03)	—	(7)	(0.03)
2010	$15.64	(0.06)	4.20	4.14	—	—	—		—
2011	$19.78	(0.10)	(0.62)	(0.72)	—	—	—		—
2012	$19.06	0.04	4.48	4.52	—	(0.74)	—		(0.74)
2013	$22.84	(0.07)	6.42	6.35	—	(1.27)	—		(1.27)
2014(4)	$27.92	0.02	0.59	0.61	—	—	—		—
Class A Shares
2014(8)	$27.60	(0.02)	0.89	0.87	—	—	—		—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(4)	Six months ended June 30, 2014 (Unaudited).
(5)	Not Annualized.
(6)	Computed on an annualized basis.
(7)	Amount is less than $0.005.
(8)	Reflects operations for the period from January 3, 2014 (commencement of operations) to June 30, 2014 (Unaudited).

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(3)

$6.42	32.33%		1.38%		0.82%		1.38%		$72,641	36%
$7.99	25.09%		1.35%		0.27%		1.35%		$90,813	22%
$7.15	(9.64)%		1.35%		0.66%		1.35%		$92,475	60%
$7.42	5.20%		1.35%		1.54%		1.35%		$96,292	30%
$8.05	9.49%		1.34%		1.93%		1.36%		$89,571	43%
$8.83	9.69	%(5)	1.04	%(6)	1.81	%(6)	1.39	%(6)	$56,707	19	%(5)

$6.43	31.82%		1.63%		0.64%		1.63%		$1,114	36%
$8.00	24.85%		1.60%		0.03%		1.60%		$2,052	22%
$7.16	(9.88)%		1.60%		0.39%		1.60%		$2,004	60%
$7.43	4.96%		1.60%		1.30%		1.60%		$2,173	30%
$8.05	9.09%		1.59%		1.68%		1.61%		$2,366	43%
$8.82	9.57	%(5)	1.29	%(6)	1.56	%(6)	1.64	%(6)	$2,552	19	%(5)

$15.95	36.86%		1.38%		0.25%		1.38%		$141,342	25%
$20.21	26.71%		1.36%		(0.16)%		1.36%		$183,311	32%
$19.53	(3.36)%		1.32%		(0.25)%		1.32%		$166,134	18%
$23.44	24.11%		1.35%		0.41%		1.35%		$192,757	11%
$28.75	28.38%		1.30%		0.05%		1.33%		$339,983	22%
$29.42	2.33	%(5)	1.03	%(6)	0.35	%(6)	1.32	%(6)	$274,881	7	%(5)

$15.64	36.52%		1.63%		(0.01)%		1.63%		$16,747	25%
$19.78	26.47%		1.61%		(0.38)%		1.61%		$23,990	32%
$19.06	(3.64)%		1.57%		(0.50)%		1.57%		$22,409	18%
$22.84	23.82%		1.60%		0.17%		1.60%		$28,485	11%
$27.92	28.09%		1.55%		(0.27)%		1.58%		$74,132	22%
$28.53	2.18	%(5)	1.28	%(6)	0.12	%(6)	1.57	%(6)	$74,062	7	%(5)

$28.47	3.15	%(5)	1.78	%(6)	(0.24	)%(6)	2.06	%(6)	$1,087	7	%(5)

Semi-Annual Shareholder Report

Financial Highlights (Continued)
(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
HUNTINGTON BALANCED ALLOCATION FUND
2009(4)	$10.00	0.05	0.75	0.80	(0.06)	— (5)	(0.06)
2010	$10.74	0.09	0.88	0.97	(0.09)	(0.05)	(0.14)
2011	$11.57	0.10	(0.13)	(0.03)	(0.10)	(0.11)	(0.21)
2012	$11.33	0.12	0.75	0.87	(0.12)	(1.09)	(1.21)
2013	$10.99	0.09	1.34	1.43	(0.24)	(0.41)	(0.65)
2014(8)	$11.77	0.04	0.33	0.37	(0.04)	—	(0.04)
HUNTINGTON CONSERVATIVE ALLOCATION FUND
2009(4)	$10.00	0.08	0.34	0.42	(0.09)	(0.01)	(0.10)
2010	$10.32	0.17	0.41	0.58	(0.16)	(0.05)	(0.21)
2011	$10.69	0.15	0.11	0.26	(0.15)	(0.08)	(0.23)
2012	$10.72	0.14	0.33	0.47	(0.14)	(1.93)	(2.07)
2013	$9.12	0.07	0.17	0.24	(0.13)	(0.40)	(0.53)
2014(8)	$8.83	0.06	0.21	0.27	(0.07)	—	(0.07)
HUNTINGTON GROWTH ALLOCATION FUND
2009(4)	$10.00	0.04	0.88	0.92	(0.05)	— (5)	(0.05)
2010	$10.87	0.06	1.09	1.15	(0.06)	(0.08)	(0.14)
2011	$11.88	0.07	(0.28)	(0.21)	(0.07)	(0.15)	(0.22)
2012	$11.45	0.11	1.03	1.14	(0.11)	(1.61)	(1.72)
2013	$10.87	0.09	1.95	2.04	(0.30)	(0.73)	(1.03)
2014(8)	$11.88	0.02	0.36	0.38	—	—	—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Does not include the effect of expenses of underlying funds.
(3)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(4)	Reflects operations for the period from July 31, 2009 (commencement of operations) to December 31, 2009.
(5)	Amount is less than $0.005.
(6)	Not Annualized.
(7)	Computed on an annualized basis.
(8)	Six months ended June 30, 2014 (Unaudited).

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets(2)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)(3)		Net Assets, end of period (000 omitted)	Portfolio turnover rate

$10.74	8.03	%(6)	0.62	%(7)	1.30	%(7)	0.85	%(7)	$13,336	42	%(6)
$11.57	9.14%		0.59%		0.94%		0.74%		$24,656	26%
$11.33	(0.18)%		0.67%		0.90%		0.80%		$27,642	23%
$10.99	7.79%		0.68%		0.98%		0.89%		$18,192	74%
$11.77	13.14%		0.74%		0.72%		0.93%		$21,065	44%
$12.10	3.12	%(6)	0.76	%(7)	0.61	%(7)	0.92	%(7)	$21,516	26	%(6)

$10.32	4.13	%(6)	0.72	%(7)	1.91	%(7)	0.86	%(7)	$11,248	32	%(6)
$10.69	5.70%		0.70%		1.60%		0.79%		$14,840	22%
$10.72	2.50%		0.73%		1.43%		0.83%		$15,544	15%
$9.12	4.43%		0.80%		1.11%		1.00%		$4,767	37%
$8.83	2.69%		0.83%		0.90%		1.38%		$3,678	55%
$9.03	3.04	%(6)	0.79	%(7)	1.29	%(7)	1.75	%(7)	$3,524	59	%(6)

$10.87	9.21	%(6)	0.52	%(7)	1.03	%(7)	0.85	%(7)	$12,923	52	%(6)
$11.88	10.69%		0.51%		0.61%		0.77%		$19,132	29%
$11.45	(1.75)%		0.64%		0.63%		0.84%		$21,618	23%
$10.87	10.01%		0.63%		0.85%		0.95%		$13,190	54%
$11.88	18.75%		0.70%		0.62%		1.02%		$15,109	55%
$12.26	3.20	%(6)	0.72	%(7)	0.27	%(7)	1.01	%(7)	$15,526	14	%(6)

Semi-Annual Shareholder Report

Notes to Financial Statements

June 30, 2014 (Unaudited)

(1)	Organization

The Huntington Funds (the “Trust”) was organized as a single Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2014, the Trust operated 18 separate series, or mutual funds, each with its own investment objective and strategy. The Funds’ prospectus provides a description of each fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. This report contains financial statements and financial highlights of the retail funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered*
Huntington Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	Institutional & A
Huntington Money Market Fund (“Money Market Fund”)	Institutional, A & Interfund**
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)	Institutional & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Institutional & A
Huntington Disciplined Equity Fund (“Disciplined Equity Fund”)	Institutional & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Institutional, A & C
Huntington Global Select Markets Fund (“Global Select Markets Fund”)	Institutional & A
Huntington International Equity Fund (“International Equity Fund”)	Institutional & A
Huntington Real Strategies Fund (“Real Strategies Fund”)	Institutional & A
Huntington Situs Fund (“Situs Fund”)	Institutional, A& C
Huntington Balanced Allocation Fund (“Balanced Allocation Fund”)	A
Huntington Conservative Allocation Fund (“Conservative Allocation Fund”)	A
Huntington Growth Allocation Fund (“Growth Allocation Fund”)	A

*	Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price. Class C has a contingent deferred sales charge of 1.00% on shares sold within one year of purchase. The Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and the U.S. Treasury Money Market Fund (collectively the “Money Market Funds”) do not have sales charges on original purchases.
**	As of June 30, 2014, the Interfund shares are available for purchase; however the balance remains zero.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

For the Money Market Funds, the Trust attempts to stabilize the NAV per share at $1.00 per share by valuing portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.

Semi-Annual Shareholder Report

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, other than the Money Market Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded which are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to, the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

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Notes to Financial Statements (Continued)

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close,

and to implement a fair valuation methodology to adjust the closing prices of foreign securities. If the movement in the index is greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using the results of an appraisal, conducted by an independent valuation agent, on the property(ies) underlying the investment, as adjusted by any outstanding debt related to the property(ies). The Trustees deem this to be indicative of the fair value of the real estate investments. Prior to May 2014, real estate investments were valued by applying a discounted cash flows model to establish the fair value of each investment.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2014 based on the three levels defined previously:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Tax-Free Money Market Fund
Investment Securities:
Municipal Bonds	$—	$72,792,061	$—	$72,792,061
Cash Equivalents	6,325,316	—	—	6,325,316

Total Investment Securities	6,325,316	72,792,061	—	79,117,377

Money Market Fund
Investment Securities:
U.S. Government Agencies	—	334,007,417	—	334,007,417
U.S. Treasury Obligations	—	10,002,228	—	10,002,228
Repurchase Agreements		21,269,300		21,269,300

Total Investment Securities	—	365,278,945	—	365,278,945

Ohio Municipal Money Market Fund
Investment Securities:
Municipal Bonds	—	102,102,065	—	102,102,065
Cash Equivalents	8,307,137	—	—	8,307,137

Total Investment Securities	8,307,137	102,102,065	—	110,409,202

U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	—	928,388,555	—	928,388,555
Repurchase Agreements	—	305,143,100	—	305,143,100

Total Investment Securities	—	1,233,531,655	—	1,233,531,655

Disciplined Equity Fund
Investment Securities:
Common Stocks	61,644,423	—	—	61,644,423
Exchange-Traded Funds	460,304	—	—	460,304
Options Purchased	139,700	—	—	139,700
Cash Equivalents	593,181	—	—	593,181

Total Investment Securities	62,837,608	—	—	62,837,608

Other Financial Instruments:*
Written Options	(1,189,059)	—	—	(1,189,059)

Total Investments	61,648,549	—	—	61,648,549

Semi-Annual Shareholder Report

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Dividend Capture Fund
Investment Securities:
Common Stocks	$182,709,356	$—	$—	$182,709,356
Preferred Stocks	55,769,020	—	—	55,769,020
Exchange-Traded Funds	15,939,257	—	—	15,939,257
Cash Equivalents	5,277,267	—	—	5,277,267
Short-Term Securities Held as Collateral for Securities	25,821,243	—	—	25,821,243

Total Investment Securities	285,516,143	—	—	285,516,143

Other Financial Instruments:*
Written Options	(98,000)	—	—	(98,000)

Total Investments	285,418,143	—	—	285,418,143

Global Select Markets Fund
Investment Securities:
Common Stocks	16,300,485	—	—	16,300,485
Preferred Stocks	34,545	—	—	34,545
Exchange-Traded Funds	402,039	—	—	402,039
Foreign Government Bonds	—	143,052	—	143,052
Cash Equivalents	126,746	—	—	126,746

Total Investment Securities	16,863,815	143,052	—	17,006,867

International Equity Fund
Investment Securities:
Common Stocks	180,719,178	—	—	180,719,178
Exchange-Traded Funds	3,706,140	—	—	3,706,140
Cash Equivalents	4,616,051	—	—	4,616,051
Short-Term Securities Held as Collateral for Securities	7,101,852	—	—	7,101,852

Total Investment Securities	196,143,221	—	—	196,143,221

Real Strategies Fund
Investment Securities:
Common Stocks	47,376,147	—	—	47,376,147
Exchange-Traded Funds	4,991,928	—	—	4,991,928
Real Estate Investments	—	—	3,695,358	3,695,358
Closed-End Fund	1,762,553	—	—	1,762,553
Options Purchased	128,700	—	—	128,700
Cash Equivalents	1,693,234	—	—	1,693,234
Short-Term Securities Held as Collateral for Securities	15,563,657	—	—	15,563,657

Total Investment Securities	71,516,219	—	3,695,358	75,211,577

Other Financial Instruments:*
Written Options	(18,500)	—	—	(18,500)

Total Investments	71,497,719	—	3,695,358	75,193,077

Situs Fund
Investment Securities:
Common Stocks	340,539,013	—	—	340,539,013
Exchange-Traded Funds	1,111,200	—	—	1,111,200
Cash Equivalents	9,425,771	—	—	9,425,771
Short-Term Securities Held as Collateral for Securities	89,816,310	—	—	89,816,310

Total Investment Securities	440,892,294	—	—	440,892,294

Other Financial Instruments:*
Written Options	(393,750)	—	—	(393,750)

Total Investments	440,498,544	—	—	440,498,544

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Balanced Allocation Fund
Investment Securities:
Mutual Funds	$16,612,418	$—	$—	$16,612,418
Exchange-Traded Funds	4,498,460	—	—	4,498,460
Cash Equivalents	399,851	—	—	399,851

Total Investment Securities	21,510,729	—	—	21,510,729

Conservative Allocation Fund
Investment Securities:
Mutual Funds	3,198,959	—	—	3,198,959
Exchange-Traded Funds	257,061	—	—	257,061
Cash Equivalents	78,916	—	—	78,916

Total Investment Securities	3,534,936	—	—	3,534,936

Growth Allocation Fund
Investment Securities:
Mutual Funds	11,085,740	—	—	11,085,740
Exchange-Traded Funds	4,217,096	—	—	4,217,096
Cash Equivalents	280,241	—	—	280,241

Total Investment Securities	15,583,077	—	—	15,583,077

*	Other Financial Instruments are derivative instruments not reflected on the Portfolio of Investments, such as written option contracts.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all levels as of June 30, 2014 and the beginning of the measurement period.

The following is a summary of the inputs used to value the Real Strategies Fund’s Level 3 investments as of June 30, 2014:

Type of Assets	Fair Value at 6/30/14	Valuation Techniques	Unobservable Input(s)	Range (weighted average)
Real Estate Investments	$3,695,358	Independent Valuation	Sales Comparison Approach Income Approach Market Cap Rate	N/A N/A 5.25%-13.60%(7.70%)

As noted above, the Real Strategies Fund’s investments in real estate investments are valued by using the results of an independent valuation appraisal. The independent valuation agent will utilize either an income approach, a sales comparison approach, or a combination thereof to arrive at the valuation. The significant unobservable inputs used in the income approach include the net cash flow from each underlying property and the related discount and market cap rates. An increase in the cash flows and/or market cap rates or decreases in the discount rate used would increase the value of the real estate. A decrease in the cash flows and/or market cap rate or increases in the discount rate used would decrease the value of the real estate. The significant unobservable inputs used in the sales comparison approach include measurable units of comparison (such as price per acre, price per unit, price per square foot, or gross rent multiplier), as adjusted for each comparable property’s location, physical condition or other economic characteristics.

Although the changes in the unobservable inputs may significantly change the security’s value, significant and reasonable changes to any of these inputs would not significantly impact the net assets of the Real Strategies Fund.

Semi-Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Real Strategies Fund	Real Estate Investments
Balance as of December 31, 2013	$4,662,492
Transfers into Level 3	—
Transfers out of Level 3	—
Purchases	87,305
Sales	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation	(1,054,439)

Ending Balance as of June 30, 2014	$3,695,358

B.	Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C.	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

D.	Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the

Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—Certain of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At June 30, 2014, the Funds did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The following is a summary of Disciplined Equity Fund’s written option activity for the six months ended June 30, 2014:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2013	9,240	$967,544
Options written	112,102	9,078,462
Options expired	(28,774)	(2,172,342)
Options closed	(76,052)	(6,539,817)
Options exercised	(3,153)	(153,638)
Outstanding at 6/30/2014	13,363	$1,180,209

At June 30, 2014, Disciplined Equity Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
3M Co.	Call	July 2014	$145	52	$3,484	$1,558
Amgen, Inc.	Call	July 2014	115	89	37,380	(9,419)
Apache Corp.	Call	July 2014	100	71	16,969	(5,044)
Bank of America Corp.	Call	July 2014	15	908	47,216	13,586
Baxter International, Inc.	Call	July 2014	75	95	1,330	1,612
BorgWarner, Inc.	Call	July 2014	65	150	18,000	323
Caterpillar, Inc.	Call	July 2014	105	110	43,450	(11,885)
CBOE Volatility Index	Call	July 2014	17	800	16,000	20,872
Cisco Systems, Inc.	Call	July 2014	25	845	14,365	837
Colgate-Palmolive Co.	Call	July 2014	67.5	296	31,672	14,788
ConocoPhillips	Call	July 2014	85	137	19,865	(6,307)
Deere & Co.	Call	July 2014	92.5	200	6,500	293
Delta Air Lines, Inc.	Call	July 2014	40	71	3,976	2,127
Dow Chemical Co./The	Call	July 2014	52.5	195	6,240	383
Eaton Corp. PLC	Call	July 2014	77.5	47	4,465	(284)
eBay, Inc.	Call	July 2014	52.5	320	15,360	(972)
EMC Corp.	Call	July 2014	27	521	7,294	(1,040)
Exxon Mobil Corp.	Call	July 2014	105	300	6,900	(301)
Facebook, Inc., Class A	Call	July 2014	65	200	62,000	(15,914)
Ford Motor Co.	Call	July 2014	17	800	29,600	(15,229)
General Dynamics Corp.	Call	July 2014	120	55	1,485	6,543
Google, Inc., Class C	Call	July 2014	600	9	4,500	1,026
Halliburton Co.	Call	July 2014	67.5	295	115,050	(65,796)
International Business Machines Corp.	Call	July 2014	185	122	21,350	2,069
International Game Technology	Call	July 2014	15	700	85,400	10,473
Intel Corp.	Call	July 2014	30	650	74,100	(39,674)
Johnson & Johnson	Call	July 2014	100	150	72,000	(39,590)
JPMorgan Chase & Co.	Call	July 2014	57.5	342	24,966	7,469
Lowe’s Companies, Inc.	Call	July 2014	48	244	16,958	(4,035)
Medtronic, Inc.	Call	July 2014	62.5	250	38,000	2,240
Merck & Co., Inc.	Call	July 2014	57.5	277	24,930	17,994
MetLife, Inc.	Call	July 2014	55	265	32,065	21,454

Semi-Annual Shareholder Report

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Microsoft Corp.	Call	July 2014	$41	250	$25,000	$(759)
Morgan Stanley	Call	July 2014	33	145	5,728	3,402
Oracle Corp.	Call	July 2014	43	350	1,050	26,587
PepsiCo, Inc.	Call	July 2014	87.5	231	50,820	(9,249)
Pfizer, Inc.	Call	July 2014	30	134	2,010	(5)
Philip Morris International, Inc.	Call	July 2014	90	172	1,032	9,970
Praxair, Inc.	Call	July 2014	135	154	11,935	(5,934)
QUALCOMM, Inc.	Call	July 2014	80	150	8,850	12,894
SPDR S&P 500 Index	Put	July 2014	178	750	7,500	87,721
United Continental Holdings, Inc.	Call	July 2014	43	100	8,600	1,096
United Technologies Corp.	Call	July 2014	115	100	16,300	9,596
U.S. Bancorp	Call	July 2014	43	400	30,600	(7,015)
Utilities Select Sector SPDR Fund	Call	July 2014	45	104	1,664	(524)
Walt Disney Co./The	Call	July 2014	82.5	217	75,950	(34,077)
Wells Fargo & Co.	Call	July 2014	52.5	540	39,150	(12,710)
Net unrealized depreciation on written option contracts						$(8,850)

The following is a summary of Dividend Capture Fund’s written option activity for the six months ended June 30, 2014:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2013	200	$42,282
Options written	600	91,771
Options expired	—	—
Options closed	(100)	(16,300)
Options exercised	(200)	(42,282)
Outstanding at 6/30/2014	500	$75,471

At June 30, 2014, Dividend Capture Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Intel Corp.	Call	October 2014	$30	200	$34,000	$(11,201)
Lexmark International, Inc., Class A	Call	July 2014	42	100	62,000	(34,128)
Merck & Co., Inc.	Call	July 2014	60	200	2,000	22,800
Net unrealized depreciation on written option contracts						$(22,529)

The following is a summary of Real Strategies Fund’s written option activity for the six months ended June 30, 2014:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2013	200	$67,535
Options written	10,900	1,001,553
Options expired	(3,350)	(454,838)
Options closed	(6,700)	(545,638)
Options exercised	—	—
Outstanding at 6/30/2014	1,050	$68,612

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

At June 30, 2014, Real Strategies Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index	Call	July 2014	$17	800	$16,000	$20,872
SPDR S&P 500 Index	Put	July 2014	178	250	2,500	29,240
Net unrealized appreciation on written option contracts						$50,112

The following is a summary of Situs Fund’s written option activity for the six months ended June 30, 2014:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2013	1,500	$497,136
Options written	2,250	811,433
Options expired	(700)	(319,369)
Options closed	(600)	(331,452)
Options exercised	(1,300)	(387,245)
Outstanding at 6/30/2014	1,150	$270,503

At June 30, 2014, Situs Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
BE Aerospace, Inc.	Call	October 2014	$95	200	$76,000	$(31,608)
Dr. Pepper Snapple Group, Inc.	Call	November 2014	55	100	47,500	(23,554)
Edwards LifeSciences Corp.	Call	August 2014	85	300	127,500	(38,413)
Evercore Partners, Inc.	Call	September 2014	55	250	112,500	(47,510)
Geospace Technologies Corp.	Call	July 2014	55	100	18,250	9,446
Quanta Services, Inc.	Put	August 2014	33	200	12,000	8,392
Net unrealized depreciation on written option contracts						$(123,247)

The following tables provide a summary of the fair value of derivative instruments, not accounted for as hedging instruments as of June 30, 2014, and the effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2014.

The Fair Value of Derivative Instruments as of June 30, 2014:

	Asset Derivatives	Liability Derivatives
Primary Risk Exposure	Statements of Assets and Liabilities Location	Statements of Assets and Liabilities Location	Fund	Fair Value
Option Contracts	None	Options Written, at value	Disciplined Equity Fund	$1,189,059
			Dividend Capture Fund	98,000
			Real Strategies Fund	2,500
			Situs Fund	393,750

Semi-Annual Shareholder Report

The effect of Derivative Instruments on the Statements of Operations for the six months ended June 30, 2014:

Primary Risk Exposure	Location of Gain (Loss) on Derivatives Recognized from Operations	Fund	Realized Gain (Loss) on Derivatives Recognized from Operations	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized from Operations
Option Contracts	Net Realized gain (loss) on written option transactions/net change in unrealized appreciation/(depreciation) of investments and written options	Disciplined Equity Fund Dividend Capture Fund Real Strategies Fund Situs Fund	$(895,319 9,500 716,012 471,670)	$650,038 60,189 96,577 115,116

Balance	Sheet Offsetting Information

Netting Agreements—During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of June 30, 2014, the Funds were not invested in any portfolio securities or derivatives that could be netted subject to the netting agreements.

The following tables provide a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities.

Securities Loaned				Gross Amounts Not Offset in Statements of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount (not less than 0)
Dividend Capture Fund	$25,821,243	$—	$25,821,243	$(25,821,243)	$—	$—
International Equity Fund	7,101,852	—	7,101,852	(7,101,852)	—	—
Real Strategies Fund	15,563,657	—	15,563,657	(15,563,657)	—	—
Situs Fund	89,816,310	—	89,816,310	(89,816,310)	—	—

Written Options				Gross Amounts Not Offset in Statements of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount (not less than 0)
Disciplined Equity Fund	$1,189,059	$—	$1,189,059	$(60,899,287)	$—	$—
Dividend Capture Fund	98,000	—	98,000	(7,231,517)	—	—
Real Strategies Fund	2,500	—	2,500	(5,500)	—	—
Situs Fund	393,750	—	393,750	(32,460,922)	—	—

[1]

Gross Amounts of Recognized Liabilities as presented on the Statements of Assets and Liabilities are the actual closing values of liabilities outstanding as of June 30, 2014. Notional Values for Written Options as of June 30, 2014 are presented in the subsequent table.

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The notional value of the written options contracts outstanding at June 30, 2014 and the month-end average notional amount for the six months ended June 30, 2014 are detailed in the table below:

Portfolio	Average Month-End Notional Amount	June 30, 2014 Notional Amount
Disciplined Equity Fund	$99,309,214	$75,446,400
Dividend Capture Fund	1,275,714	2,220,000
Real Strategies Fund	22,999,286	5,810,000
Situs Fund	5,940,714	7,585,000

Derivative positions open during the period and at period end, if any, are reflected for each Fund in the tables above. The volume of these positions relative to each Fund’s net assets at the close of the reporting period is generally higher than the volume of such positions at the beginning of the reporting period. The Funds value derivative instruments at fair value and recognize changes in fair value currently in the results on operations.

E.	Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions pursuant to a securities lending agreement with Morgan Stanley & Co. LLC. In determining whether to lend to a particular broker, dealer or financial institution, Huntington Asset Advisors, Inc. (the “Adviser”) will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds lending securities receive an annual minimum securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for related collateral and receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of June 30, 2014, the following Funds had securities with the following market values on loan and related activity:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Securities Lending Income Received by the Funds	Fees Paid by the Funds to Huntington from Securities Lending
Dividend Capture Fund	$25,398,519	$25,821,243	$23,740,451	$89,755	$16,413
Global Select Markets Fund	—	—	454,397	15,427	2,827
International Equity Fund	4,982,210	7,101,852	25,196,609	114,156	20,828
Real Strategies Fund	15,310,105	15,563,657	15,408,981	294,311	54,051
Situs Fund	89,063,532	89,816,310	81,298,718	633,489	117,031

F.	Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or,

Semi-Annual Shareholder Report

if no market prices are available, at the fair value price as determined by the Trust’s Pricing Committee. At June 30, 2014, the Real Strategies Fund held restricted securities representing 6.2% of net assets as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Real Strategies Fund:
Grocery & Pharmacy DST	8/26/11, 5/15/14	N/A	$991,705	$834,108
New York Power DST	7/21/11	N/A	950,000	801,688
Scotts Gahanna LLC	12/13/11, 5/12/14	N/A	1,389,600	1,140,000
Winston-Salem DST	2/22/12	N/A	950,000	919,562

G.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

H.	Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly by the Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, U.S. Treasury Money Market Fund. Dividends from net investment income are declared and paid annually by the Disciplined Equity Fund, Global Select Markets Fund, International Equity Fund, Real Strategies Fund, Situs Fund and Growth Allocation Fund. Dividends from net investment income are declared and paid quarterly by the Balanced Allocation Fund. Dividends from net investment income are declared and paid monthly by the Dividend Capture Fund and Conservative Allocation Fund.

The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non-deductible stock issuance costs, paydown gains/losses on mortgage backed and asset backed securities, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments.

Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

Certain of the Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

Certain of the Funds may invest in Master Limited Partnerships (“MLPs”), which generally are treated as partnerships for Federal income tax purposes. As a limited partner in the MLPs, the Fund includes its allocable share of the MLPs’ taxable income in computing its own taxable income.

I.	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses specific to a class are charged to that class. Except for the daily dividend Funds, expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. For the daily dividend Funds, expenses not directly attributable to a Fund are allocated pursuant to the “settled shares method.” Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

J.	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Withholding taxes on foreign interest, dividends and capital gains with respect to the Funds have been provided for in accordance with each applicable country’s tax rules and rates.

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
Tax-Free Money Market Fund	$79,117,377	$—	$—	$—
Money Market Fund	365,278,945	—	—	—
Ohio Municipal Money Market Fund	110,409,202	—	—	—
U.S. Treasury Money Market Fund	1,233,531,655	—	—	—
Disciplined Equity Fund	46,977,652	16,182,804	(322,848)	15,859,956
Dividend Capture Fund	258,111,977	28,136,902	(732,736)	27,404,166
Global Select Markets Fund	14,531,729	2,708,489	(233,351)	2,475,138
International Equity Fund	156,563,252	40,298,413	(718,444)	39,579,969
Real Strategies Fund	63,036,012	14,789,177	(2,613,612)	12,175,565
Situs Fund	271,186,500	169,944,686	(238,892)	169,705,794
Balanced Allocation Fund	18,317,882	3,261,822	(68,975)	3,192,847
Conservative Allocation Fund	3,325,666	220,329	(11,059)	209,270
Growth Allocation Fund	12,468,809	3,144,382	(30,114)	3,114,268

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

The tax character of distributions paid during the fiscal year ended December 31, 2013, was as follows:

	Distributions Paid From*
Fund	Ordinary Income	Net Long-Term Capital Gains	Taxable Over Distrbution	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
Tax-Free Money Market Fund	$1,049	$—	$—	$1,049	$10,881	$11,930
Money Market Fund	32,613	—	—	32,613	—	32,613
Ohio Municipal Money Market Fund	—	—	—	—	13,464	13,464
U.S. Treasury Money Market Fund	509,465	—	—	509,465	—	509,465
Disciplined Equity Fund	913,929	—	6,557	920,486	—	920,486
Dividend Capture Fund	6,662,899	8,128,956	—	14,791,855	—	14,791,855
Global Select Markets Fund	536,804	—	—	536,804	—	536,804
International Equity Fund	3,082,754	4,869,989	—	7,952,743	—	7,952,743
Real Strategies Fund	816,773	—	—	816,773	—	816,773
Situs Fund	1,552,693	11,486,877	—	13,039,570	—	13,039,570
Balanced Allocation Fund	485,464	640,174	—	1,125,638	—	1,125,638
Conservative Allocation Fund	70,534	159,136	—	229,670	—	229,670
Growth Allocation Fund	409,359	796,443	—	1,205,802	—	1,205,802

*	The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

Semi-Annual Shareholder Report

As of December 31, 2013, the components of accumulated earnings (deficit) were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Tax-Free Money Market Fund	$3,834	$821	$281	$4,936	$—	$—	$—	$—	$4,936
Money Market Fund	2,487	—	—	2,487	—	(175,505)	—	—	(173,018)
Ohio Municipal Money Market Fund	—	—	340	340	(47)	—	—	—	293
U.S. Treasury Money Market Fund	16,974	—	—	16,974	(105)	—	—	(4,914)	11,955
Disciplined Equity Fund	—	—	—	—	—	(7,861,164)	(722,170)	22,609,400	14,026,066
Dividend Capture Fund	7,263,370	—	6,814,598	14,077,968	—	—	(75,995)	27,595,586	41,597,559
Global Select Markets Fund	1,608	—	—	1,608	—	(2,631,150)	—	3,810,272	1,180,730
International Equity Fund	—	—	3,365,971	3,365,971	—	(23,111)	—	75,319,344	78,662,204
Real Strategies Fund	623,794	—	—	623,794	—	(21,094,574)	(76,253)	9,956,533	(10,590,500)
Situs Fund	929,636	—	16,277,698	17,207,334	—	(1,100,204)	—	188,948,967	205,056,097
Balanced Allocation Fund	57,414	—	396,485	453,899	—	—	—	2,779,310	3,233,209
Conservative Allocation Fund	17,579	—	59,036	76,615	—	(930)	—	182,208	257,893
Growth Allocation Fund	69,745	—	321,052	390,797	—	—	—	2,751,814	3,142,611

As of December 31, 2013, for federal income tax purposes and the treatment of distributions payable, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	2014	2015	2016	2017	2018	No Expiration Short- Term*	No Expiration Long- Term*	Total
Money Market Fund	$921	$106	$—	$—	$—	$174,478	$—	$175,505
Disciplined Equity Fund	—	—	—	—	—	6,469,334	—	6,469,334
Global Select Markets Fund	—	—	—	—	—	822,612	1,459,605	2,282,217
Real Strategies Fund	—	—	135,624	15,813,875	2,136,294	1,823,667	—	19,909,460
Situs Fund	—	1,100,204	—	—	—	—	—	1,100,204

*	The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act were effective for the Funds’ fiscal year ending December 31, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

During the year ended December 31, 2013, the following Funds utilized capital loss carryforwards and had capital loss carryforwards expire:

Fund	Utilized Amount	Expired Amount
Tax-Free Money Market Fund	$131,697	$—
Money Market Fund	—	7,224
Ohio Municipal Money Market Fund	253,373	—
U.S. Treasury Money Market Fund	882	—
Disciplined Equity Fund	4,370,085	—
Dividend Capture Fund	14,632,899	—
International Equity Fund	13,795,882	—
Situs Fund	209,919	—

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

Certain capital and qualified late year losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Funds’ following taxable year. For the tax year ended December 31, 2013 the Funds deferred post October capital and late year ordinary losses as follows:

Fund	Capital Losses	Late Year Ordinary Losses
Disciplined Equity Fund	$1,391,830	$—
Global Select Markets Fund	282,354	66,579
International Equity Fund	—	23,111
Real Strategies Fund	1,185,115	—
Conservative Allocation Fund	930	—

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

(3)	Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee—Huntington Asset Advisors, Inc. (the “Advisor”), a subsidiary of The Huntington National Bank (“Huntington”), serves as the Funds’ investment adviser. The Advisor receives a fee for its services, computed daily and paid monthly, based on a percentage of each Fund’s average daily net assets on a tiered basis, according to the table below:

	Tiered Annual Rate:
Fund	Up to $500 million	On the next $500 million	In Excess of $1 billion
Tax-Free Money Market Fund	0.30%	0.25%	0.20%
Money Market Fund	0.30%	0.25%	0.20%
Ohio Municipal Money Market Fund	0.30%	0.25%	0.20%
Disciplined Equity Fund	0.60%	0.55%	0.50%
Dividend Capture Fund	0.75%	0.70%	0.65%
Global Select Markets Fund	1.00%	0.95%	0.90%
International Equity Fund	1.00%	0.95%	0.90%
Real Strategies Fund	0.75%	0.70%	0.65%
Situs Fund	0.75%	0.70%	0.65%

The U.S. Treasury Money Market Fund pays the Advisor a fee of 0.20% of its average daily net assets, computed daily and paid monthly. Each of Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund pays the Advisor a fee of 0.10% of its average daily net assets, computed daily and paid monthly.

Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.

The Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund are subject to a fee waiver and expense reimbursement agreement with the Advisor whereby the Advisor has agreed to waive fees or reimburse expenses in amounts necessary to maintain a minimum yield of 0.01% (0.03% for the Institutional Shares and 0.00% for the Class A Shares of the U.S. Treasury Money Market Fund and 0.02% for the Institutional Shares of the Tax-Free Money Market Fund) and in which the Money Market Funds have agreed to repay amounts that were waived or reimbursed by the Advisor for a period up to three years after such waiver or reimbursement was made to the extent that such repayments would not cause the yield of a class to decrease below their applicable minimum yield.

Semi-Annual Shareholder Report

The Advisor has agreed to contractually waive all or a portion of its investment advisory fee for the following funds (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses in order to limit each Fund’s total annual fund expenses (after fee waivers, and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) (“Expense Cap”) to the following (prior to April 30, 2014, each Fund’s Expense Cap included the acquired fund fees and expenses):

	Expense Cap
Fund	Institutional Shares	Class A Shares	Class C Shares	Expense Cap Effective Date	Expense Cap Expiration Date
Disciplined Equity Fund	1.01%	1.26%	—	December 13, 2013	April 30, 2015
Dividend Capture Fund	0.88%	1.13%	1.63%	April 30, 2014	April 30, 2016
	0.90%	1.15%	1.65%	December 13, 2013	April 30, 2016
Global Select Markets Fund	1.81%	2.06%	—	April 30, 2014	April 30, 2015
	1.90%	2.15%	—	April 30, 2013	April 30, 2014
International Equity Fund	0.87%	1.12%	—	April 30, 2014	April 30, 2015
	0.86%	1.11%	—	February 10, 2014	April 30, 2015
Real Strategies Fund	1.04%	1.29%	—	April 30, 2014	April 30, 2015
	1.10%	1.35%	—	December 13, 2013	April 30, 2015
Situs Fund	1.03%	1.28%	1.78%	December 13, 2013	April 30, 2015
Balanced Allocation Fund	—	0.70%	—	April 30, 2014	April 30, 2015
	—	1.90%	—	April 30, 2013	April 30, 2014
Conservative Allocation Fund	—	0.70%	—	April 30, 2014	April 30, 2015
	—	1.90%	—	April 30, 2013	April 30, 2014
Growth Allocation Fund	—	0.65%	—	April 30, 2014	April 30, 2015
	—	1.90%	—	April 30, 2013	April 30, 2014

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of June 30, 2014, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

Fund	Amount Waived or Reimbursed	Expiring Beginning December 31,
Tax-Free Money Market Fund	$538,831	2014
	605,012	2015
	595,811	2016
	267,205	2017
Money Market Fund	2,629,761	2014
	2,608,992	2015
	2,655,564	2016
	1,547,381	2017
Ohio Municipal Money Market Fund	1,218,010	2014
	1,176,269	2015
	1,186,875	2016
	533,169	2017
U.S. Treasury Money Market Fund	2,637,763	2014
	2,500,289	2015
	9,676,436	2016
	4,394,307	2017

Fund	Amount Waived or Reimbursed	Expiring Beginning December 31,
Disciplined Equity Fund	$32,303	2014
	24,912	2015
	8,393	2016
	76,996	2017
Dividend Capture Fund	254,226	2015
	1,004,031	2016
	669,857	2017
Global Select Markets Fund	43,287	2016
	30,764	2017
International Equity Fund	643,835	2017
Real Strategies Fund	14,797	2016
	131,805	2017
Situs Fund	73,283	2016
	542,196	2017
Balanced Allocation Fund	37,593	2014
	42,051	2015
	37,483	2016
	17,444	2017
Conservative Allocation Fund	15,227	2014
	15,187	2015
	27,965	2016
	17,034	2017

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

Fund	Amount Waived or Reimbursed	Expiring Beginning December 31,
Growth Allocation Fund	$41,180	2014
	46,866	2015
	47,116	2016
	21,711	2017

Administrative and Financial Administration Fees—Huntington Asset Services, Inc. (“HASI”), a wholly owned subsidiary of Huntington Bancshares, Inc., serves as Administrator to the Trust. The fees paid for administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances.

Maximum Administrative Fee	Average Daily Net Assets of the Trust
0.1822%	On the first $4 billion
0.1650%	On the next $2 billion
0.1575%	On the next $2 billion
0.1450%	On assets in excess of $8 billion

There is no minimum annual fee per fund or class of shares.

Distribution and Shareholder Services Fees—The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Plan, the Funds will compensate qualified intermediaries for distribution services in connection with Class A Shares not to exceed 0.25% of the daily net assets of each Fund’s Class A Shares and not to exceed 1.00% of the daily net assets of each Fund’s Class C Shares. Institutional Shares are not subject to Rule 12b-1 fees. Class A Shares (except for the Asset Allocation Funds) and Institutional Shares are also subject to a shareholder services fee not to exceed 0.25% of the daily net assets of such shares. For the six months ended June 30, 2014, Huntington and its affiliates received $1,685,305, in aggregate of shareholder service fees from all of the Funds in the Trust. For the six months ended June 30,

2014, Unified Financial Securities, Inc., the Funds’ distributor, received underwriter commissions of $38,720 earned on sales of Class A Shares. For the six months ended June 30, 2014, the Funds paid $347,267 to affiliated broker-dealers of the Funds.

Transfer and Dividend Disbursing Agent Fees and Expense—HASI is the transfer and dividend disbursing agent for the Funds. For its services, HASI receives a yearly fixed amount per shareholder account, subject to a yearly minimum fee of $12,000 for each of the Funds. HASI is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Custodian Fees—Huntington serves as custodian for each of the Funds. Brown Brothers Harriman serves as sub-custodian for each Fund’s foreign assets. Huntington and Brown Brothers Harriman receive fees based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

General—Certain officers of the Trust are Officers, Directors and/or Trustees of the above companies.

Each Trustee who is not an “interested person” of the Trust, as such term is defined in the 1940 Act, receives a $25,000 annual retainer plus $2,500 per regular Board meeting. The Audit Committee Chairman receives $33,000 annual retainer plus $2,500 per regular Board meeting. The Independent Chairman of the Board receives a $50,000 annual retainer plus $2,500 per Board meeting. The Board or a Committee may establish ad hoc committees or sub-committees. Any Committee or sub-committee member may be compensated by the Funds for incremental work outside of the regular meeting process based on the value added to the Funds. In addition, the Funds reimburse Trustees who are not employees of or affiliated with the Advisor for out-of-pocket expenses incurred in conjunction with attendance at meetings. For the six months ended June 30, 2014, actual Trustee compensation was $183,500 in aggregate from the Trust.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are managed by the Advisor. Income distributions earned from investments in these funds are recorded as income from affiliates in the accompanying financial statements. A summary of each Fund’s investment in such affiliated money market funds is set forth below:

U.S. Treasury Money Market Fund	12/31/13 Market Value	Purchases	Sales	6/30/14 Market Value	Income
Disciplined Equity Fund	$785,772	$31,497,030	$(31,689,621)	$593,181	$311
Dividend Capture Fund	3,933,704	64,596,023	(63,252,460)	5,277,267	732
Global Select Markets Fund	772,081	16,573,333	(17,218,668)	126,746	135
International Equity Fund	909,438	108,546,746	(104,840,133)	4,616,051	963
Real Strategies Fund	3,182,304	31,757,099	(33,246,169)	1,693,234	270
Situs Fund	18,125,529	66,136,544	(74,836,302)	9,425,771	582

Semi-Annual Shareholder Report

Additionally, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund invest in other Funds within the Trust. A summary of these investments in affiliated funds is set forth below:

Balanced Allocation Fund	12/31/2013 Market Value	Purchases	Sales	6/30/2014 Market Value	Income
U.S. Treasury Money Market Fund	$386,673	$1,936,637	$(1,923,459)	$399,851	$64
Disciplined Equity Fund	1,237,631	66,083	(59,742)	1,259,794	—
Dividend Capture Fund	2,595,303	101,475	(206,108)	2,653,280	48,572
Global Select Markets Fund	824,455	81,813	(104,534)	848,874	—
International Equity Fund	2,402,533	249,588	(164,609)	2,453,800	—
Situs Fund	1,688,698	199,803	(196,326)	1,736,729	—
World Income Fund	—	3,420,686	(6,176)	3,447,131	19,124
Huntington Fixed Income Securities Fund	3,436,730	396,092	(3,909,327)	—	30,206
Huntington Intermediate Government Income Fund	1,604,908	156,777	(1,777,697)	—	13,719
Huntington Mortgage Securities Fund	914,614	107,604	(1,037,488)	—	8,358
Huntington Short/Intermediate Fixed Income Securities Fund	1,605,605	137,613	(1,756,366)	—	4,813
Huntington EcoLogical Strategy ETF	2,287,036	212,747	(242,555)	2,338,354	—
Huntington US Equity Rotation Strategy ETF	2,036,957	195,967	(186,303)	2,160,106	—

Conservative Allocation Fund	12/31/2013 Market Value	Purchases	Sales	6/30/2014 Market Value	Income
U.S. Treasury Money Market Fund	$53,198	$643,206	$(617,488)	$78,916	$10
Disciplined Equity Fund	76,681	3,821	(8,322)	73,123	—
Dividend Capture Fund	160,963	10,806	(27,193)	154,433	2,919
Global Select Markets Fund	51,248	4,797	(7,360)	51,521	—
International Equity Fund	149,241	17,766	(22,531)	142,490	—
Situs Fund	104,926	17,552	(24,345)	100,871	—
World Income Fund	—	1,206,724	(3,964)	1,214,269	6,724
Huntington Fixed Income Securities Fund	1,269,000	92,487	(1,389,015)	—	10,823
Huntington Intermediate Government Income Fund	592,070	33,985	(631,767)	—	4,946
Huntington Mortgage Securities Fund	337,796	23,384	(366,690)	—	3,004
Huntington Short/Intermediate Fixed Income Securities Fund	592,330	29,545	(626,603)	—	1,815
Huntington EcoLogical Strategy ETF	141,563	16,906	(27,140)	136,114	—
Huntington US Equity Rotation Strategy ETF	126,475	13,851	(26,095)	120,947	—

Growth Allocation Fund	12/31/2013 Market Value	Purchases	Sales	6/30/2014 Market Value	Income
U.S. Treasury Money Market Fund	$269,842	$2,266,644	$(2,256,245)	$280,241	$46
Disciplined Equity Fund	1,166,308	328,326	(64,738)	1,445,778	—
Dividend Capture Fund	2,446,220	95,098	(153,273)	2,541,252	46,088
Global Select Markets Fund	777,105	93,370	(63,604)	852,354	—
International Equity Fund	2,265,497	220,518	(83,901)	2,369,929	—
Situs Fund	1,594,037	431,506	(142,763)	1,929,369	—
World Income Fund	—	508,360	—	514,998	2,850
Huntington Fixed Income Securities Fund	1,090,148	143,029	(1,257,625)	—	9,553
Huntington Intermediate Government Income Fund	507,631	58,498	(571,292)	—	4,355
Huntington Mortgage Securities Fund	290,097	39,281	(334,285)	—	2,667
Huntington Short/Intermediate Fixed Income Securities Fund	507,853	52,430	(564,500)	—	1,597
Huntington EcoLogical Strategy ETF	2,156,159	167,514	(175,285)	2,222,965	—
Huntington US Equity Rotation Strategy ETF	1,919,551	99,807	(130,776)	1,994,131	—

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

(4)	Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each of Real Strategies Fund’s holdings in the securities of such issuers is set forth below:

	12/31/2013 Market Value	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	6/30/2014 Market Value	Income
New York Power DST	$1,098,500	$(296,812)	$—	$—	$801,688	$35,642
Scotts Gahanna LLC*	1,419,541	(325,141)	45,600	—	1,140,000	50,605

*	Controlled affiliate in which the Real Stategies Fund owns 25% or more of the outstanding voting securities.

(5)	Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund Structure

Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund (“Investing Funds”), in accordance with their prospectus, seek to achieve their investment objectives by investing in other investment companies (“Underlying Funds”) with similar investment objectives. As a result, investors in the Investing Funds incur expenses of both the Investing Funds and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(6)	Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2014, were as follows:

Fund	Purchases	Sales
Disciplined Equity Fund	$7,130,528	$46,511,846
Dividend Capture Fund	147,757,057	253,087,116
Global Select Markets Fund	12,835,474	23,657,076
International Equity Fund	72,786,862	178,587,873
Real Strategies Fund	13,818,679	52,046,535
Situs Fund	24,240,837	86,656,705
Balanced Allocation Fund	5,512,556	5,444,784
Conservative Allocation Fund	2,065,550	2,229,506
Growth Allocation Fund	2,296,550	2,112,529

(7)	Concentration of Credit Risk

Since the Ohio Municipal Money Market Fund invests a substantial portion of its assets in issuers located in the state of Ohio, the Fund will be more susceptible to factors adversely affecting issuers of Ohio than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2014, the securities in the portfolio of investments are backed by letters of credit or bond insurance from various financial institutions and financial guaranty assurance agencies, as indicated on the Fund’s Portfolio of Investments.

(8)	Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, imposed capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate. Fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts, and financial reporting standards or regulatory requirements may not be comparable to those applicable to U.S. companies.

Semi-Annual Shareholder Report

(9)	Line of Credit

The Trust participates in a short-term credit agreement (“Line of Credit”) with Citibank, N.A. (“Citi”). Under the terms of the agreement, the Trust may borrow up to $20 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citi receives an annual facility fee of 0.10% on $20 million for providing the Line of Credit. Each Fund in the Trust pays a pro-rata portion of this facility fee plus any interest on amounts borrowed. For the six months ended June 30, 2014, the following Funds had borrowings under this Line of Credit.

Fund	Average Loan Balance	Weighted Average Interest Rate	Number of Days Outstanding*	Interest Expense Incurred	Maximum Loan Outstanding
Tax-Free Money Market Fund	$38,396	1.40%	1	$2	$38,396
Ohio Municipal Money Market Fund	1,961,604	1.40%	1	76	1,961,604
Money Market Fund	10,000,000	1.41%	1	392	10,000,000
Disciplined Equity Fund	1,750,000	1.41%	8	548	2,000,000
Global Select Markets Fund	1,000,000	1.41%	8	313	1,000,000
International Equity Fund	1,250,000	1.42%	4	197	2,000,000
Real Strategies Fund	1,200,000	1.41%	5	234	2,000,000
Situs Fund	718,319	1.41%	8	253	1,000,000
Balanced Allocation Fund	3,688,679	1.41%	1	144	3,688,679
Conservative Allocation Fund	1,311,321	1.41%	1	51	1,311,321

*	Number of Days Outstanding represents the total days during the six months ended June 30, 2014 that each Fund utilized the Line of Credit.

As of June 30, 2014, the Funds had no outstanding borrowings under this Line of Credit.

(10)	Subsequent Event

Management of the Funds has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date these financial statements were issued. There were no items requiring adjustment of the financial statements or additional disclosure.

Semi-Annual Shareholder Report

Supplemental Information (Unaudited)

Shareholder Expense Examples

Fund Expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2014 to June 30, 2014.

Actual Expenses. The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line together with the amount you invested to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as withdrawal charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the separate accounts, variable annuity contracts or variable life insurance policies. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, January 1, 2014	Ending Account Value, June 30, 2014	Expenses Paid During Period(1)	Annualized Expense Ratio
Tax-Free Money Market Fund
Trust Shares	Actual	$1,000.00	$1,000.10	$0.50	0.10%
	Hypothetical (2)	$1,000.00	$1,024.30	$0.50	0.10%
Class A Shares	Actual	$1,000.00	$1,000.00	$0.50	0.10%
	Hypothetical (2)	$1,000.00	$1,024.30	$0.50	0.10%
Money Market Fund
Trust Shares	Actual	$1,000.00	$1,000.00	$0.40	0.08%
	Hypothetical (2)	$1,000.00	$1,024.40	$0.40	0.08%
Class A Shares	Actual	$1,000.00	$1,000.00	$0.40	0.08%
	Hypothetical (2)	$1,000.00	$1,024.40	$0.40	0.08%
Ohio Municipal Money Market Fund
Trust Shares	Actual	$1,000.00	$1,000.00	$0.55	0.11%
	Hypothetical (2)	$1,000.00	$1,024.25	$0.55	0.11%
Class A Shares	Actual	$1,000.00	$1,000.00	$0.55	0.11%
	Hypothetical (2)	$1,000.00	$1,024.25	$0.55	0.11%
U.S. Treasury Money Market Fund
Institutional Shares	Actual	$1,000.00	$1,000.10	$0.15	0.03%
	Hypothetical (2)	$1,000.00	$1,024.65	$0.15	0.03%
Class A Shares	Actual	$1,000.00	$1,000.00	$0.30	0.06%
	Hypothetical (2)	$1,000.00	$1,024.50	$0.30	0.06%

Semi-Annual Shareholder Report

		Beginning Account Value, January 1, 2014	Ending Account Value, June 30, 2014	Expenses Paid During Period(1)	Annualized Expense Ratio
Disciplined Equity Fund
Institutional Shares	Actual	$1,000.00	$1,012.80	$5.19	1.04%
	Hypothetical (2)	$1,000.00	$1,019.64	$5.21	1.04%
Class A Shares	Actual	$1,000.00	$1,010.90	$6.43	1.29%
	Hypothetical (2)	$1,000.00	$1,018.40	$6.46	1.29%
Dividend Capture Fund
Institutional Shares	Actual	$1,000.00	$1,084.40	$4.55	0.88%
	Hypothetical (2)	$1,000.00	$1,020.43	$4.41	0.88%
Class A Shares	Actual	$1,000.00	$1,083.20	$5.84	1.13%
	Hypothetical (2)	$1,000.00	$994.40	$5.59	1.13%
Class C Shares	Actual (3)	$1,000.00	$1,080.20	$8.36	1.63%
	Hypothetical (2)	$1,000.00	$1,016.62	$8.11	1.63%
Global Select Markets Fund
Institutional Shares	Actual	$1,000.00	$1,056.80	$9.43	1.85%
	Hypothetical (2)	$1,000.00	$1,015.62	$9.25	1.85%
Class A Shares	Actual	$1,000.00	$1,055.90	$10.70	2.10%
	Hypothetical (2)	$1,000.00	$1,014.38	$10.49	2.10%
International Equity Fund
Institutional Shares	Actual	$1,000.00	$984.20	$5.17	1.05%
	Hypothetical (2)	$1,000.00	$1,019.59	$5.26	1.05%
Class A Shares	Actual	$1,000.00	$982.50	$6.39	1.30%
	Hypothetical (2)	$1,000.00	$1,018.35	$6.51	1.30%
Real Strategies Fund
Institutional Shares	Actual	$1,000.00	$1,096.90	$5.41	1.04%
	Hypothetical (2)	$1,000.00	$1,019.64	$5.21	1.04%
Class A Shares	Actual	$1,000.00	$1,095.70	$6.70	1.29%
	Hypothetical (2)	$1,000.00	$1,018.40	$6.46	1.29%
Situs Fund
Institutional Shares	Actual	$1,000.00	$1,023.30	$5.17	1.03%
	Hypothetical (2)	$1,000.00	$1,019.69	$5.16	1.03%
Class A Shares	Actual	$1,000.00	$1,021.80	$6.42	1.28%
	Hypothetical (2)	$1,000.00	$1,018.45	$6.41	1.28%
Class C Shares	Actual (3)	$1,000.00	$1,019.70	$8.86	1.78%
	Hypothetical (2)	$1,000.00	$1,015.88	$8.85	1.78%
Balanced Allocation Fund
Class A Shares	Actual	$1,000.00	$1,031.20	$3.83	0.76%
	Hypothetical (2)	$1,000.00	$1,021.03	$3.81	0.76%
Conservative Allocation Fund
Class A Shares	Actual	$1,000.00	$1,030.40	$3.98	0.79%
	Hypothetical (2)	$1,000.00	$1,020.88	$3.96	0.79%
Growth Allocation Fund
Class A Shares	Actual	$1,000.00	$1,032.00	$3.63	0.72%
	Hypothetical (2)	$1,000.00	$1,021.22	$3.61	0.72%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Advisor for the period beginning January 1, 2014 through June 30, 2014. The “Financial

Semi-Annual Shareholder Report

Supplemental Information (Continued)

Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.
(2)	Hypothetical assumes 5% annual return before expenses.
(3)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the period since commencement of operations on January 3, 2014). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Advisor for the period beginning January 3, 2014 through June 30, 2014. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

Semi-Annual Shareholder Report

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonfunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 1-202-551-8090 for information on the operation of the Public Reference Room). You may also access this information at www.huntingtonfunds.com by selecting “Form N-Q.”

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc., is the Custodian of The Huntington Funds. Huntington Asset Services, Inc. serves as the Administrator and Fund Accountant and is affiliated with the Huntington National Bank. Additionally, Brown Brothers Harriman & Co. is the Sub-Custodian of certain of the Funds. Huntington Asset Advisors, Inc., a subsidiary of the Huntington National Bank, serves as Investment Advisor to the Funds. Unified Financial Securities, Inc. serves as the Distributor of The Huntington Funds and is affiliated with the Huntington National Bank.

Mutual funds, including money market funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Huntington Shareholder Services: 800-253-0412	27057 06/14

Semi-Annual Shareholder Report

JUNE 30, 2014

EQUITY FUNDS

Huntington VA Dividend Capture Fund

Huntington VA International Equity Fund

Huntington VA Situs Fund

Rev. August 2014

FACTS	WHAT DO THE HUNTINGTON FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and income

¡   Account balances and transaction history

¡   Information about your investment goals and risk tolerances

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Huntington Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Huntington Funds share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	Yes	Yes
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

¡   Call toll-free 1-800-253-0412

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice.

However, you can contact us at any time to limit our sharing.

Questions?	Calltoll-free 1-800-253-0412

State Disclosures - In addition to your rights described below and in this notice, you may have other rights under state laws. We will comply with applicable state laws with respect to our information practices.

California and Vermont Customers have other protections under state law. If your primary mailing address is in California or Vermont, we will not share your financial information that we collect except as permitted by law, including, for example, with your consent or to service your account. We will also not use your information for joint marketing purposes. We do not share customer information with third parties except as permitted by law.

Who we are
Who is providing this notice?	The Huntington Funds, a family of mutual funds advised by Huntington Asset Advisors, Inc.

What we do
How do the Huntington Funds protect my personal information?	We maintain, and require all Fund service providers to maintain policies designed to assure only appropriate access to, and use of information about, our customers. We rely on the Huntington Funds’ transfer agent to appropriately dispose of our customers’ nonpublic personal information and to protect against its unauthorized access or use when we are no longer required to maintain this information.
How do the Huntington Funds collect my personal information?

We collect your personal information, for example, when you

¡ Complete an account application or other forms with us

¡ Make a transaction in the Funds

¡ Correspond with us or our service providers—in written form, via telephone or through the Funds’ website

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡ Sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡ Affiliates from using your information to market to you

¡ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

What happens when I limit sharing for an account I hold jointly with someone else?	For joint accounts, any one of the joint account holders has the right to exercise the option described above. If you are a joint account holder, your decision will also apply to others with whom you jointly hold accounts. If you have more than one consumer account with us, you need only respond once.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

¡ Our affiliates include companies with a Huntington name and financial companies, including Huntington Asset Advisors, Huntington Investment Company, Huntington Asset Services and Unified Financial Securities.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

¡ Nonaffiliates we share with can include banks, securities broker-dealers, insurance companies, data processors, software companies, marketing service providers, and state and federal government agencies.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ The Huntington Funds currently do not have any joint marketing arrangements.

Huntington VA Dividend Capture Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2014

Asset Allocation	Percentage of Market Value
Common Stocks	68.6%
Preferred Stocks	22.4%
Short-Term Securities Held as Collateral for Securities Lending	4.4%
Cash[1]	4.6%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2014, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2014

Shares		Value
	Common Stocks — 70.8%
	Consumer Discretionary — 2.8%
2,250	Comcast Corp., Class A	$120,780
10,000	Ford Motor Co.	172,400
5,250	Gentex Corp.	152,723
13,200	Shaw Communications, Inc., Class B (a)	338,712
4,000	Starwood Hotels & Resorts Worldwide, Inc.	323,280

		1,107,895

	Consumer Staples — 6.0%
2,500	Colgate-Palmolive Co.	170,450
17,200	ConAgra Foods, Inc.	510,496
10,050	Kellogg Co.	660,285
4,400	Kimberly-Clark Corp.	489,368
7,750	Wal-Mart Stores, Inc.	581,792

		2,412,391

	Energy — 11.6%
7,250	ConocoPhillips	621,542
8,950	Enterprise Products Partners LP	700,695
10,000	Exxon Mobil Corp.	1,006,800
4,500	Kinder Morgan, Inc.	163,170
9,750	Marathon Oil Corp.	389,220
4,950	Murphy Oil Corp.	329,076
15,000	Noble Corp. PLC (a)	503,400
3,750	Occidental Petroleum Corp.	384,863
5,500	Peabody Energy Corp.	89,925
11,250	Suncor Energy, Inc.	479,587

		4,668,278

	Financials — 14.5%
7,650	Bank of Montreal (a)	562,963
9,750	Bank of Nova Scotia	649,350
10,300	BB&T Corp.	406,129
5,500	Canadian Imperial Bank of Commerce (a)	500,390
12,250	Eaton Vance Corp.	462,927
32,250	FNB Corp. (a)	413,445
52,500	Fulton Financial Corp.	650,475
7,250	Healthcare Trust of America, Inc.	87,290

Shares		Value
	Financials — (continued)
5,950	JPMorgan Chase & Co.	$342,839
2,750	Northern Trust Corp.	176,578
12,750	Old National Bancorp	182,070
2,500	Royal Bank of Canada	178,575
7,750	Susquehanna Bancshares, Inc.	81,840
10,500	U.S. Bancorp	454,860
7,500	Unum Group	260,700
7,584	Wells Fargo & Co.	398,615

		5,809,046

	Health Care — 6.6%
6,950	AbbVie, Inc.	392,258
6,250	Baxter International, Inc.	451,875
750	Becton, Dickinson and Co.	88,725
4,000	Bristol-Myers Squibb Co.	194,040
2,350	Johnson & Johnson	245,857
12,000	Merck & Co., Inc.	694,200
19,950	Pfizer, Inc.	592,116

		2,659,071

	Industrials — 5.7%
13,850	CSX Corp.	426,718
2,250	Deere & Co.	203,738
34,750	General Electric Co.	913,230
4,500	PACCAR, Inc.	282,735
3,850	United Technologies Corp.	444,482

		2,270,903

	Information Technology — 7.2%
11,500	CA, Inc.	330,510
18,000	Cisco Systems, Inc.	447,300
16,450	Intel Corp.	508,305
6,500	Microchip Technology, Inc.	317,265
10,500	Paychex, Inc. (a)	436,380
21,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	449,190
13,500	Xerox Corp.	167,940
5,250	Xilinx, Inc.	248,378

		2,905,268

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

1

Huntington VA Dividend Capture Fund

Portfolio of Investments (Unaudited) (continued)

June 30, 2014

Shares		Value
	Common Stocks — (continued)
	Materials — 1.9%
10,500	Bemis Co., Inc.	$426,930
7,750	Sonoco Products Co.	340,458

		767,388

	Real Estate Investment Trusts — 9.6%
16,500	Associated Estates Realty Corp.	297,330
5,250	Camden Property Trust	373,538
750	CBL & Associates Properties, Inc.	14,250
9,100	HCP, Inc.	376,558
7,000	Highwoods Properties, Inc. (a)	293,650
6,500	Home Properties, Inc.	415,740
12,500	Kimco Realty Corp.	287,250
33,750	Lexington Realty Trust	371,588
34,750	Medical Properties Trust, Inc.	460,090
20,250	Retail Properties of America, Inc.	311,445
10,250	UDR, Inc.	293,458
5,500	Ventas, Inc. (a)	352,550

		3,847,447

	Telecommunication Services — 1.9%
14,250	AT&T, Inc.	503,880
4,890	Verizon Communications, Inc.	239,268

		743,148

	Utilities — 3.0%
15,000	CenterPoint Energy, Inc.	383,100
6,750	CMS Energy Corp.	210,263
12,250	Questar Corp.	303,800
6,500	TransCanada Corp.	310,180

		1,207,343

	Total Common Stocks (Cost $24,820,134)	28,398,178

	Preferred Stocks — 23.1%
	Financials — 14.7%
13,000	Allstate Corp./The, 5.100%	326,690
12,500	American Financial Group, Inc., 7.000%	327,625
24,331	Axis Capital Holdings Ltd., Series C, 6.875%	636,742
21,000	BB&T Corp., 5.850%	522,270
24,000	Charles Schwab Corp./The, Series B, 6.000%	605,520
30,500	JPMorgan Chase Capital XXIX, 6.700%	793,000
13,500	KKR Financial Holdings LLC, 8.375%	380,700
15,000	PartnerRe Ltd., Series E, 7.250%	401,250
10,000	Prudential Financial, Inc., 5.700%	246,500
18,000	Raymond James Financial, Inc., 6.900%	485,280
18,750	State Street Corp., Series C, 5.250%	434,062
25,000	Wells Fargo & Co., Series J, 8.000%	743,500

		5,903,139

Shares		Value
	Industrials — 1.4%
23,000	Stanley Black & Decker, Inc., 5.750%	$560,510

	Real Estate Investment Trusts — 6.7%
18,493	Kimco Realty Corp., Series H, 6.900%	483,222
24,000	PS Business Parks, Inc., Series S, 6.450%	603,120
19,000	Public Storage, Inc., Series V, 5.375%	432,630
25,000	Realty Income Corp., Series F, 6.625%	653,750
10,000	Senior Housing Properties Trust, 5.625%	230,000
11,000	Vornado Realty LP, 7.875%	280,720

		2,683,442

	Telecommunication Services — 0.3%
5,000	Verizon Communications, Inc., 5.900%	128,800

	Total Preferred Stocks (Cost $9,194,617)	9,275,891

	Cash Equivalents — 4.7%
1,894,192	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (b) (c)	1,894,192

	Total Cash Equivalents (Cost $1,894,192)	1,894,192

	Short-Term Securities Held as Collateral for Securities Lending — 4.6%
1,841,981	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (c)	1,841,981

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,841,981)	1,841,981

	Total Investments (Cost $37,750,924) — 103.2%	41,410,242

	Liabilities in Excess of Other Assets — (3.2)%	(1,278,721)

	Net Assets — 100.0%	$40,131,521

(a)	All or a portion of the security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014 was $1,812,313.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2014.

ADR—American Depositary Receipt

See Notes which are an integral part of the Financial Statements.

2

Huntington VA International Equity Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2014

Asset Allocation	Percentage of Market Value
Common Stocks	94.8%
Short-Term Securities Held as Collateral for Securities Lending	1.9%
Cash[1]	3.3%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2014, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2014

Shares		Value
	Common Stocks — 96.5%
	Australia — 2.3%
	Financials — 2.3%
26,000	Suncorp Group Ltd.	$331,972
10,000	Westpac Banking Corp.	319,487

		651,459

	Belgium — 2.2%
	Consumer Staples — 2.2%
5,400	Anheuser-Busch InBev NV	620,333

	Brazil — 1.9%
	Materials — 1.9%
40,000	Vale SA ADR (a)	529,200

	Canada — 3.0%
	Consumer Discretionary — 1.5%
5,000	Dollarama, Inc.	411,649

	Industrials — 1.5%
6,600	Canadian National Railway Co.	429,258

		840,907

	Denmark — 1.7%
	Health Care — 1.7%
10,500	Novo-Nordisk A/S ADR	484,995

	France — 8.5%
	Energy — 0.6%
2,400	Total SA	173,440

	Financials — 3.7%
24,509	AXA SA ADR	587,726
32,000	Credit Agricole SA	451,290

		1,039,016

	Health Care — 1.9%
5,000	Sanofi-Aventis	531,115

	Industrials — 2.3%
9,700	Safran SA	635,046

		2,378,617

Shares		Value
	Germany — 12.5%
	Financials — 2.0%
3,400	Allianz SE	$566,550

	Health Care — 4.0%
4,300	Bayer AG	607,305
11,000	Stada Arzneimittel AG	523,906

		1,131,211

	Industrials — 6.5%
17,200	GEA Group AG *	814,371
300	OSRAM Licht AG *	15,130
3,000	Siemens AG	396,180
4,536	Siemens AG ADR	599,614

		1,825,295

		3,523,056

	Hong Kong — 2.2%
	Industrials — 2.2%
45,000	Hutchison Whampoa Ltd.	615,452

	Italy — 2.2%
	Energy — 2.2%
22,200	Eni SpA	607,320

	Japan — 20.0%
	Consumer Staples — 2.1%
6,000	Unicharm Corp.	357,536
3,700	Welcia Holdings Co. Ltd.	226,799

		584,335

	Financials — 2.7%
18,000	Mitsubishi Estate Co. Ltd.	444,359
7,700	Sumitomo Mitsui Financial Group, Inc.	322,562

		766,921

	Industrials — 5.1%
46,000	KUBOTA Corp.	652,019
12,500	Makita Corp.	772,382
130,000	NTN Corp.	567,170

		1,991,571

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

3

Huntington VA International Equity Fund

Portfolio of Investments (Unaudited) (continued)

June 30, 2014

Shares		Value
	Common Stocks — (continued)
	Japan — (continued)
	Information Technology — 5.8%
1,870	KEYENCE Corp.	$815,760
8,600	Murata Manufacturing Co. Ltd.	804,823

		1,620,583

	Telecommunication Services — 2.3%
8,800	Softbank Corp.	655,201

		5,618,611

	Netherlands — 2.1%
	Materials — 2.1%
6,000	Lyondellbasell Industries NV, Class A	585,900

	Singapore — 1.9%
	Industrials — 1.8%
60,300	Keppel Corp Ltd.	521,799

	Real Estate Investment Trust — 0.1%
16,884	Keppel REIT	17,332

		539,131

	Spain — 2.5%
	Financials — 2.5%
55,873	Banco Bilbao Vizcaya SA	712,154
28	Banco Santander SA ADR	292

		712,446

	Sweden — 5.1%
	Consumer Discretionary — 2.6%
16,600	Hennes & Mauritz AB	725,427

	Materials — 2.5%
27,700	Svenska Cellulosa AB	721,741

		1,447,168

	Switzerland — 10.8%
	Financials — 4.5%
5,600	ACE Ltd.	580,720
23,780	Credit Suisse Group AG	680,065

		1,260,785

	Health Care — 6.3%
9,000	Novartis AG	814,980
6,000	Novartis AG ADR	543,180
1,400	Roche Holding AG	417,583

		1,775,743

		3,036,528

	United Kingdom — 16.7%
	Consumer Discretionary — 3.8%
44,200	Greene King PLC	638,129
5,000	Liberty Global PLC, Class A *	221,100
5,000	Liberty Global PLC, Class C *	211,550

		1,070,779

	Consumer Staples — 1.4%
4,660	Reckitt Benckiser Group PLC	406,778

Shares		Value
	United Kingdom — (continued)
	Health Care — 3.4%
5,200	AstraZeneca PLC ADR	$386,412
10,645	GlaxoSmithKline PLC ADR	569,295

		955,707

	Industrials — 2.8%
41,900	Rolls-Royce Holdings PLC	766,643
5,614,600	Rolls-Royce Holdings PLC, Class C	9,610

		776,253

	Telecommunication Services — 3.8%
107,000	BT Group PLC	704,909
105,818	Vodafone Group PLC	353,179

		1,058,088

	Utilities — 1.5%
16,100	SSE PLC	431,813

		4,699,418

	United States — 0.9%
	Telecommunication Services —0.9%
5,102	Verizon Communications, Inc.	249,998

	Total Common Stocks (Cost $20,441,167)	27,140,539

	Cash Equivalents — 3.4%
955,707	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (b) (c)	955,707

	Total Cash Equivalents (Cost $955,707)	955,707

	Short-Term Securities Held as Collateral for Securities Lending — 1.9%
540,876	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (c)	540,876

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $540,876)	540,876

	Total Investments (Cost $21,937,750) — 101.8%	28,637,122

	Liabilities in Excess of Other Assets — (1.8)%	(493,999)

	Net Assets — 100.0%	$28,143,123

(a)	All or a portion of the security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014 was $527,877.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2014.

*	Non-income producing security.

ADR—American Depositary Receipt

See Notes which are an integral part of the Financial Statements.

4

Huntington VA Situs Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2014

Asset Allocation	Percentage of Market Value
Common Stocks	81.1%
Short-Term Securities Held as Collateral for Securities Lending	16.8%
Cash[1]	1.9%
Exchange-Traded Funds	0.2%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2014, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2014

Shares		Value
	Common Stocks — 97.6%
	Bermuda — 1.5%
	Financials — 1.5%
18,750	Arch Capital Group Ltd.*	$1,077,000

	Brazil — 0.7%
	Consumer Staples — 0.7%
10,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	463,300

	Chile — 0.0%
	Materials — 0.0%
800	Sociedad Quimica y Minera de Chile SA ADR (a)	23,448

	Finland — 0.6%
	Industrials — 0.6%
2,000	Cargotec Oyj (a)	76,237
8,400	Kone Oyj	350,561

		426,798

	Germany — 0.1%
	Health Care — 0.1%
1,900	Stada Arzneimittel AG	90,493

	Hong Kong — 0.1%
	Consumer Discretionary — 0.1%
13,000	Television Broadcasts Ltd.	84,454

	Ireland — 0.4%
	Consumer Staples — 0.4%
3,500	Kerry Group PLC	262,853

	Israel — 0.2%
	Industrials — 0.2%
2,800	Elbit Systems Ltd.	172,200

	Japan — 0.4%
	Consumer Discretionary — 0.1%
2,000	Honda Motor Co. Ltd. ADR	69,980

	Industrials — 0.1%
3,500	Sato Corp.	92,069

Shares		Value
	Japan — (continued)
	Information Technology — 0.2%
14,800	Furuno Electric Co. Ltd.	$99,485

		261,534

	Sweden — 0.1%
	Consumer Discretionary — 0.1%
4,800	Haldex AB	59,265

	Switzerland — 0.3%
	Consumer Discretionary — 0.3%
3,500	Garmin Ltd. (a)	213,150

	United Kingdom — 0.5%
	Industrials — 0.5%
4,800	Concentric AB	67,706
26,424	HALMA PLC*	266,614

		334,320

	United States — 92.7%
	Consumer Discretionary — 10.0%
43,300	Cabela’s, Inc., Class A (a)*	2,701,920
1,200	EZCORP, Inc., Class A*	13,860
7,000	Papa John’s International, Inc.	296,730
10,000	PetMed Express, Inc.	134,800
2,000	Rent-A-Center, Inc.	57,360
34,000	Sonic Corp.*	750,720
10,000	Tempur Sealy International, Inc.*	597,000
33,000	Tractor Supply Co.	1,993,200
17,000	Urban Outfitters, Inc.*	575,620

		7,121,210

	Consumer Staples — 3.0%
10,700	Darling International, Inc.*	223,630
15,100	Fresh Del Monte Produce, Inc.	462,815
15,000	Sanderson Farms, Inc. (a)	1,458,000

		2,144,445

	Energy — 7.0%
3,000	Atwood Oceanics, Inc.*	157,440
25,000	CARBO Ceramics, Inc. (a)	3,853,000

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

5

Huntington VA Situs Fund

Portfolio of Investments (Unaudited) (continued)

June 30, 2014

Shares		Value
	Common Stocks — (continued)
	United States — (continued)
	Energy — (continued)
7,000	Denbury Resources, Inc.	$129,220
1,500	Dril-Quip, Inc.*	163,860
1,000	Helmerich & Payne, Inc.	116,110
1,000	Matrix Service Co.*	32,790
1,500	Rosetta Resources, Inc.*	82,275
5,000	SM Energy Co.	420,500

		4,955,195

	Financials — 11.0%
30,000	Cullen/Frost Bankers, Inc. (a)	2,382,600
38,000	Evercore Partners, Inc.	2,190,320
10,000	First Financial Holdings, Inc.*	610,000
22,000	International Bancshares Corp.	594,000
35,000	Raymond James Financial, Inc.	1,775,550
3,000	Simmons First National Corp.	118,170
10,000	Umpqua Holdings Corp. (a)	179,200

		7,849,840

	Health Care — 9.6%
11,000	Abaxis, Inc. (a)	487,410
33,000	AmSurg Corp.*	1,503,810
650	Bio-Rad Laboratories, Inc., Class A*	77,811
2,000	Cepheid, Inc.*	95,880
39,710	Cerner Corp.*	2,048,242
10,000	Edwards LifeSciences Corp. (a)*	858,400
8,000	Luminex Corp.*	137,200
5,000	Merit Medical Systems, Inc.*	75,500
38,000	Myriad Genetics, Inc. (a)*	1,478,960
7,000	Osiris Therapeutics, Inc. (a)*	109,340
1	PharMerica Corp.*	28

		6,872,581

	Industrials — 16.8%
5,000	Allegiant Travel Co.	588,850
6,000	BE Aerospace, Inc.*	554,940
17,000	EnPro Industries, Inc.*	1,243,720
25,700	Flowserve Corp.	1,910,795
20,000	Harsco Corp.	532,600
10,000	Jacobs Engineering Group, Inc.*	532,800
9,300	John Bean Technologies Corp.	288,207
20,000	Lindsay Corp. (a)	1,689,400
2,000	MSA Safety, Inc.	114,960
4,500	Old Dominion Freight Line, Inc.*	286,560
12,000	Quanta Services, Inc.*	414,960
3,020	Rockwell Automation, Inc.	377,983
1,000	Ryder System, Inc.	88,090
2,010	Stericycle, Inc.*	238,024
4,000	Taser International, Inc.*	53,200
45,000	Trinity Industries, Inc. (a)	1,967,400
16,000	Watts Water Technologies, Inc., Class A	987,680
5,000	Werner Enterprises, Inc.	132,550

		12,002,719

Shares		Value
	United States — (continued)
	Information Technology — 21.9%
22,000	ACI Worldwide, Inc.*	$1,228,260
9,500	Anixter International, Inc.	950,665
20,000	Cardtronics, Inc.*	681,600
5,110	Citrix Systems, Inc.*	319,630
25,000	Diodes, Inc.*	724,000
3,000	Exlservice Holdings, Inc.*	88,350
5,705	Fidelity National Information Services, Inc.	312,292
5,000	Fiserv, Inc.*	301,600
12,482	FLIR Systems, Inc.	433,500
64,500	Geospace Technologies Corp. (a)*	3,552,660
4,830	j2 Global, Inc.	245,654
33,000	Jabil Circuit, Inc.	689,700
20,000	Methode Electronics, Inc.	764,200
5,348	NCR Corp.*	187,661
8,600	NVIDIA Corp.	159,444
21,000	Red Hat, Inc.*	1,160,670
15,000	ScanSource, Inc.*	571,200
9,300	Synopsys, Inc.*	361,026
8,768	Teradata Corp.*	352,474
39,000	Trimble Navigation Ltd.*	1,441,050
11,500	Tyler Technologies, Inc.*	1,048,915

		15,574,551

	Materials — 10.1%
12,000	Albemarle Corp.	858,000
12,500	Eagle Materials, Inc.	1,178,500
10,000	Eastman Chemical Co.	873,500
7,400	FMC Corp.	526,806
11,580	Olin Corp.	311,734
18,000	Quaker Chemical Corp.	1,382,220
5,130	Royal Gold, Inc.	390,496
10,800	Scotts Miracle-Gro Co./The, Class A	614,088
3,500	Sonoco Products Co.	153,755
5,000	Terra Nitrogen Co. LP (a)	721,600
2,500	United States Lime & Minerals, Inc.	162,000

		7,172,699

	Real Estate Investment Trusts — 0.9%
3,500	Camden Property Trust	249,025
8,500	Equity One, Inc.	200,515
5,000	Weingarten Realty Investors (a)	164,200

		613,740

	Telecommunication Services — 0.2%
15,000	General Communication, Inc., Class A*	166,200

	Utilities — 2.2%
11,140	CMS Energy Corp.	347,011
5,000	Hawaiian Electric Industries, Inc.	126,600
15,900	Portland General Electric Co.	551,253

See Notes which are an integral part of the Financial Statements.

6

Huntington VA Situs Fund

Portfolio of Investments (Unaudited) (continued)

June 30, 2014

Shares		Value
	Common Stocks — (continued)
	United States — (continued)
	Utilities — (continued)
7,500	UGI Corp.	$378,750
4,560	Xcel Energy, Inc.	146,969

		1,550,583

		66,023,763

	Total Common Stocks (Cost $45,749,313)	69,492,578

	Exchange-Traded Funds — 0.2%
3,500	iShares China Large-Cap ETF	129,640

	Total Exchange-Traded Funds (Cost $89,145)	129,640

	Cash Equivalents — 2.3%
1,657,248	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (b) (c)	1,657,248

	Total Cash Equivalents (Cost $1,657,248)	1,657,248

	Short-Term Securities Held as Collateral for Securities Lending — 20.2%
14,391,641	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.090% (c)	14,391,641

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $14,391,641)	14,391,641

	Total Investments (Cost $61,887,347) — 120.3%	85,671,107

	Liabilities in Excess of Other Assets — (20.3)%	(14,471,356)

	Net Assets — 100.0%	$71,199,751

(a)	All or a portion of the security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014 was $14,294,731.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of June 30, 2014.
*	Non-income producing security.

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

7

Huntington Funds

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	Huntington VA Dividend Capture Fund	Huntington VA International Equity Fund	Huntington VA Situs Fund
Assets:
Investments, at cost	$37,750,924	$21,937,750	$61,887,347

Investments, at value	39,516,050	27,681,415	84,013,859
Investments in affiliated securities, at value	1,894,192	955,707	1,657,248

Total investments	41,410,242	28,637,122	85,671,107
Cash	3,000	1,285	2,089
Foreign currencies, at value (Cost $516, $11,131 and $0)	515	11,135	—
Income receivable	138,646	29,668	52,860
Receivable for investments sold	1,151,751	—	—
Receivable for shares sold	2,850	29,836	13,061
Tax reclaims receivable	2,912	40,506	1,048
Prepaid expenses and other assets	1,774	1,041	5,958

Total assets	42,711,690	28,750,593	85,746,123
Liabilities:
Payable for return of collateral on loaned securities	1,841,981	540,876	14,391,641
Payable for investments purchased	616,828	—	—
Payable for shares redeemed	83,721	27,210	85,473
Accrued expenses and other payables:
Investment advisory fees	14,984	12,248	30,628
Administration fees	6,070	4,250	10,563
Custodian fees	4,254	5,317	5,370
Professional fees	3,717	6,970	10,407
Pricing fees	3,430	4,341	5,011
Transfer and dividend disbursing agent fees and expenses	4,611	2,331	5,843
Trustees’ fees	85	—	—
Compliance service fees	488	300	865
Other	—	3,627	571

Total Liabilities	2,580,169	607,470	14,546,372

Net Assets	$40,131,521	$28,143,123	$71,199,751

Net Assets consist of:
Paid in capital	$36,242,964	$20,941,709	$44,936,986
Net unrealized appreciation of investments, options and translations of assets and liabilities in foreign currency	3,659,312	6,700,018	23,783,786
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(335,801)	(397,752)	2,377,282
Accumulated net investment income	565,046	899,148	101,697

Net Assets	$40,131,521	$28,143,123	$71,199,751

Shares Outstanding (unlimited number of shares authorized, no par value)	3,108,799	1,618,062	3,105,352

Net Asset Value, Redemption Price and Offering Price Per Share:
(Net asset value, offering and redemption price per share)	$12.91	$17.39	$22.93

See Notes which are an integral part of the Financial Statements.

8

Huntington Funds

Statements of Operations

Six Months Ended June 30, 2014 (Unaudited)

	Huntington VA Dividend Capture Fund	Huntington VA International Equity Fund	Huntington VA Situs Fund
Investment Income:
Dividend income	$768,086	$645,001	$279,081
Dividend income from affiliated securities	89	206	196
Income from securities lending, net(a)	47,570	5,102	109,011
Foreign dividend taxes withheld	(3,888)	(94,498)	(199)

Total investment income	811,857	555,811	388,089

Expenses:
Investment advisory fees	108,598	98,317	176,130
Administration fees	33,163	29,908	53,573
Custodian fees	5,285	10,051	9,979
Transfer and dividend disbursing agent fees and expenses	5,468	5,128	6,632
Trustees’ fees	1,721	1,511	2,541
Professional Fees	8,371	6,632	8,812
Pricing fees	2,841	7,202	4,931
Printing and postage	3,884	3,992	13,266
Insurance premiums	1,229	1,533	1,369
Compliance service fees	685	599	1,217
Line of credit fees	379	297	294
Interest expense	74	54	73
Other	2,784	1,460	3,426

Total expenses	174,482	166,684	282,243

Investment advisory fees waived	—	(6,954)	—

Net expenses	174,482	159,730	282,243

Net investment income	637,375	396,081	105,846

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investment transactions	2,244,730	1,309,678	2,385,690
Net realized loss on foreign currency transactions	(2,271)	(6,827)	(493)

Net realized gain on investments and translation of assets and liabilities in foreign currency transactions	2,242,459	1,302,851	2,385,197

Net change in unrealized depreciation of investments, options and translation of assets and liabilities in foreign currency	(133,925)	(1,694,280)	(1,807,155)

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	2,108,534	(391,429)	578,042

Change in net assets resulting from operations	$2,745,909	$4,652	$683,888

(a)	Income from securities lending is net of ($10,813, $1,140 and $24,350) expenses paid to Huntington Bank.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

9

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Dividend Capture Fund		Huntington VA International Equity Fund		Huntington VA Situs Fund
	Six Months Ended Jun. 30, 2014	Year Ended Dec. 31, 2013	Six Months Ended Jun. 30, 2014	Year Ended Dec. 31, 2013	Six Months Ended Jun. 30, 2014	Year Ended Dec. 31, 2013
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$637,375	$1,462,687	$396,081	$543,059	$105,846	$233,572
Net realized gain on investments and foreign currency transactions	2,242,459	6,505,851	1,302,851	2,240,355	2,385.197	3,788,126
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(133,925)	(1,055,802)	(1,694,280)	4,212,464	(1,807,155)	11,282,454

Change in net assets resulting from operations	2,745,909	6,912,736	4,652	6,995,878	683,888	15,304,152

Distributions to Shareholders—
From net investment income	(1,450,837)	(1,203,200)	—	(490,901)	(273,158)	(186,069)
From net realized gains on investments	—	—	—	—	(2,815,787)	—

Change in net assets resulting from distributions to shareholders	(1,450,837)	(1,203,200)	—	(490,901)	(3,088,945)	(186,069)

Change in net assets resulting from capital transactions	(2,272,704)	2,623,976	(8,621,668)	(815,638)	11,377,317	1,707,110

Change in net assets	(977,632)	8,333,512	(8,617,016)	5,689,339	8,972,260	16,825,193
Net Assets:
Beginning of period	41,109,153	32,775,641	36,760,139	31,070,800	62,227,491	45,402,298

End of period	$40,131,521	$41,109,153	$28,143,123	$36,760,139	$71,199,751	$62,227,491

Accumulated net investment income included in net assets at end of period	$565,046	$1,378,508	$899,148	$503,067	$101,697	$269,009

Capital Transactions:
Shares sold	2,323,332	3,169,584	2,895,841	5,566,334	4,715,490	17,670,048
Shares issued in connection with merger	11,894,194	8,124,507	—	—	16,321,997	—
Dividends reinvested	1,450,837	1,203,200	—	490,901	3,088,945	186,069
Shares redeemed	(17,941,067)	(9,873,315)	(11,517,509)	(6,872,873)	(12,749,115)	(16,149,007)

Net change resulting from capital transactions	$(2,272,704)	$2,623,976	$(8,621,668)	$(815,638)	$11,377,317	$1,707,110

Share Transactions:
Shares sold	179,794	268,467	172,273	356,756	200,859	875,054
Shares issued in connection with merger	922,746	688,657	—	—	714,623	—
Dividends reinvested	112,906	97,425	—	29,290	135,302	7,901
Shares redeemed	(1,382,354)	(819,446)	(685,712)	(438,619)	(543,602)	(777,770)

Net change resulting from share transactions	(166,908)	235,103	(513,439)	(52,573)	507,182	105,185

See Notes which are an integral part of the Financial Statements.

10

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H U N T I N G T O N      F U N D S

11

Huntington Funds

Financial Highlights

(For a share outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Total Distributions
Huntington VA Dividend Capture Fund
2009	$7.09	0.37		1.41	1.78	—	—	—
2010	$8.87	0.38		0.91	1.29	(0.41)	—	(0.41)
2011	$9.75	0.44		0.25	0.69	(0.38)	—	(0.38)
2012	$10.06	0.45		0.70	1.15	(0.43)	—	(0.43)
2013	$10.78	0.43		1.72	2.15	(0.38)	—	(0.38)
2014(3)	$12.55	0.22	(6)	0.82	1.04	(0.68)	—	(0.68)
Huntington VA International Equity Fund
2009	—	—		—	—	—	—	(0.01)
2010	$13.42	0.14		1.06	1.20	(0.16)	—	(0.16)
2011	$14.46	—		—	—	(0.16)	—	(0.16)
2012	$12.63	0.23		1.54	1.77	(0.17)	—	(0.17)
2013	$14.23	0.26		2.99	3.25	(0.23)	—	(0.23)
2014(3)	$17.25	0.20	(6)	(0.06)	0.14	—	—	—
Huntington VA Situs Fund
2009	$8.74	0.07		2.81	2.88	—	—	—
2010	$11.62	0.01		3.41	3.42	(0.05)	—	(0.05)
2011	$14.99	(0.01)		(0.13)	(0.14)	— (7)	—	— (7)
2012	$14.85	0.09		3.27	3.36	—	—	—
2013	$18.21	0.08		5.73	5.81	(0.07)	—	(0.07)
2014(3)	$23.95	0.05		0.30	0.35	(0.12)	(1.25)	(1.37)

(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Six months ended June 30, 2014 (Unaudited).
(4)	Not Annualized.
(5)	Computed on an annualized basis.
(6)	Calculated using average shares for the period.
(7)	Amount is less than $0.005.
(8)	Rounds to less than 0.005%.

See Notes which are an integral part of the Financial Statements.

12

Net Asset Value, End of period	Total Return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate

$8.87	25.11%		1.00%		4.81%		1.00%		$33,557	94%
$9.75	15.12%		0.98%		3.54%		0.98%		$33,625	120%
$10.06	7.07%		0.97%		3.74%		0.97%		$31,826	142%
$10.78	11.47%		0.95%		3.85%		0.95%		$32,776	110%
$12.55	19.96%		0.98%		3.63%		0.98%		$41,109	118%
$12.91	8.31	%(4)	0.96	%(5)	3.52	%(5)	0.96	%(5)	$40,132	84	%(4)

$13.42	33.47%		1.01%		2.17%		1.05%		$16,362	29%
$14.46	9.18%		1.10%		1.42%		1.10%		$22,648	35%
$12.63	(11.55)%		1.03%		1.77%		1.03%		$26,085	36%
$14.23	14.04%		1.00%		1.79%		1.00%		$31,071	25%
$17.25	22.90%		0.99%		1.62%		1.01%		$36,760	57%
$17.39	0.81	%(4)	0.98	%(5)	2.42	%(5)	1.02	%(5)	$28,143	6	%(4)

$11.62	32.95%		1.01%		0.73%		1.01%		$17,035	10%
$14.99	29.61%		1.02%		0.13%		1.02%		$23,683	19%
$14.85	(0.91)%		0.99%		—	%(8)	0.99%		$35,271	14%
$18.21	22.63%		0.96%		0.55%		0.96%		$45,402	10%
$23.95	31.92%		0.94%		0.42%		0.94%		$62,227	26%
$22.93	1.48	%(4)	0.96	%(5)	0.36	%(5)	0.96	%(5)	$71,200	15	%(4)

H U N T I N G T O N      F U N D S

13

Huntington Funds

Notes to Financial Statements (Unaudited)

June 30, 2014

(1)	Organization

The Huntington Funds (the “Trust”) was organized as a Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2014, the Trust operated 18 separate series, or mutual funds, each with its own investment objective and strategy. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)

Huntington VA International Equity Fund (“VA International Equity Fund”)

Huntington VA Situs Fund (“VA Situs Fund”)

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public, but pursuant to an exemptive order granted by the Securities and Exchange Commission and procedures adopted by the Trust’s Board of Trustees (the “Trustees”), the Funds were sold during the year only to separate accounts of Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, Lincoln Insurance Company, Nationwide Insurance Company, Delaware Life Insurance Company, Forethought Life Insurance Company and Transamerica Life Insurance Company for use with their respective variable insurance contracts and policies.

On June 20, 2014, the VA Dividend Capture Fund acquired all of the assets and assumed all of the liabilities of the Huntington VA Income Equity Fund (“VA Income Equity Fund”) pursuant to an agreement and plan of reorganization approved by the Trustees on January 30, 2014. The reorganization provides shareholders of the VA Income Equity Fund access to a larger and more diversified portfolio with a similar investment strategy and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

The acquisition was accomplished by a tax-free exchange of 922,746 shares of the VA Dividend Capture Fund (valued at $11,894,194) for 1,090,350 shares of the VA Income Equity Fund outstanding on June 20, 2014. The investment portfolio of the VA Income Equity Fund, with a fair value of $11,491,112 and identified cost of $10,018,073 was the principal asset acquired by the VA Dividend Capture Fund. For financial reporting purposes, assets received and shares issued by the VA Dividend Capture Fund were recorded at fair value; however, the identified cost of the investments received from the VA Income Equity Fund was carried forward to align ongoing reporting of the VA Dividend Capture Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the VA Dividend Capture Fund immediately before the acquisition were $28,867,249. The net assets of the VA Income Equity Fund at that date of $11,894,194, including $1,473,039 of unrealized appreciation, were combined with those of the VA Dividend Capture Fund, resulting in combined net assets of $40,761,443.

Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the VA Dividend Capture Fund, the VA Dividend Capture Fund’s pro forma results of operations for the six months ended June 30, 2014, are as follows:

Net Investment Income*	$863,486
Net Realized and Unrealized Gain on Investments	2,820,665
Net Increase in Net Assets Resulting From Operations	3,684,151

*	Net Investment Income includes $16,800 of pro forma additional merger expenses.

On June 20, 2014, the VA Situs Fund acquired all of the assets and assumed all of the liabilities of the Huntington VA Mid Corp America Fund (“VA Mid Corp America Fund”) pursuant to an agreement and plan of reorganization approved by the Trustees on January 30, 2014. The reorganization provides shareholders of the VA Mid Corp America Fund access to a larger and more diversified portfolio with a similar investment strategy and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

The acquisition was accomplished by a tax-free exchange of 714,623 shares of the VA Situs Fund (valued at $16,321,997) for 1,952,602 shares of the VA Mid Corp America Fund outstanding on June 20, 2014. The investment portfolio of the VA Mid Corp America Fund, with a fair value of $15,896,411 and identified cost of $12,865,034 was the principal asset acquired by the VA Situs Fund. For financial reporting purposes, assets received and shares issued by the VA Situs Fund were recorded at fair value;

14

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

however, the identified cost of the investments received from the VA Mid Corp America Fund was carried forward to align ongoing reporting of the VA Situs Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the VA Situs Fund immediately before the acquisition were $54,403,068. The net assets of the VA Mid Corp America Fund at that date of $16,321,997, including $3,031,377 of unrealized appreciation, were combined with those of the VA Situs Fund, resulting in combined net assets of $70,725,065.

Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the VA Situs Fund, the VA Situs Fund’s pro forma results of operations for the six months ended June 30, 2014, are as follows:

Net Investment Income*	$127,980
Net Realized and Unrealized Gain on Investments	1,044,935
Net Increase in Net Assets Resulting From Operations	1,172,915

*	Net Investment Income includes $16,800 of pro forma additional merger expenses.

Because the investment portfolios of VA Dividend Capture Fund and VA Situs Fund have each been managed as single portfolios since their respective acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the VA Income Equity Fund and VA Mid Corp America Fund that have been included in the accompanying relevant Statements of Operations since June 20, 2014.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1	- quoted prices in active markets for identical assets.

• Level 2	- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3	- significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on

15

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded which are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to, the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities. If the movement in the index is greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

16

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2014 based on the three levels defined previously:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
VA Dividend Capture Fund
Investment Securities:
Common Stocks	$28,398,178	$—	$—	$28,398,178
Preferred Stocks	9,275,891	—	—	9,275,891
Cash Equivalents	1,894,192	—	—	1,894,192
Short-Term Securities Held as Collateral for Securities Lending	1,841,981	—	—	1,841,981

Total Investment Securities	41,410,242	—	—	41,410,242
VA International Equity Fund
Investment Securities:
Common Stocks	$27,140,539	—	—	$27,140,539
Cash Equivalents	955,707	—	—	955,707
Short-Term Securities Held as Collateral for Securities Lending	540,876	—	—	540,876

Total Investment Securities	28,637,122	—	—	28,637,122

VA Situs Fund
Investment Securities:
Common Stocks	$69,492,578	$—	$—	$69,492,578
Exchange-Traded Funds	129,640	—	—	129,640
Cash Equivalents	1,657,248	—	—	1,657,248
Short-Term Securities Held as Collateral for Securities Lending	14,391,641	—	—	14,391,641

Total Investment Securities	85,671,107	—	—	85,671,107

Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities at reporting period end. Transfers from Level 2 to Level 1 indicate that the fair value of international equity securities used at the previous reporting period end did not occur as of the current reporting period end.

For the six months ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels for the six months ended June 30, 2014.

B.	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

C.	Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies.

The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—VA International Equity Fund and VA Situs Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of Operations. The Funds could be exposed to risks if the counterparties to the contracts are unable

17

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

to meet the terms of their contracts and from unanticipated movements in exchange rates. At June 30, 2014, VA International Equity Fund and VA Situs Fund did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of VA Situs Fund’s written option activity for the six months ended June 30, 2014:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2013	350	$81,954
Options exercised	(350)	(81,954)

Outstanding at 6/30/2014	—	$—

The effect of Derivative Instruments on the Statements of Operations for the six months ended June 30, 2014 is as follows:

Primary Risk Exposure	Location of Gain (Loss) on Derivatives Recognized in Income	Fund	Realized Gain (Loss) on Derivatives Recognized from Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized from Operations
Option Contracts	Net realized gain (loss) on written option transactions/net change in unrealized appreciation (depreciation) of investments and written options	VA Situs Fund	$—	$117,921

Balance Sheet Offsetting Information

The following tables provide a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2014.

Securities Loaned

				Gross Amounts Not Offset in Statements of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount (not less than 0)
VA Dividend Capture Fund	$1,841,981	$—	$1,841,981	$(1,841,981)	$—	$—
VA International Equity Fund	540,876	—	540,876	(540,876)	—	—
VA Situs Fund	14,391,641	—	14,391,641	(14,391,641)	—	—

Written Options

The notional value of the written options contracts outstanding at June 30, 2014 and the month-end average notional amount for the six months ended June 30, 2014 are detailed in the table below:

Fund	Average Month-End Notional Amount	June 30, 2014 Notional Amount
VA Situs Fund	$233,333	$—

Derivative positions open during the period and at period end, if any, are reflected for each Fund in the table above. The volume of these positions relative to each Fund’s net assets at the close of the reporting period is generally higher than the volume of such positions at the beginning of the reporting period. The Funds value derivative instruments at fair value and recognize changes in fair value currently in the results on operations.

18

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

Netting Agreements—During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of June 30, 2014, the Funds were not invested in any portfolio securities or derivatives that could be netted subject to the netting agreements.

D.	Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions pursuant to a securities lending agreement with Morgan Stanley & Co. LLC. In determining whether to lend to a particular broker, dealer or financial institution, Huntington Asset Advisors, Inc. (the “Advisor”) will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds lending securities receive an annual securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian and receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of June 30, 2014, the following Funds had securities with the following market values on loan and related activity:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Securities Lending Income Received by the Funds	Fees Paid the Funds to Huntington from Securities Lending
VA Dividend Capture Fund	$1,812,313	$1,841,981	$2,219,146	$58,383	$10,813
VA International Equity Fund	527,877	540,876	1,935,152	6,242	1,140
VA Situs Fund	14,294,731	14,391,641	13,712,610	133,361	24,350

E.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

F.	Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid annually by the Funds. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, paydown gains/losses on mortgage backed and asset backed securities, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily attributable to losses deferred due to wash sales and straddles, capital loss carryfowards, non-taxable distributions from underlying investments and the tax treatment of passive foreign investment companies.

19

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

The Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

The Funds may invest in Master Limited Partnerships (“MLPs”), which generally are treated as partnerships for Federal income tax purposes. As a limited partner in the MLPs, the Fund includes its allocable share of the MLPs’ taxable income in computing its own taxable income.

G.	Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

H.	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. In addition to complying with the federal tax requirements applicable to regulated investment companies, the Funds also plan to comply with certain diversification standards applicable to underlying assets of variable annuity contracts in order to avoid taxation on the variable contract owners with respect to earnings allocable to the contract from investments in the Funds.

Withholding taxes on foreign interest, dividends and capital gains with respect to the Funds have been provided for in accordance with each applicable country’s tax rules and rates.

As of June 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
VA Dividend Capture Fund	$37,808,956	$3,740,481	$(139,195)	$3,601,286
VA International Equity Fund	21,943,576	6,980,529	(286,983)	6,693,546
VA Situs Fund	61,897,217	24,162,303	(388,413)	23,773,890

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

The tax character of distributions paid during the fiscal year ended December 31, 2013, was as follows:

	Distributions Paid From*
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
VA Dividend Capture Fund	$1,203,200	$—	$1,203,200	$—	$1,203,200
VA International Equity Fund	490,901	—	490,901	—	490,901
VA Situs Fund	186,069	—	186,069	—	186,069

*	The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

As of December 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Other Temporary Differences	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
VA Dividend Capture Fund	$1,417,186	$—	$1,417,186	$—	$(2,558,906)	$2,262,166	$1,120,446
VA International Equity Fund	538,694	—	538,694	(29,807)	(1,700,597)	8,388,472	7,196,762
VA Situs Fund	203,488	2,883,263	3,086,751	—	—	22,549,694	25,636,445

20

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

As of December 31, 2013, for federal income tax purposes and the treatment of distributions payable, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

Fund	2017	2018	No Expiration Short Term*	No Expiration Long Term*	Total
VA Dividend Capture Fund	$2,558,906	$—	$—	$—	$2,558,906
VA International Equity Fund	1,133,334	567,263	—	—	1,700,597

*	The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act were effective for the Funds’ fiscal year ending December 31, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

During the fiscal year ended December 31, 2013, the following Funds utilized capital loss carryforwards:

Fund	Utilized Amount
VA Dividend Capture Fund	$6,616,459
VA Situs Fund	1,013,685

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

(3)	Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee—Huntington Asset Advisors, Inc. (the “Advisor”), a subsidiary of The Huntington National Bank (“Huntington”), serves as the Funds’ investment adviser. The Advisor receives a fee for its services, computed daily and paid monthly, at an annual rate of 0.60% of the average daily net assets of each Fund.

The Advisor has agreed to contractually waive all or a portion of its investment advisory fee for the following funds (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses in order to limit each Fund’s total annual fund expenses (after fee waivers, and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) (“Expense Cap”) to the following:

Fund	Expense Cap	Expense Cap Effective Date	Expense Cap Expiration Date
VA Dividend Capture Fund	0.99%	April 30, 2014	April 30, 2015
VA International Equity Fund	0.98%	April 30, 2014	April 30, 2015
VA Situs Fund	1.00%	April 30, 2014	April 30, 2015

Prior to April 30, 2014, the Advisor had agreed to contractually waive all or a portion of its investment advisory fee for the VA International Equity Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses in order to limit the total direct net annual operating expenses and acquired (underlying) fund operating expenses to not more than 1.00% through April 30, 2014.

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of June 30, 2014, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

Fund	Amount Waived or Reimbursed	Expiring Beginning December 31,
VA International Equity Fund	$9,266	2016
	6,954	2017

21

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

Administrative Fees—Huntington Asset Services, Inc. (“HASI”), a wholly owned subsidiary of Huntington Bancshares, Incorporated, serves as Administrator to the Trust. The fees paid for administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances.

Maximum Administrative Fee	Average Daily Net Assets of the Trust
0.1822%	On the first $4 billion
0.1650%	On the next $2 billion
0.1575%	On the next $2 billion
0.1450%	On assets in excess of $8 billion

There is no minimum annual fee per fund or class of shares.

Transfer and Dividend Disbursing Agent Fees and Expenses—HASI is the transfer and dividend disbursing agent for the Funds. For its services, HASI receives a yearly fixed amount per shareholder account, subject to a yearly minimum of $6,000 for each of the Funds. HASI is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Custodian Fees—Huntington serves as custodian for each of the Funds. Brown Brothers Harriman serves as sub-custodian for the foreign assets of VA International Equity Fund and VA Situs Fund. Huntington and Brown Brothers Harriman receive fees based on the level of a Fund’s average daily net assets for the period, plus out-of-pocket expenses.

General—Certain officers of the Trust are Officers and/or Directors or Trustees of the above companies.

Each Trustee who is not an “interested person” of the Trust, as such term is defined in the 1940 Act, receives a $25,000 annual retainer plus $2,500 per regular Board meeting. The Audit Committee Chairman receives $33,000 annual retainer plus $2,500 per regular Board meeting. The Independent Chairman of the Board receives a $50,000 annual retainer plus $2,500 per regular Board meeting. The Board or a Committee may establish ad hoc committees or sub-committees. Any Committee or sub-committee member may be compensated by the Funds for incremental work outside of the regular meeting process based on the value added to the Funds. In addition, the Funds reimburse Trustees who are not employees of or affiliated with the Advisor for out-of-pocket expenses incurred in conjunction with attendance at meetings. For the six months ended June 30, 2014, actual Trustee compensation was $183,500 in aggregate from the Trust.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are managed by the Advisor. Income distributions earned from investments in these funds are recorded as income from affiliates in the accompanying financial statements. A summary of each Fund’s investment in such affiliated money market funds is set forth below:

Huntington U.S. Treasury Money Market Fund	12/31/13 Market Value	Purchases	Sales	6/30/14 Market Value	Income
VA Dividend Capture Fund	$152,351	$13,680,189	$(11,938,348)	$1,894,192	$89
VA International Equity Fund	1,564,721	8,643,974	(9,252,988)	955,707	206
VA Situs Fund	2,628,213	8,887,108	(9,858,073)	1,657,248	196

(4)	Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2014, were as follows:

Fund	Purchases	Sales
VA Dividend Capture Fund	$30,664,665	$37,183,628
VA International Equity Fund	1,819,854	9,393,799
VA Situs Fund	14,397,523	8,627,948

(5)	Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the

22

Huntington Funds

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

U.S. exchange rate. Fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts, and financial reporting standards or regulatory requirements may not be comparable to those applicable to U.S. companies.

(6)	Line of Credit

The Trust participates in a short-term credit agreement (“Line of Credit”) with Citibank, N.A. (“Citi”). Under the terms of the agreement, the Trust may borrow up to $20 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citi receives an annual facility fee of 0.10% on $20 million for providing the Line of Credit. Each Fund in the Trust pays a pro-rata portion of this facility fee plus any interest on amounts borrowed. For the six months ended June 30, 2014, the following Funds had borrowings under this Line of Credit.

Fund	Average Loan Balance	Weighted Average Interest Rate	Number of Days Outstanding*	Interest Expense Incurred	Maximum Loan Outstanding
VA Dividend Capture Fund	$378,057	1.41%	5	$74	$1,232,304
VA International Equity Fund	347,466	1.41	4	54	1,000,000
VA Situs Fund	928,717	1.41	2	73	1,767,697

*	Number of Days Outstanding represents the total days during the six months ended June 30, 2014 that each Fund utilized the Line of Credit.

As of June 30, 2014 the Funds had no outstanding borrowings under this Line of Credit.

(7)	Subsequent Event

Management has evaluated events or transactions that may have occurred since June 30, 2014, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

23

Huntington Funds

Supplemental Information (Unaudited)

Shareholder Expense Examples

Fund Expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2014 to June 30, 2014.

Actual Expenses. The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line together with the amount you invested to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as withdrawal charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the separate accounts, variable annuity contracts or variable life insurance policies. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value, January 1, 2014	Ending Account Value, June 30, 2014	Expenses Paid During Period(1)	Annualized Expense Ratio
VA Dividend Capture Fund
Actual	$1,000.00	$1,083.10	$4.98	0.96%
Hypothetical(2)	$1,000.00	$1,020.01	$4.83	0.96%
VA International Equity Fund
Actual	$1,000.00	$1,008.10	$4.86	0.98%
Hypothetical(2)	$1,000.00	$1,019.95	$4.89	0.98%
VA Situs Fund
Actual	$1,000.00	$1,014.80	$4.80	0.96%
Hypothetical(2)	$1,000.00	$1,020.03	$4.81	0.96%

(1)

Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Advisor for the period beginning January 1, 2014 through June 30, 2014. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show gross expense ratios, without such reimbursements.

(2)	Hypothetical assumes 5% annual return before expenses.

24

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each Fund’s objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonvafunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonvafunds.com by selecting “Form N-Q.”

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc., is the Custodian of The Huntington Funds. Huntington Asset Services, Inc. serves as the Administrator and Fund Accountant and is affiliated with the Huntington National Bank. Additionally, Brown Brothers Harriman & Co. is the Sub-Custodian of certain of the Funds. Huntington Asset Advisors, Inc., a subsidiary of the Huntington National Bank, serves as Investment Advisor to the Funds. Unified Financial Securities, Inc. serves as the Distributor of The Huntington Funds and is affiliated with the Huntington National Bank.

Huntington Shareholder Services: 800-253-0412

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Not applicable.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds

By (Signature and Title)*	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer and Principal Executive Officer

Date                 8/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer and Principal Executive Officer

Date                8/28/2014

By (Signature and Title)*	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date                8/28/2014